   As filed with the Securities and Exchange Commission on April 26, 2004.

                                                               File No. 33-73568
                                                                       811-07426

                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                      FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                        [ ]
                                    --------

         Post-Effective Amendment No.  26                                   [X]
                                     -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.    215                                               [X]
                       ----------

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

 Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.


 It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485
     _X_ on May 3, 2004 pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___ on __________ pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A

THE DIRECTOR
SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)                   [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Series VI of The Director variable annuity. Please read it carefully.

The Director variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Annuity will fluctuate with the performance of the underlying Funds.
--------------------------------------------------------------------------------


At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:



- EVERGREEN VA FOUNDATION FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Foundation Fund of the Evergreen Variable Annuity Trust



- EVERGREEN VA FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Fund of the Evergreen Variable Annuity Trust



- EVERGREEN VA GROWTH AND INCOME FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Growth and Income Fund of the Evergreen Variable Annuity Trust



- EVERGREEN VA GROWTH FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Growth Fund of the Evergreen Variable Annuity Trust



- EVERGREEN VA INTERNATIONAL EQUITY FUND SUB-ACCOUNT (formerly Evergreen VA International Growth Fund Sub-Account) which purchases Class 1 shares of Evergreen VA International Equity Fund of the Evergreen Variable Annuity Trust



- EVERGREEN VA OMEGA FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Omega Fund of the Evergreen Variable Annuity Trust



- EVERGREEN VA SPECIAL EQUITY FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Special Equity Fund of the Evergreen Variable Annuity Trust



- EVERGREEN VA SPECIAL VALUES FUND SUB-ACCOUNT (formerly Evergreen VA Small Cap Value Fund Sub-Account) which purchases Class 1 shares of Evergreen VA Special Values Fund of the Evergreen Variable Annuity Trust



- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund of Hartford Series Fund, Inc.



- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund of Hartford Series Fund, Inc.



- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund of Hartford Series Fund, Inc.



- HARTFORD DISCIPLINED EQUITY HLS FUND SUB-ACCOUNT (formerly Hartford Growth and Income HLS Fund Sub-Account) which purchases Class IA shares of Hartford Disciplined Equity HLS Fund of Hartford Series Fund, Inc.



- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD EQUITY INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Equity Income HLS Fund of Hartford Series Fund, Inc.



- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc. (Closed to Contracts issued on or after May 3, 2004)



- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc. (Closed to Contracts issued on or after May 3, 2004)



- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc. (Closed to Contracts issued on or after May 3, 2004)



- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc. (Closed to Contracts issued on or after May 3, 2004)



- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.



- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.



- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund of Hartford Series Fund, Inc.



- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.



- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund of Hartford Series Fund, Inc.



- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.



- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)



- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.



- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.



- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund of Hartford Series Fund, Inc.



- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc.



- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Small Company HLS Fund of Hartford Series Fund, Inc.



- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund of Hartford Series Fund, Inc.



- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc.



- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.



- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 3, 2004


STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 3, 2004

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       5
----------------------------------------------------------------------
FEE TABLES                                                        7
----------------------------------------------------------------------
HIGHLIGHTS                                                       11
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     12
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    12
----------------------------------------------------------------------
  The Separate Account                                           12
----------------------------------------------------------------------
  The Funds                                                      13
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  15
----------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                       16
----------------------------------------------------------------------
THE CONTRACT                                                     17
----------------------------------------------------------------------
  Purchases and Contract Value                                   17
----------------------------------------------------------------------
  Charges and Fees                                               19
----------------------------------------------------------------------
  Death Benefit                                                  21
----------------------------------------------------------------------
  Surrenders                                                     23
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  25
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         27
----------------------------------------------------------------------
OTHER INFORMATION                                                28
----------------------------------------------------------------------
  Legal Matters                                                  28
----------------------------------------------------------------------
  More Information                                               29
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       29
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         34
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          35
----------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES                39
----------------------------------------------------------------------
APPENDIX III -- ACCUMULATION UNIT VALUES                         40
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, Joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GENERAL ACCOUNT: The General Account includes our company assets including any money you have invested in the Fixed Accumulation Feature. The assets of the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.


REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.


SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

                                   FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

This table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. Charges for state premium taxes may also be deducted when you purchase the Contract, upon Surrender or when we start to make Annuity Payouts.

 CONTRACT OWNER TRANSACTION EXPENSES
 Sales Charge Imposed on Purchases (as a percentage of Premium
   Payments)                                                            None
 ----------------------------------------------------------------------------
 Contingent Deferred Sales Charge (as a percentage of Premium
   Payments) (1)
     First Year (2)                                                        6%
 ----------------------------------------------------------------------------
     Second Year                                                           6%
 ----------------------------------------------------------------------------
     Third Year                                                            5%
 ----------------------------------------------------------------------------
     Fourth Year                                                           5%
 ----------------------------------------------------------------------------
     Fifth Year                                                            4%
 ----------------------------------------------------------------------------
     Sixth Year                                                            3%
 ----------------------------------------------------------------------------
     Seventh Year                                                          2%
 ----------------------------------------------------------------------------
     Eighth Year                                                           0%
 ----------------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract, not including fees and expenses of the underlying Funds.

 ANNUAL MAINTENANCE FEE (3)                                          $    30
 ----------------------------------------------------------------------------
 SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
   Sub-Account Value)
     Mortality and Expense Risk Charge                                  1.25%
 ----------------------------------------------------------------------------
     Total Separate Account Annual Expenses                             1.25%
 ----------------------------------------------------------------------------
 OPTIONAL CHARGES (as a percentage of average daily Sub-Account
   Value)
     Optional Death Benefit Charge                                      0.15%
 ----------------------------------------------------------------------------
     Total Separate Account Annual Expenses with the Optional Death
      Benefit Charge                                                    1.40%
 ----------------------------------------------------------------------------

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.


THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                                      Minimum   Maximum
 --------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses
 (these are expenses that are deducted from Fund assets,
 including management fees, Rule 12b-1 distribution
 and/or service fees, and other expenses)                               0.44%     1.23%
 --------------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


THIS TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. BECAUSE OF THIS, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER THAN OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW.



                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)



                                                                          TOTAL ANNUAL FUND
                                                                              OPERATING
                                                                          EXPENSES (BEFORE                        TOTAL
                                                                           CONTRACTUAL FEE    CONTRACTUAL FEE    ANNUAL
                                                                             WAIVERS OR         WAIVERS OR        FUND
                                                  MANAGEMENT    OTHER          EXPENSE            EXPENSE       OPERATING
                                                     FEES      EXPENSES    REIMBURSEMENTS)    REIMBURSEMENTS    EXPENSES
-------------------------------------------------------------------------------------------------------------------------
Evergreen VA Foundation Fund -- Class I             0.75%       0.18%           0.93%              N/A            0.93%
-------------------------------------------------------------------------------------------------------------------------
Evergreen VA Fund -- Class I (1)                    0.75%       0.27%           1.02%              N/A            1.02%
-------------------------------------------------------------------------------------------------------------------------
Evergreen VA Growth and Income Fund -- Class I      0.75%       0.24%           0.99%              N/A            0.99%
-------------------------------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund -- Class I (1)             0.70%       0.38%           1.08%              N/A            1.08%
-------------------------------------------------------------------------------------------------------------------------
Evergreen VA International Equity Fund --
  Class I (1)                                       0.66%       0.46%           1.12%              N/A            1.12%
-------------------------------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund -- Class I                  0.52%       0.20%           0.72%              N/A            0.72%
-------------------------------------------------------------------------------------------------------------------------
Evergreen VA Special Equity Fund -- Class I (1)     0.92%       0.26%           1.18%              N/A            1.18%
-------------------------------------------------------------------------------------------------------------------------
Evergreen VA Special Values Fund -- Class I (1)     0.87%       0.27%           1.14%              N/A            1.14%
-------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund -- Class IA              0.63%       0.04%           0.67%              N/A            0.67%
-------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund -- Class IA                  0.47%       0.03%           0.50%              N/A            0.50%
-------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund --
  Class IA                                          0.64%       0.05%           0.69%              N/A            0.69%
-------------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund -- Class IA    0.73%       0.05%           0.78%              N/A            0.78%
-------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund --
  Class IA                                          0.65%       0.04%           0.69%              N/A            0.69%
-------------------------------------------------------------------------------------------------------------------------
Hartford Equity Income HLS Fund -- Class IA         0.83%       0.30%           1.13%              N/A            1.13%
-------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund -- Class IA                 0.85%       0.05%           0.90%              N/A            0.90%
-------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund -- Class IA       0.77%       0.07%           0.84%              N/A            0.84%
-------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund --
  Class IA                                          0.85%       0.16%           1.01%              N/A            1.01%
-------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund --
  Class IA                                          0.85%       0.13%           0.98%              N/A            0.98%
-------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund -- Class IA         0.84%       0.05%           0.89%              N/A            0.89%
-------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund -- Class IA        0.73%       0.07%           0.80%              N/A            0.80%
-------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund -- Class IA     0.85%       0.05%           0.90%              N/A            0.90%
-------------------------------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund -- Class IA                0.83%       0.05%           0.88%              N/A            0.88%
-------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund --
  Class IA                                          0.62%       0.02%           0.64%              N/A            0.64%
-------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund -- Class IA            0.75%       0.03%           0.78%              N/A            0.78%
-------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund -- Class IA                 0.40%       0.04%           0.44%              N/A            0.44%
-------------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation HLS
  Fund -- Class IA                                  0.85%       0.16%           1.01%              N/A            1.01%
-------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund --
  Class IA                                          0.73%       0.10%           0.83%              N/A            0.83%
-------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund --
  Class IA                                          0.85%       0.38%           1.23%              N/A            1.23%
-------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund -- Class IA                0.68%       0.04%           0.72%              N/A            0.72%
-------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund -- Class IA          0.79%       0.04%           0.83%              N/A            0.83%
-------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA          0.45%       0.04%           0.49%              N/A            0.49%
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


                                                                          TOTAL ANNUAL FUND
                                                                              OPERATING
                                                                          EXPENSES (BEFORE                        TOTAL
                                                                           CONTRACTUAL FEE    CONTRACTUAL FEE    ANNUAL
                                                                             WAIVERS OR         WAIVERS OR        FUND
                                                  MANAGEMENT    OTHER          EXPENSE            EXPENSE       OPERATING
                                                     FEES      EXPENSES    REIMBURSEMENTS)    REIMBURSEMENTS    EXPENSES
-------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund --
  Class IA                                          0.45%       0.04%           0.49%              N/A            0.49%
-------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund -- Class IA       0.64%       0.02%           0.66%              N/A            0.66%
-------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund -- Class IA         0.72%       0.04%           0.76%              N/A            0.76%
-------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund -- Class IA                 0.46%       0.03%           0.49%              N/A            0.49%
-------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund --
  Class IA                                          0.45%       0.02%           0.47%              N/A            0.47%
-------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund -- Class IA                 0.83%       0.04%           0.87%              N/A            0.87%
-------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund --
  Class IA                                          0.68%       0.03%           0.71%              N/A            0.71%
-------------------------------------------------------------------------------------------------------------------------



(1) From time to time, the Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment adviser may cease these waivers or reimbursements at any time. Including current voluntary fee waivers, "Total Annual Fund Operating Expenses" were 1.00% for the Evergreen VA Fund; 1.00% for the Evergreen VA Growth Fund; 1.07% for the Evergreen VA International Equity Fund; 1.03% for the Evergreen VA Special Equity Fund; and 1.00% for the Evergreen VA Special Values Fund.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1)  If you Surrender your Contract at the end of the applicable time period:


1 year                                                         $  856
----------------------------------------------------------------------
3 years                                                        $1,377
----------------------------------------------------------------------
5 years                                                        $1,900
----------------------------------------------------------------------
10 years                                                       $3,166
----------------------------------------------------------------------


(2)  If you annuitize at the end of the applicable time period:


1 year                                                         $  280
----------------------------------------------------------------------
3 years                                                        $  873
----------------------------------------------------------------------
5 years                                                        $1,492
----------------------------------------------------------------------
10 years                                                       $3,157
----------------------------------------------------------------------


(3)  If you do not Surrender your Contract:


1 year                                                         $  288
----------------------------------------------------------------------
3 years                                                        $  881
----------------------------------------------------------------------
5 years                                                        $1,500
----------------------------------------------------------------------
10 years                                                       $3,166
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract. The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   6%
-----------------------------------------
         2                   6%
-----------------------------------------
         3                   5%
-----------------------------------------
         4                   5%
-----------------------------------------
         5                   4%
-----------------------------------------
         6                   3%
-----------------------------------------
         7                   2%
-----------------------------------------
     8 or more               0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

 -  The Annual Withdrawal Amount

 - Premium Payments or earnings that have been in your Contract for more than seven years.

 -  Distributions made due to death

 - Distributions under a program for substantially equal periodic payments made for your life expectancy
 -  Most payments we make to you as part of your Annuity Payout
IS THERE AN ANNUAL MAINTENANCE FEE?


We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.


WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.


- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.



- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.


CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?


There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. This Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.


If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

 - The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

 -  The Contract Value of your Contract, or

 -  Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

 - the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

 -  the Contract Value of your Contract;

 -  your Maximum Anniversary Value; or

 - your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?


When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with a Cash Refund, Life Annuity with 120, 180 or 240 Monthly Payments Certain, Joint and Last Survivor Life Annuity and Payments For a Designated Period. We may make other Annuity Payout Options available at any time.


You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with 120, 180, or 240 Monthly Payments Certain Annuity Payout Option with period certain payments for 120 months. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING     BASIS OF RATING
----------------------------------------------------------------------
 A.M. Best and
 Company, Inc.              7/17/03         A+      Financial strength
----------------------------------------------------------------------
 Standard & Poor's         12/01/03        AA-      Financial strength
----------------------------------------------------------------------
 Fitch                      1/09/04        AA       Financial strength
----------------------------------------------------------------------


These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on May 20, 1991 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts or variable life insurance policies offered by the Separate Account which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS


Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Growth Fund, Evergreen VA Growth and Income Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Equity Fund, and Evergreen VA Special Values Fund are series of Evergreen Variable Annuity Trust, a Delaware statutory trust. Evergreen Investment Management Company, LLC is the investment adviser and is located at 200 Berkeley Street, Boston, MA 02116-5034.



The shares of each Evergreen VA Fund have been divided into Class 1 and Class 2. Only Class 1 shares are available in this Contract.



The Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. HL Investment Advisors, LLC ("HL Advisors") serves as the investment manager to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("Hartford Investment Management") serve as sub-investment advisors and provide day to day investment services. Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.



Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Fortis Growth Stock Series, Fortis Aggressive Growth Series, Fortis U.S. Government Securities Series, and Fortis Value Series.



The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.


The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:


EVERGREEN VA FOUNDATION FUND -- Seeks capital growth and current income.



EVERGREEN VA FUND -- Seeks long-term capital growth.



EVERGREEN VA GROWTH AND INCOME FUND -- Seeks capital growth in the value of its shares and current income.



EVERGREEN VA GROWTH FUND -- Seeks to provide long-term capital growth through investment in common stock of small to mid-sized companies (i.e., companies whose market capitalization fall within the range tracked by the Russell 2000-Registered Trademark- Growth Index, at the time of purchase).



EVERGREEN VA INTERNATIONAL EQUITY FUND (formerly Evergreen VA International Growth Fund) -- Seeks long-term capital growth and secondarily, modest income. The Fund invests primarily in equity securities issued by established, quality non-U.S. companies located in countries with developed markets; and may purchase securities across all market capitalizations.



EVERGREEN VA OMEGA FUND -- Seeks long-term capital growth through investment in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations.



EVERGREEN VA SPECIAL EQUITY FUND -- Seeks capital growth through investment in common stocks of small U.S. companies (i.e., companies whose market capitalization fall within the range tracked by the Russell-Registered Trademark- 2000 Index, at the time of purchase).



EVERGREEN VA SPECIAL VALUES FUND (formerly Evergreen VA Small Cap Value
Fund) -- Seeks capital growth in the value of its shares.



HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.



HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by Hartford Investment Management Company.



HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.



HARTFORD DISCIPLINED EQUITY HLS FUND (formerly Hartford Growth and Income HLS
Fund) -- Seeks growth of capital and current income. Sub-advised by Wellington Management.



HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.



HARTFORD EQUITY INCOME HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.



HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.



HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


HARTFORD GLOBAL COMMUNICATIONS HLS FUND (Closed to Contracts issued on or after May 3, 2004) -- Seek long-term capital appreciation. Sub-advised by Wellington Management.



HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND (Closed to Contracts issued on or after May 3, 2004) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.



HARTFORD GLOBAL HEALTH HLS FUND (Closed to Contracts issued on or after May 3,
2004) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.



HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.



HARTFORD GLOBAL TECHNOLOGY HLS FUND (Closed to Contracts issued on or after
May 3, 2004) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.



HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.



HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.



HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by Hartford Investment Management Company.



HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.



HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.



HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.



HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.



HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term growth of capital. Sub-advised by Wellington Management.



HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.



HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.



HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by Hartford Investment Management Company.



HARTFORD SMALLCAP GROWTH HLS FUND -- Seeks to maximize short- and long-term capital appreciation. Sub-advised by Wellington Management.



HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.



HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.



HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk. Sub-advised by Hartford Investment Management Company.



HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.



HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------
Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides adminstrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.
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16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our General Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.


The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.


If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation
Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for mortality and expense risk charge and any other applicable charge adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply our policy to your Contract during each Contract Year.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into certain Funds and to limit the total Contract Value invested in any one Fund. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next contract anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at (800) 862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 862-6668 before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a Power of Attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount to choose to Surrender and how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.
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20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

          NUMBER OF YEARS FROM          CONTINGENT DEFERRED
            PREMIUM PAYMENT                SALES CHARGE
          -------------------------------------------------
                1                           6%
          -------------------------------------------------
                2                           6%
          -------------------------------------------------
                3                           5%
          -------------------------------------------------
                4                           5%
          -------------------------------------------------
                5                           4%
          -------------------------------------------------
                6                           3%
          -------------------------------------------------
                7                           2%
          -------------------------------------------------
            8 or more                       0%
          -------------------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:


- Upon eligible confinement as described in the Waiver of Sales Charge Rider. For Contracts purchased on or after September 29, 1997, we will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.


- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- On or after the Annuitant's 90th birthday.

- For disabled participants enrolled in a group unallocated, tax qualified retirement plan. With our approval and under certain conditions, participants who become disabled can receive Surrenders free of Contingent Deferred Sales Charge.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- Upon cancellation during the Right to Cancel Period

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

OPTIONAL DEATH BENEFIT RIDER CHARGE

If you elect the Optional Death Benefit Rider, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?


The Death Benefit is the amount we will pay upon the death of the Contract Owner, joint Contract Owner or the Annuitant before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.


The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.
The
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22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit Rider for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date the Optional Death Benefit Rider is added;

- Plus any Premium Payments made after the date the Optional Death Benefit Rider is added;

- Minus any proportional adjustments for any partial Surrenders taken after the Optional Death Benefit Rider was added;

- Compounded daily at an annual rate of 5.0%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any proportional adjustments for any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of the Contract Value on the date the Optional Death Benefit Rider was added, plus 200% of any Premium Payments made since the addition of the Optional Death Benefit Rider minus any proportional adjustments for any Surrenders from that date.

For example on how the Optional Death Benefit is calculated see "Appendix II". The Optional Death Benefit Rider may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit Rider is not available in Washington. Once you elect the Optional Death Benefit Rider you cannot cancel it.

If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death, or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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elect an Annuity Payout Option. If you elect the Optional Death Benefit Rider for an additional charge and the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit, if the Spouse had elected to receive the Death Benefit. This spousal continuation is available only once for each Contract.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           The Contract Owner becomes
                              living                      Contingent Annuitant        the Contingent Annuitant
                                                                                      and the Contract
                                                                                      continues.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.
Annuitant                     The Contract Owner is a     There is no named           The Contract Owner
                              trust or other non-natural  Contingent Annuitant        receives the Death
                              person                                                  Benefit.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives a payout at
                                                                        death, if any.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.
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24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with 120, 180 or 240 Monthly Payments Certain or the Payments for a Designated Period Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (b) the SEC permits and orders postponement or (c) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.
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MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR:

If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial advisor to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot by deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.


LIFE ANNUITY WITH A CASH REFUND



We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.


LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.

JOINT AND LAST SURVIVOR LIFE ANNUITY


We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the

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26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:


- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A DESIGNATED PERIOD

PAYMENTS FOR A PERIOD CERTAIN -- We agree to make payments for a specified time. The minimum period that you can select is 5 years. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less that the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN, OR PAYMENTS FOR A DESIGNATED PERIOD VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.


- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.


- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120 Monthly Payments Certain Annuity Payout Option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law.

3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4.  WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return is the investment return used to calculate variable Annuity Payouts. The Assumed Investment Return for your Annuity is 5%. The first Annuity Payout will be based upon a 5% Assumed Investment Return. The remaining Annuity Payouts will fluctuate based on the actual investment results of the Sub-Accounts.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed-dollar amounts or variable-dollar amounts, depending on your income needs.


FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payouts. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.



VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.


The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.


COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.


TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program.

INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales charge. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.


ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one asset rebalancing model at a time.


DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.



On June 29, 2001, Hartford MidCap HLS Fund Sub-Account was closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any

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Dollar Cost Averaging Program, InvestEase Program, Asset Rebalancing Program, or
Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.


OTHER INFORMATION
--------------------------------------------------------------------------------


ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax advisor before assigning your Contract.



A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.


CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.


Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity, is or may become involved in various kinds of legal actions, some of which assert claims for substantial amounts. These actions may include, among others, putative state and federal class actions seeking certification of a state or national class. Hartford Life also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Hartford Life's management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for potential losses and costs of

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defense, will not be material to the consolidated financial condition of
Hartford Life. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in particular quarterly or annual periods.



In the third quarter of 2003, Hartford Life and its affiliate International Corporate Marketing Group, LLC ("ICMG") settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The dispute was the subject of litigation in the United States District Court for the Eastern District of Missouri, in which Bancorp obtained in 2002 a judgment exceeding $134 million against Hartford Life and ICMG after a jury trial on the trade secret and breach of contract claims, and Hartford Life and ICMG obtained summary judgment on the patent infringement claim. Based on the advice of legal counsel following entry of the judgment, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves. Both components of the judgment were appealed.



Under the terms of the settlement, Hartford Life and ICMG will pay a minimum of $70 million and a maximum of $80 million, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The appeal from the trade secret and breach of contract judgment will be dismissed. The settlement resulted in the recording of a $9 million after-tax benefit in the third quarter of 2003, to reflect Hartford Life's portion of the settlement.



On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between Hartford Life and one of their primary reinsurers relating to policies with guaranteed death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.


Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
 Attn: Investment Product Services
 P.O. Box 5085
 Hartford, Connecticut 06102-5085
 Telephone: (800) 862-6668 (Contract Owners)
          (800) 862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.


No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to qualified or non-qualified Contracts.

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C.  TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN
QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).
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    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to
August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.
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    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.


In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes. If the contract owner is considered to be the owner of the assets for tax purposes, the contract owner will be subject to income tax on annual increases in cash value.


The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which
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policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."


The final regulations issued under Section 817 did not provide guidance regarding investor control. However, in July 2003, the Internal Revenue Service issued two revenue rulings addressed to investor control. Revenue
Ruling 2003-91 generally follows earlier rulings that say that the contract owner should not have the ability to select and control investments. Revenue Ruling 2003-92 concerns specific separate account investments that could cause the contract owner to be treated as the owner of these investments.



Despite the release of these rulings, there continues to be some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.


D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H.  ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.


During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2004, the maximum estate tax rate is 48% and the unified credit exemption amount is $1,500,000.


The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


 ------------------------------------------------------------------------------
 GENERAL INFORMATION
 ------------------------------------------------------------------------------
     Safekeeping of Assets
 ------------------------------------------------------------------------------
     Experts
 ------------------------------------------------------------------------------
     Non-Participation
 ------------------------------------------------------------------------------
     Misstatement of Age or Sex
 ------------------------------------------------------------------------------
     Principal Underwriter
 ------------------------------------------------------------------------------
 PERFORMANCE RELATED INFORMATION
 ------------------------------------------------------------------------------
     Total Return for all Sub-Accounts
 ------------------------------------------------------------------------------
     Yield for Sub-Accounts
 ------------------------------------------------------------------------------
     Money Market Sub-Accounts
 ------------------------------------------------------------------------------
     Additional Materials
 ------------------------------------------------------------------------------
     Performance Comparisons
 ------------------------------------------------------------------------------
 FINANCIAL STATEMENTS
 ------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------

APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.


2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $41,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.


Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.


All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.


5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions, if any, bear to the expected return.


(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);


- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;


- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.


Certain other exceptions also are available.


If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
--------------------------------------------------------------------------------
during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.


In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. The death benefit under your Contract may affect the amount of the required distribution that must be taken from your Contract. Please consult with your tax or legal adviser with any questions regarding these new regulations.


(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.


Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible retirement plan. Payees cannot elect out of income tax withholding with respect to such distributions.


Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.


6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section
403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After-tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after-tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.


For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
--------------------------------------------------------------------------------

APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
--------
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
--------
$ 93,587       the New Interest Accumulation Value

40                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX III -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. There is no information for Hartford Equity Income HLS Fund Sub-Account because as of December 31, 2003, the Sub-Account had not commenced operation.



                                                                                      AS OF DECEMBER 31,
                                                                   ---------------------------------------------------------
SUB-ACCOUNT                                                          2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FOUNDATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  0.777     $ 0.814          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  0.888     $ 0.777          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                      --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  0.774     $ 0.811          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  0.883     $ 0.774          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                      --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  0.517     $ 0.618          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  0.651     $ 0.517          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                      --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  0.515     $ 0.616          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  0.648     $ 0.515          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                      --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  0.969          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.016          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                      --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  0.962          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.009          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                      --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  0.808     $ 1.120     $ 1.215     $ 1.086     $ 0.907
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.109     $ 0.808     $ 1.120     $ 1.215     $ 1.086
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                     192         454         657         872         806
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  0.804     $ 1.115     $ 1.212     $ 1.085     $ 0.799
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.102     $ 0.804     $ 1.115     $ 1.212     $ 1.085
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       5          13          13          20          13
----------------------------------------------------------------------------------------------------------------------------

                                                                                      AS OF DECEMBER 31,
                                                                   ---------------------------------------------------------
SUB-ACCOUNT                                                           1998       1997       1996       1995       1994
-----------------------------------------------------------------
EVERGREEN VA FOUNDATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
EVERGREEN VA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
EVERGREEN VA GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         --         --         --         --        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
EVERGREEN VA GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $ 1.000         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                          $ 0.907         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                      652         --         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   41
--------------------------------------------------------------------------------


                                                                                      AS OF DECEMBER 31,
                                                                   ---------------------------------------------------------
SUB-ACCOUNT                                                          2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  0.944     $ 1.068     $ 1.316     $ 1.533     $ 1.109
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.224     $ 0.944     $ 1.068     $ 1.316     $ 1.533
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                     424         666       1,056       1,240       1,350
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  0.939     $ 1.063     $ 1.313     $ 1.532     $ 1.222
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.216     $ 0.939     $ 1.063     $ 1.313     $ 1.532
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                      26           8           8           8           8
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  0.542     $ 0.736     $ 0.874     $ 1.000          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  0.750     $ 0.542     $ 0.736     $ 0.874          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                      31          29          29         174          --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  0.540     $ 0.734     $ 0.873     $ 1.000          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  0.745     $ 0.540     $ 0.734     $ 0.873          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                      58          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  0.581     $ 0.807     $ 0.890     $ 1.000          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  0.871     $ 0.581     $ 0.807     $ 0.890          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                      --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  0.578     $ 0.805     $ 0.888     $ 1.000          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  0.866     $ 0.578     $ 0.805     $ 0.888          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                      --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  1.074     $ 1.355          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.374     $ 1.074          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       1          20          --          --          --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  1.071     $ 1.352          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.368     $ 1.071          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                      42          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  3.775     $ 4.434     $ 4.708     $ 4.803     $ 4.398
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  4.417     $ 3.775     $ 4.434     $ 4.708     $ 4.803
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                 990,614   1,098,795   1,267,553   1,358,395   1,425,393
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  3.754     $ 4.416     $ 4.696     $ 4.798     $ 4.663
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  4.386     $ 3.754     $ 4.416     $ 4.696     $ 4.798
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                  18,005      18,905      19,558      16,402       7,318
----------------------------------------------------------------------------------------------------------------------------

                                                                                      AS OF DECEMBER 31,
                                                                   ---------------------------------------------------------
SUB-ACCOUNT                                                           1998       1997       1996       1995       1994
-----------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
EVERGREEN VA OMEGA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
EVERGREEN VA SPECIAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $ 3.572   $  2.905   $  2.523   $  1.991   $ 2.072
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                          $ 4.398   $  3.572   $  2.905   $  2.523   $ 1.991
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                1,258,365    999,829    784,326    645,105   414,318
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------

42                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                      AS OF DECEMBER 31,
                                                                   ---------------------------------------------------------
SUB-ACCOUNT                                                          2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  2.819     $ 2.593     $ 2.416     $ 2.185     $ 2.258
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  3.003     $ 2.819     $ 2.593     $ 2.416     $ 2.185
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                 240,139     279,414     243,035     184,934     197,575
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  2.804     $ 2.583     $ 2.410     $ 2.182     $ 2.234
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  2.982     $ 2.804     $ 2.583     $ 2.410     $ 2.182
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                   6,886       7,271       5,611       2,827       1,185
----------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  6.113     $ 7.709     $ 8.388     $ 7.501     $ 5.526
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  8.596     $ 6.113     $ 7.709     $ 8.388     $ 7.501
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                 435,058     474,117     551,294     573,419     537,835
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  6.080     $ 7.678     $ 8.367     $ 7.494     $ 6.255
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  8.536     $ 6.080     $ 7.678     $ 8.367     $ 7.494
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                   8,681       8,801       8,950       7,125       2,064
----------------------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  0.896     $ 1.204     $ 1.325     $ 1.422     $ 1.182
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.139     $ 0.896     $ 1.204     $ 1.325     $ 1.422
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                 191,413     187,354     190,354     156,473      78,909
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  0.891     $ 1.199     $ 1.322     $ 1.420     $ 1.281
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.131     $ 0.891     $ 1.199     $ 1.322     $ 1.420
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                  10,728      10,718      10,571       8,838       3,576
----------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  2.261     $ 2.669     $ 2.816     $ 2.570     $ 2.471
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  2.831     $ 2.261     $ 2.669     $ 2.816     $ 2.570
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                 664,685     679,820     690,922     678,899     760,046
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  2.248     $ 2.658     $ 2.809     $ 2.567     $ 2.655
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  2.811     $ 2.248     $ 2.658     $ 2.809     $ 2.567
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                  13,057      11,719       9,103       5,687       2,453
----------------------------------------------------------------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  1.000          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.074          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                   1,894          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  1.000          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.074          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                      66          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------

                                                                                      AS OF DECEMBER 31,
                                                                   ---------------------------------------------------------
SUB-ACCOUNT                                                           1998       1997       1996       1995       1994
-----------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $ 2.114   $  1.922   $  1.880   $  1.607   $ 1.694
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                          $ 2.258   $  2.114   $  1.922   $  1.880   $ 1.607
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                  180,120    107,759     76,247     48,354    33,950
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $ 4.845   $  4.010   $  3.364   $  2.615   $ 2.583
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                          $ 5.526   $  4.845   $  4.010   $  3.364   $ 2.615
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                  517,384    461,578    353,466    216,591   116,535
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $ 1.000         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                          $ 1.182         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                   11,822         --         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $ 2.149   $  1.650   $  1.359   $  1.009   $ 1.000
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                          $ 2.471   $  2.149   $  1.650   $  1.359   $ 1.009
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                  735,537    541,076    301,767    101,085    21,973
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         --         --         --         --        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
--------------------------------------------------------------------------------


                                                                                      AS OF DECEMBER 31,
                                                                   ---------------------------------------------------------
SUB-ACCOUNT                                                          2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  0.767     $ 1.031     $ 1.000          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  0.973     $ 0.767     $ 1.031          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                  23,736      26,548      16,775          --          --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  0.765     $ 1.029     $ 1.000          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  0.969     $ 0.765     $ 1.029          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                     817         868         578          --          --
----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  1.378     $ 1.533     $ 1.656     $ 1.796     $ 1.476
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.664     $ 1.378     $ 1.533     $ 1.656     $ 1.796
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                 112,019     123,500     139,322     152,814     149,495
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  1.371     $ 1.527     $ 1.652     $ 1.794     $ 1.576
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.653     $ 1.371     $ 1.527     $ 1.652     $ 1.794
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                   2,208       2,292       2,529       2,288         954
----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  0.496     $ 0.711     $ 1.000          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  0.785     $ 0.496     $ 0.711          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                   9,607       4,222       1,221          --          --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  0.494     $ 0.710     $ 1.000          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  0.782     $ 0.494     $ 0.710          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                     323         201          22          --          --
----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  0.763     $ 0.952     $ 1.000          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  0.981     $ 0.763     $ 0.952          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                   6,179       5,328       3,277          --          --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  0.761     $ 0.951     $ 1.000          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  0.977     $ 0.761     $ 0.951          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                     567         392         180          --          --
----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  1.214     $ 1.481     $ 1.469     $ 1.000          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.587     $ 1.214     $ 1.481     $ 1.469          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                  58,678      59,531      67,198      45,574          --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  1.209     $ 1.477     $ 1.468     $ 1.000          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.578     $ 1.209     $ 1.477     $ 1.468          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                   3,337       3,528       3,677       2,127          --
----------------------------------------------------------------------------------------------------------------------------

                                                                                      AS OF DECEMBER 31,
                                                                   ---------------------------------------------------------
SUB-ACCOUNT                                                           1998       1997       1996       1995       1994
-----------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $ 1.319   $  1.266   $  1.146   $  1.000        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                          $ 1.476   $  1.319   $  1.266   $  1.146        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                  135,919    109,735     56,743     10,717        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------

44                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                      AS OF DECEMBER 31,
                                                                   ---------------------------------------------------------
SUB-ACCOUNT                                                          2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  1.174     $ 1.476     $ 1.792     $ 1.952     $ 1.315
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.571     $ 1.174     $ 1.476     $ 1.792     $ 1.952
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                 136,702     149,612     173,294     174,669      54,890
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  1.167     $ 1.470     $ 1.788     $ 1.951     $ 1.451
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.560     $ 1.167     $ 1.470     $ 1.788     $ 1.951
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                   7,237       7,790       8,750       7,682       1,465
----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  0.287     $ 0.473     $ 0.621     $ 1.000          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  0.458     $ 0.287     $ 0.473     $ 0.621          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                  84,814      70,939      83,872      53,985          --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  0.286     $ 0.472     $ 0.620     $ 1.000          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  0.455     $ 0.286     $ 0.472     $ 0.620          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                   4,301       3,939       4,200       2,603          --
----------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  0.858     $ 0.976          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.126     $ 0.858          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                  29,388       4,478          --          --          --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  0.858     $ 1.000          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.123     $ 0.858          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                     925         311          --          --          --
----------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  0.768     $ 0.986          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.091     $ 0.768          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                  19,078       2,200          --          --          --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  0.767     $ 0.986          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.088     $ 0.767          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                     661         118          --          --          --
----------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  0.996     $ 1.083     $ 1.068     $ 1.070     $ 1.035
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.211     $ 0.996     $ 1.083     $ 1.068     $ 1.070
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                 116,081      66,625      56,423      29,644      20,235
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  0.990     $ 1.079     $ 1.065     $ 1.069     $ 1.084
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.203     $ 0.990     $ 1.079     $ 1.065     $ 1.069
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                   5,225       3,543       2,770       2,132         481
----------------------------------------------------------------------------------------------------------------------------

                                                                                      AS OF DECEMBER 31,
                                                                   ---------------------------------------------------------
SUB-ACCOUNT                                                           1998       1997       1996       1995       1994
-----------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $ 1.000         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                          $ 1.315         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                      898         --         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $ 1.000         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                          $ 1.035         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                    2,255         --         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   45
--------------------------------------------------------------------------------


                                                                                      AS OF DECEMBER 31,
                                                                   ---------------------------------------------------------
SUB-ACCOUNT                                                          2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  3.324     $ 4.340     $ 5.012     $ 5.608     $ 4.712
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  4.206     $ 3.324     $ 4.340     $ 5.012     $ 5.608
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                 133,354     146,694     178,287     194,774     191,225
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  3.306     $ 4.323     $ 4.999     $ 5.602     $ 5.182
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  4.177     $ 3.306     $ 4.323     $ 4.999     $ 5.602
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                   3,507       3,443       3,811       3,552       1,310
----------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  0.699     $ 0.854     $ 1.000          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.042     $ 0.699     $ 0.854          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                  27,889      15,665       5,121          --          --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  0.697     $ 0.854     $ 1.000          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.038     $ 0.697     $ 0.854          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                   1,178         754         225          --          --
----------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  1.207     $ 1.489     $ 1.856     $ 2.267     $ 1.641
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.587     $ 1.207     $ 1.489     $ 1.856     $ 2.267
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                 250,801     281,655     339,519     399,368     391,871
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  1.201     $ 1.483     $ 1.851     $ 2.265     $ 1.806
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.576     $ 1.201     $ 1.483     $ 1.851     $ 2.265
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                   3,688       3,970       4,466       4,366         970
----------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  0.874     $ 0.932     $ 1.000          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.326     $ 0.874     $ 0.932          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                  13,557       8,439         865          --          --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  0.871     $ 0.931     $ 1.000          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.321     $ 0.871     $ 0.931          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                     509         287          57          --          --
----------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  2.053     $ 2.423     $ 2.546     $ 2.056     $ 1.371
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  2.791     $ 2.053     $ 2.423     $ 2.546     $ 2.056
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                 261,643     304,733     376,063     377,347     181,142
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  2.042     $ 2.414     $ 2.540     $ 2.054     $ 1.589
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  2.772     $ 2.042     $ 2.414     $ 2.540     $ 2.054
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                   9,734      11,277      13,702      11,574       3,185
----------------------------------------------------------------------------------------------------------------------------

                                                                                      AS OF DECEMBER 31,
                                                                   ---------------------------------------------------------
SUB-ACCOUNT                                                           1998       1997       1996       1995       1994
-----------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $ 3.726   $  2.845   $  2.359   $  1.750   $ 1.755
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                          $ 4.712   $  3.726   $  2.845   $  2.359   $ 1.750
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                  160,586    117,372     77,074     32,779    12,030
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $ 1.469   $  1.482   $  1.329   $  1.181   $ 1.220
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                          $ 1.641   $  1.469   $  1.482   $  1.329   $ 1.181
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                  400,336    396,430    326,954    222,606   175,763
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $ 1.097   $  1.000         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                          $ 1.371   $  1.097         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                   65,617     13,437         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------

46                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                      AS OF DECEMBER 31,
                                                                   ---------------------------------------------------------
SUB-ACCOUNT                                                          2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  0.852     $ 0.991     $ 1.000          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.205     $ 0.852     $ 0.991          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                 195,560     155,364      51,670          --          --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  0.850     $ 0.991     $ 1.000          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.200     $ 0.850     $ 0.991          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                   7,468       5,720       1,477          --          --
----------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  1.915     $ 1.911     $ 1.863     $ 1.777     $ 1.716
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.905     $ 1.915     $ 1.911     $ 1.863     $ 1.777
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                 171,179     293,058     276,875     180,014     270,072
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  1.904     $ 1.903     $ 1.858     $ 1.776     $ 1.735
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.892     $ 1.904     $ 1.903     $ 1.858     $ 1.776
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                   5,306       8,804       6,226       2,940         917
----------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  2.738     $ 2.563     $ 2.414     $ 2.217     $ 2.211
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  2.765     $ 2.738     $ 2.563     $ 2.414     $ 2.217
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                  64,103      94,164      60,191      43,651      52,197
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  2.723     $ 2.553     $ 2.408     $ 2.214     $ 2.232
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  2.746     $ 2.723     $ 2.553     $ 2.408     $ 2.214
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                   2,179       2,519       1,526         606         270
----------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  0.730     $ 0.929          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.082     $ 0.730          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                  27,880       7,631          --          --          --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  0.729     $ 0.929          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.079     $ 0.729          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                     853         199          --          --          --
----------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  1.118     $ 1.622     $ 1.931     $ 2.251     $ 1.374
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.721     $ 1.118     $ 1.622     $ 1.931     $ 2.251
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                 207,965     218,257     249,660     269,723     198,856
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  1.112     $ 1.616     $ 1.926     $ 2.248     $ 1.510
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.709     $ 1.112     $ 1.616     $ 1.926     $ 2.248
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                   7,251       7,442       7,567       6,960       1,735
----------------------------------------------------------------------------------------------------------------------------

                                                                                      AS OF DECEMBER 31,
                                                                   ---------------------------------------------------------
SUB-ACCOUNT                                                           1998       1997       1996       1995       1994
-----------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $ 1.650   $  1.587   $  1.528   $  1.462   $ 1.424
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                          $ 1.716   $  1.650   $  1.587   $  1.528   $ 1.462
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                  195,489    120,947    110,350     66,468    30,871
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $ 2.098   $  1.949   $  1.878   $  1.637   $ 1.685
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                          $ 2.211   $  2.098   $  1.949   $  1.878   $ 1.637
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                   48,850     38,292     38,304     31,288    20,674
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $ 1.247   $  1.066   $  1.000         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                          $ 1.374   $  1.247   $  1.066         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                  156,179    108,104     24,397         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   47
--------------------------------------------------------------------------------


                                                                                      AS OF DECEMBER 31,
                                                                   ---------------------------------------------------------
SUB-ACCOUNT                                                          2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  4.271     $ 5.710     $ 6.587     $ 7.176     $ 6.066
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  5.335     $ 4.271     $ 5.710     $ 6.587     $ 7.176
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                 465,306     522,928     614,994     655,469     638,407
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  4.248     $ 5.687     $ 6.571     $ 7.169     $ 6.716
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  5.298     $ 4.248     $ 5.687     $ 6.571     $ 7.169
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                  12,886      13,876      15,526      14,517       5,859
----------------------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  1.072     $ 1.007          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.082     $ 1.072          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                 115,520     159,439          --          --          --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  1.071     $ 1.007          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.079     $ 1.071          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                   3,940       4,334          --          --          --
----------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  0.764     $ 1.000     $ 1.000          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  0.971     $ 0.764     $ 1.000          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                  54,847      46,156      19,695          --          --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  0.762     $ 0.999     $ 1.000          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  0.967     $ 0.762     $ 0.999          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                   2,651       2,819       1,087          --          --
----------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $  0.797     $ 0.975          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.117     $ 0.797          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                  12,917       2,475          --          --          --
----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $  0.796     $ 0.975          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $  1.114     $ 0.796          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                     620         147          --          --          --
----------------------------------------------------------------------------------------------------------------------------

                                                                                      AS OF DECEMBER 31,
                                                                   ---------------------------------------------------------
SUB-ACCOUNT                                                           1998       1997       1996       1995       1994
-----------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                    $ 4.602   $  3.547   $  2.887   $  2.180   $ 2.250
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                          $ 6.066   $  4.602   $  3.547   $  2.887   $ 2.180
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                  553,087    440,557    317,416    186,727   110,928
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         --         --         --         --        --
-----------------------------------------------------------------
    Accumulation Unit Value at end of period                               --         --         --         --        --
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period
      (in thousands)                                                       --         --         --         --        --
-----------------------------------------------------------------



(a) Inception date November 3, 2003.



(b) Inception date December 5, 2003.

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life and Annuity Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for The Director variable annuity to me at the following address:

--------------------------------------------------------------------------------
                                      Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
                              City/State      Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE
                           SERIES VI OF THE DIRECTOR

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 3, 2004
Date of Statement of Additional Information: May 3, 2004


TABLE OF CONTENTS


GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    3
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              3
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           4
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related statutory basis statements of income, changes in stockholders' equity and cash flows for each of the two years in the period ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated March 26, 2004 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account One (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated February 25, 2004, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



The statutory basis statement of income, changes in stockholders' equity and cash flows of Hartford Life and Annuity Insurance Company for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory basis financial statements of Hartford Life and Annuity Insurance Company which states that the statutory basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States of America.



We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the statutory basis statement of income, changes in stockholders' equity and cash flows of Hartford Life and Annuity Insurance Company for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report included herein.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2003: $253,228,733; 2002: $223,658,182; and 2001: $187,101,146.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.


- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT ONE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities, of Hartford Life Annuity and Insurance Company Separate Account One (the "Account") comprising the Evergreen VA Foundation Fund, Evergreen VA Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen VA Special Equity Fund, Evergreen VA Growth and Income Fund, First American International Portfolio, First American Large Cap Growth Portfolio, First American Mid Cap Growth Portfolio, First American Small Cap Growth Portfolio, First American Technology Portfolio, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, Merrill Lynch Global Growth V.I. Fund, Merrill Lynch Large Cap Growth V.I. Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, SP Jennison International Growth Portfolio, Wells Fargo Asset Allocation Fund, Wells Fargo Total Return Bond Fund, Wells Fargo Equity Income Fund, Wells Fargo Equity Value Fund, Wells Fargo Growth Fund, Wells Fargo International Equity Fund, Wells Fargo Large Company Growth Fund, Wells Fargo Money Market Fund, and Wells Fargo Small Cap Growth Fund (collectively, the "sub-accounts") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003, for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts constituting the Hartford Life Annuity and Insurance Company Separate Account One as of December 31, 2003, the results of their operations for the year then ended, and the changes in their net assets for each of the two years ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                            EVERGREEN VA     EVERGREEN VA    EVERGREEN VA
                           FOUNDATION FUND       FUND        GROWTH FUND
                             SUB-ACCOUNT    SUB-ACCOUNT (A)  SUB-ACCOUNT
                           ---------------  ---------------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --              --               --
      Class IB...........       --              --               --
      Other class........       175,756          13,132          104,888
                             ==========        ========       ==========
    Cost:
      Class IA...........       --              --               --
      Class IB...........       --              --               --
      Other class........    $2,114,389        $143,552       $1,098,531
                             ==========        ========       ==========
    Market Value:
      Class IA...........       --              --               --
      Class IB...........       --              --               --
      Other class........    $2,291,853        $157,716       $1,271,248
  Due from Hartford Life
   and Annuity Insurance
   Company...............        39,169         --               --
  Receivable from fund
   shares sold...........       --                    8          --
  Other assets...........             1         --               --
                             ----------        --------       ----------
  Total Assets...........     2,331,023         157,724        1,271,248
                             ----------        --------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                    8               57
  Payable for fund shares
   purchased.............        39,169         --               --
  Other liabilities......       --              --               --
                             ----------        --------       ----------
  Total Liabilities......        39,169               8               57
                             ----------        --------       ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $2,291,854        $157,716       $1,271,191
                             ==========        ========       ==========

(a)  From inception, April 30, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                            EVERGREEN VA                   EVERGREEN VA    EVERGREEN VA   EVERGREEN VA    FIRST AMERICAN
                            INTERNATIONAL   EVERGREEN VA      SPECIAL        SPECIAL       GROWTH AND     INTERNATIONAL
                             EQUITY FUND     OMEGA FUND     VALUES FUND    EQUITY FUND     INCOME FUND      PORTFOLIO
                           SUB-ACCOUNT (B)  SUB-ACCOUNT   SUB-ACCOUNT (C)  SUB-ACCOUNT   SUB-ACCOUNT (D)   SUB-ACCOUNT
                           ---------------  ------------  ---------------  ------------  ---------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --              --             --              --             --               225,374
      Class IB...........       --              --             --              --             --               --
      Other class........       231,313         173,105        129,906         53,182         152,001          --
                             ==========      ==========     ==========       ========      ==========       ==========
    Cost:
      Class IA...........       --              --             --              --             --            $1,688,569
      Class IB...........       --              --             --              --             --               --
      Other class........    $2,286,530      $2,351,325     $1,496,648       $498,974      $2,233,782          --
                             ==========      ==========     ==========       ========      ==========       ==========
    Market Value:
      Class IA...........       --              --             --              --             --            $1,496,486
      Class IB...........       --              --             --              --             --               --
      Other class........    $2,477,358      $2,615,614     $1,790,100       $573,834      $2,331,703          --
  Due from Hartford Life
   and Annuity Insurance
   Company...............           586         --             --              --             --               --
  Receivable from fund
   shares sold...........       --                  120             88          1,884             113           23,398
  Other assets...........             1               1        --                   1         --                     1
                             ----------      ----------     ----------       --------      ----------       ----------
  Total Assets...........     2,477,945       2,615,735      1,790,188        575,719       2,331,816        1,519,885
                             ----------      ----------     ----------       --------      ----------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                  120             88          1,884             113           23,398
  Payable for fund shares
   purchased.............           586         --             --              --             --               --
  Other liabilities......       --                    1        --                   1               2          --
                             ----------      ----------     ----------       --------      ----------       ----------
  Total Liabilities......           586             121             88          1,885             115           23,398
                             ----------      ----------     ----------       --------      ----------       ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $2,477,359      $2,615,614     $1,790,100       $573,834      $2,331,701       $1,496,487
                             ==========      ==========     ==========       ========      ==========       ==========

                            FIRST AMERICAN
                              LARGE CAP
                           GROWTH PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        352,282
      Class IB...........       --
      Other class........       --
                              ==========
    Cost:
      Class IA...........     $2,390,577
      Class IB...........       --
      Other class........       --
                              ==========
    Market Value:
      Class IA...........     $1,747,317
      Class IB...........       --
      Other class........       --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --
  Receivable from fund
   shares sold...........         48,661
  Other assets...........              9
                              ----------
  Total Assets...........      1,795,987
                              ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         48,661
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                              ----------
  Total Liabilities......         48,661
                              ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $1,747,326
                              ==========

(b) Formerly Evergreen VA International Growth Fund Sub-Account. Change effective June 12, 2003.
(c) Formerly Evergreen VA Small Cap Value Fund Sub-Account. Change effective July 10, 2003.
(d) Change effective December 5, 2003. Evergreen VA Capital Growth Fund merged with Evergreen VA Growth and Income Fund Sub-Account.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                            FIRST AMERICAN    FIRST AMERICAN   FIRST AMERICAN
                               MID CAP          SMALL CAP        TECHNOLOGY
                           GROWTH PORTFOLIO  GROWTH PORTFOLIO    PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  ----------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        138,822           142,764          756,734
      Class IB...........       --                --                --
      Other class........       --                --                --
                              ==========        ==========       ==========
    Cost:
      Class IA...........     $  814,382        $1,056,872       $3,228,096
      Class IB...........       --                --                --
      Other class........       --                --                --
                              ==========        ==========       ==========
    Market Value:
      Class IA...........     $1,013,397        $1,359,110       $1,884,267
      Class IB...........       --                --                --
      Other class........       --                --                --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                --                --
  Receivable from fund
   shares sold...........         24,556            28,844           71,914
  Other assets...........              1                 2          --
                              ----------        ----------       ----------
  Total Assets...........      1,037,954         1,387,956        1,956,181
                              ----------        ----------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         24,556            28,844           71,914
  Payable for fund shares
   purchased.............       --                --                --
  Other liabilities......       --                --                      1
                              ----------        ----------       ----------
  Total Liabilities......         24,556            28,844           71,915
                              ----------        ----------       ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $1,013,398        $1,359,112       $1,884,266
                              ==========        ==========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                              HARTFORD                       HARTFORD CAPITAL  HARTFORD DIVIDEND                     HARTFORD
                              ADVISERS       HARTFORD BOND     APPRECIATION       AND GROWTH      HARTFORD FOCUS  GLOBAL ADVISERS
                              HLS FUND         HLS FUND          HLS FUND          HLS FUND          HLS FUND        HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  ----------------  -----------------  --------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     221,890,115       76,944,723        97,331,525       126,111,876       3,587,802       18,864,800
      Class IB...........      38,707,346       36,820,565        23,925,332        34,753,141       3,510,913        3,070,721
      Other class........        --               --               --                --                --              --
                           ==============   ==============    ==============    ==============     ===========     ============
    Cost:
      Class IA...........  $4,885,279,515   $  846,475,444    $4,072,113,630    $2,172,905,663     $34,180,878     $215,702,021
      Class IB...........     860,350,174      433,232,475       931,134,593       585,122,699      31,017,891       31,617,921
      Other class........        --               --               --                --                --              --
                           ==============   ==============    ==============    ==============     ===========     ============
    Market Value:
      Class IA...........  $5,030,681,825   $  947,740,005    $4,370,934,837    $2,366,773,383     $35,521,376     $209,656,223
      Class IB...........     882,819,519      450,791,086     1,070,949,240       650,664,174      34,614,477       33,952,831
      Other class........        --               --               --                --                --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         213,191        3,334,581         2,604,289         2,193,093         148,927          128,066
  Receivable from fund
   shares sold...........        --               --               --                --                --              --
  Other assets...........           2,800         --               --                    1,438              29              113
                           --------------   --------------    --------------    --------------     -----------     ------------
  Total Assets...........   5,913,717,335    1,401,865,672     5,444,488,366     3,019,632,088      70,284,809      243,737,233
                           --------------   --------------    --------------    --------------     -----------     ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --               --               --                --                --              --
  Payable for fund shares
   purchased.............         213,191        3,334,581         2,604,289         2,193,093         148,927          128,066
  Other liabilities......        --                    576             2,461         --                --              --
                           --------------   --------------    --------------    --------------     -----------     ------------
  Total Liabilities......         213,191        3,335,157         2,606,750         2,193,093         148,927          128,066
                           --------------   --------------    --------------    --------------     -----------     ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $5,913,504,144   $1,398,530,515    $5,441,881,616    $3,017,438,995     $70,135,882     $243,609,167
                           ==============   ==============    ==============    ==============     ===========     ============

                           HARTFORD GLOBAL
                           COMMUNICATIONS
                              HLS FUND
                             SUB-ACCOUNT
                           ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      1,413,272
      Class IB...........      1,266,616
      Other class........       --
                             ===========
    Cost:
      Class IA...........    $ 8,016,934
      Class IB...........      7,007,892
      Other class........       --
                             ===========
    Market Value:
      Class IA...........    $10,137,690
      Class IB...........      9,054,863
      Other class........       --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        212,502
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                             -----------
  Total Assets...........     19,405,055
                             -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --
  Payable for fund shares
   purchased.............        212,502
  Other liabilities......             21
                             -----------
  Total Liabilities......        212,523
                             -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $19,192,532
                             ===========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003


                            HARTFORD GLOBAL      HARTFORD        HARTFORD
                           FINANCIAL SERVICES  GLOBAL HEALTH  GLOBAL LEADERS
                                HLS FUND         HLS FUND        HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           ------------------  -------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       1,148,204         8,309,991      18,668,365
      Class IB...........       1,377,525         5,409,021       6,768,548
      Other class........        --                 --             --
                              ===========      ============    ============
    Cost:
      Class IA...........     $10,272,108      $109,982,788    $322,509,809
      Class IB...........      11,632,474        72,767,443      97,586,024
      Other class........        --                 --             --
                              ===========      ============    ============
    Market Value:
      Class IA...........     $11,083,983      $129,007,101    $289,860,987
      Class IB...........      13,269,024        83,461,516     104,677,200
      Other class........        --                 --             --
  Due from Hartford Life
   and Annuity Insurance
   Company...............          89,766           --              512,824
  Receivable from fund
   shares sold...........        --                   2,621        --
  Other assets...........               4                 8        --
                              -----------      ------------    ------------
  Total Assets...........      24,442,777       212,471,246     395,051,011
                              -----------      ------------    ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                   2,621        --
  Payable for fund shares
   purchased.............          89,766           --              512,823
  Other liabilities......        --                 --                  426
                              -----------      ------------    ------------
  Total Liabilities......          89,766             2,621         513,249
                              -----------      ------------    ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $24,353,011      $212,468,625    $394,537,762
                              ===========      ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                           HARTFORD GLOBAL       HARTFORD                        HARTFORD GROWTH    HARTFORD
                             TECHNOLOGY     DISCIPLINED EQUITY  HARTFORD GROWTH   OPPORTUNITIES    HIGH YIELD    HARTFORD INDEX
                              HLS FUND           HLS FUND          HLS FUND         HLS FUND        HLS FUND        HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT (E)      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ------------------  ---------------  ---------------  -------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     10,772,593         28,257,304         7,575,472        1,989,416      22,899,441      21,656,182
      Class IB...........      7,659,016         11,464,544         6,594,254        2,171,884      20,823,587       4,539,687
      Other class........       --                --                 --               --               --             --
                             ===========       ============      ============      ===========    ============    ============
    Cost:
      Class IA...........    $78,135,606       $353,059,203      $ 76,745,606      $39,942,708    $217,444,381    $542,739,723
      Class IB...........     37,171,724        121,744,649        65,157,062       42,886,563     192,091,058     128,578,599
      Other class........       --                --                 --               --               --             --
                             ===========       ============      ============      ===========    ============    ============
    Market Value:
      Class IA...........    $52,539,134       $316,563,128      $ 84,553,997      $46,900,080    $230,327,475    $640,950,187
      Class IB...........     37,085,577        127,692,559        73,286,220       50,992,574     207,844,969     133,859,421
      Other class........       --                --                 --               --               --             --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                  508,787           507,010          417,550         313,656         140,980
  Receivable from fund
   shares sold...........        222,702          --                 --               --               --             --
  Other assets...........             29          --                        5               64         --             --
                             -----------       ------------      ------------      -----------    ------------    ------------
  Total Assets...........     89,847,442        444,764,474       158,347,232       98,310,268     438,486,100     774,950,588
                             -----------       ------------      ------------      -----------    ------------    ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        222,702          --                 --               --               --             --
  Payable for fund shares
   purchased.............       --                  508,787           507,010          417,550         313,656         140,980
  Other liabilities......              1                610          --               --                    23             190
                             -----------       ------------      ------------      -----------    ------------    ------------
  Total Liabilities......        222,703            509,397           507,010          417,550         313,679         141,170
                             -----------       ------------      ------------      -----------    ------------    ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $89,624,739       $444,255,077      $157,840,222      $97,892,718    $438,172,421    $774,809,418
                             ===========       ============      ============      ===========    ============    ============

                             HARTFORD
                           INTERNATIONAL
                              CAPITAL
                           APPRECIATION
                             HLS FUND
                            SUB-ACCOUNT
                           -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     4,387,730
      Class IB...........     5,492,164
      Other class........       --
                           ============
    Cost:
      Class IA...........  $ 38,572,407
      Class IB...........    47,805,002
      Other class........       --
                           ============
    Market Value:
      Class IA...........  $ 44,746,768
      Class IB...........    55,773,270
      Other class........       --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --
  Receivable from fund
   shares sold...........         6,241
  Other assets...........           139
                           ------------
  Total Assets...........   100,526,418
                           ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         6,241
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                           ------------
  Total Liabilities......         6,241
                           ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $100,520,177
                           ============

(e) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                             HARTFORD       HARTFORD
                           INTERNATIONAL  INTERNATIONAL    HARTFORD
                           SMALL COMPANY  OPPORTUNITIES   MIDCAP HLS
                             HLS FUND       HLS FUND         FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     1,909,785     42,604,686     33,392,615
      Class IB...........     1,544,923      5,580,691      3,136,872
      Other class........       --             --             --
                            ===========   ============   ============
    Cost:
      Class IA...........   $20,757,622   $529,841,968   $623,610,091
      Class IB...........    16,596,210     52,949,011     74,663,014
      Other class........       --             --             --
                            ===========   ============   ============
    Market Value:
      Class IA...........   $24,093,076   $430,743,102   $822,611,049
      Class IB...........    19,406,454     56,331,096     76,840,501
      Other class........       --             --             --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       117,291        378,834        --
  Receivable from fund
   shares sold...........       --             --             176,912
  Other assets...........            18             85        --
                            -----------   ------------   ------------
  Total Assets...........    43,616,839    487,453,117    899,628,462
                            -----------   ------------   ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --             --             176,912
  Payable for fund shares
   purchased.............       117,291        378,834        --
  Other liabilities......             1        --                 599
                            -----------   ------------   ------------
  Total Liabilities......       117,292        378,834        177,511
                            -----------   ------------   ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $43,499,547   $487,074,283   $899,450,951
                            ===========   ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                         HARTFORD                                                     HARTFORD U.S.
                             HARTFORD      HARTFORD      MORTGAGE      HARTFORD        HARTFORD                        GOVERNMENT
                           MIDCAP VALUE  MONEY MARKET   SECURITIES   SMALL COMPANY  SMALLCAP GROWTH  HARTFORD STOCK    SECURITIES
                             HLS FUND      HLS FUND      HLS FUND      HLS FUND        HLS FUND         HLS FUND        HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ------------  ------------  -------------  ---------------  ---------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........    30,668,081   395,528,368    19,705,965    29,347,893       3,331,368        63,369,509     16,976,068
      Class IB...........    21,765,383   148,415,743    12,227,395     9,230,735       3,437,588         8,848,162     15,944,125
      Other class........       --            --            --            --             --                --              --
                           ============  ============  ============  ============    ============    ==============   ============
    Cost:
      Class IA...........  $306,516,262  $395,528,368  $221,889,192  $433,630,935    $ 49,119,175    $2,835,360,693   $186,550,274
      Class IB...........   212,996,214   148,415,743   143,803,457   116,613,106      48,630,987       397,864,483    179,776,674
      Other class........       --            --            --            --             --                --              --
                           ============  ============  ============  ============    ============    ==============   ============
    Market Value:
      Class IA...........  $379,231,400  $395,528,368  $233,342,453  $425,142,787    $ 58,474,500    $2,811,563,484   $194,031,360
      Class IB...........   268,074,823   148,415,743   143,662,760   132,467,411      60,344,445       391,883,194    181,590,823
      Other class........       --            --            --            --             --                --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       596,850       --            --            111,056         539,489           267,444        232,865
  Receivable from fund
   shares sold...........       --          1,974,220       192,105       --             --                --              --
  Other assets...........       --            --                 33       --                   74             1,097        --
                           ------------  ------------  ------------  ------------    ------------    --------------   ------------
  Total Assets...........   647,903,073   545,918,331   377,197,351   557,721,254     119,358,508     3,203,715,219    375,855,048
                           ------------  ------------  ------------  ------------    ------------    --------------   ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --          1,974,220       192,105       --             --                --              --
  Payable for fund shares
   purchased.............       596,850       --            --            111,056         539,489           267,444        232,865
  Other liabilities......           100           281       --                347               1          --                  120
                           ------------  ------------  ------------  ------------    ------------    --------------   ------------
  Total Liabilities......       596,950     1,974,501       192,105       111,403         539,490           267,444        232,985
                           ------------  ------------  ------------  ------------    ------------    --------------   ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $647,306,123  $543,943,830  $377,005,246  $557,609,851    $118,819,018    $3,203,447,775   $375,622,063
                           ============  ============  ============  ============    ============    ==============   ============

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                           HARTFORD VALUE
                           HARTFORD VALUE  OPPORTUNITIES
                              HLS FUND        HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      8,767,252      1,853,962
      Class IB...........      8,609,716      1,810,065
      Other class........       --              --
                            ============    ===========
    Cost:
      Class IA...........   $ 80,157,488    $23,911,057
      Class IB...........     74,044,136     22,577,276
      Other class........       --              --
                            ============    ===========
    Market Value:
      Class IA...........   $ 85,205,372    $28,416,423
      Class IB...........     83,429,281     27,632,447
      Other class........       --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        258,438         87,959
  Receivable from fund
   shares sold...........       --              --
  Other assets...........             15        --
                            ------------    -----------
  Total Assets...........    168,893,106     56,136,829
                            ------------    -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --
  Payable for fund shares
   purchased.............        258,438         87,959
  Other liabilities......       --                    9
                            ------------    -----------
  Total Liabilities......        258,438         87,968
                            ------------    -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $168,634,668    $56,048,861
                            ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                              HARTFORD      MERRILL LYNCH   MERRILL LYNCH
                            EQUITY INCOME   GLOBAL GROWTH  LARGE CAP GROWTH  JENNISON 20/20    JENNISON      PRUDENTIAL
                              HLS FUND        V.I. FUND       V.I. FUND      FOCUS PORTFOLIO   PORTFOLIO   VALUE PORTFOLIO
                           SUB-ACCOUNT (F)   SUB-ACCOUNT   SUB-ACCOUNT (G)     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -------------  ----------------  ---------------  -----------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       353,735         --              --               --              --            --
      Class IB...........       125,603         --              --               --              --            --
      Other class........       --              133,099          411,296          25,643         48,836         33,899
                             ==========      ==========       ==========        ========       ========       ========
    Cost:
      Class IA...........    $3,621,809         --              --               --              --            --
      Class IB...........     1,288,079         --              --               --              --            --
      Other class........       --           $1,497,289       $3,593,167        $244,930       $723,101       $503,258
                             ==========      ==========       ==========        ========       ========       ========
    Market Value:
      Class IA...........    $3,801,633         --              --               --              --            --
      Class IB...........     1,349,111         --              --               --              --            --
      Other class........       --           $1,132,671       $3,808,601        $271,816       $803,833       $588,825
  Due from Hartford Life
   and Annuity Insurance
   Company...............       137,590         --              --               --              --            --
  Receivable from fund
   shares sold...........       --                   45              170              13             38             27
  Other assets...........       --                    2                2         --              --                  1
                             ----------      ----------       ----------        --------       --------       --------
  Total Assets...........     5,288,334       1,132,718        3,808,773         271,829        803,871        588,853
                             ----------      ----------       ----------        --------       --------       --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                   45              170              13             38             27
  Payable for fund shares
   purchased.............       137,590         --              --               --              --            --
  Other liabilities......       --              --                     1         --                   1              1
                             ----------      ----------       ----------        --------       --------       --------
  Total Liabilities......       137,590              45              171              13             39             28
                             ----------      ----------       ----------        --------       --------       --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $5,150,744      $1,132,673       $3,808,602        $271,816       $803,832       $588,825
                             ==========      ==========       ==========        ========       ========       ========

                             SP JENNISON
                            INTERNATIONAL
                           GROWTH PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --
      Class IB...........       --
      Other class........        53,679
                               ========
    Cost:
      Class IA...........       --
      Class IB...........       --
      Other class........      $246,938
                               ========
    Market Value:
      Class IA...........       --
      Class IB...........       --
      Other class........      $312,950
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --
  Receivable from fund
   shares sold...........         8,030
  Other assets...........       --
                               --------
  Total Assets...........       320,980
                               --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         8,030
  Payable for fund shares
   purchased.............       --
  Other liabilities......             1
                               --------
  Total Liabilities......         8,031
                               --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $312,949
                               ========

(f)  From inception, October 31, 2003 to December 31, 2003.
(g) Merrill Lynch Large Cap Growth V.I. Fund Sub-Account merged with Merrill Lynch Large Cap Growth V.I. Fund Sub-Account. Change effective
     November 21, 2003.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                             WELLS FARGO       WELLS FARGO
                           ASSET ALLOCATION   TOTAL RETURN
                                 FUND           BOND FUND
                             SUB-ACCOUNT     SUB-ACCOUNT (H)
                           ----------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                --
      Class IB...........       --                --
      Other class........      2,491,206         1,040,142
                             ===========       ===========
    Cost:
      Class IA...........       --                --
      Class IB...........       --                --
      Other class........    $27,758,746       $10,965,279
                             ===========       ===========
    Market Value:
      Class IA...........       --                --
      Class IB...........       --                --
      Other class........    $31,164,982       $11,087,917
  Due from Hartford Life
   and Annuity Insurance
   Company...............        153,811             3,136
  Receivable from fund
   shares sold...........       --                --
  Other assets...........       --                --
                             -----------       -----------
  Total Assets...........     31,318,793        11,091,053
                             -----------       -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                --
  Payable for fund shares
   purchased.............        153,811             3,136
  Other liabilities......              5                83
                             -----------       -----------
  Total Liabilities......        153,816             3,219
                             -----------       -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $31,164,977       $11,087,834
                             ===========       ===========

(h) Formerly Wells Fargo Corporate Bond Fund Sub-Account. Change effective May 1, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                            WELLS FARGO   WELLS FARGO                 WELLS FARGO    WELLS FARGO   WELLS FARGO   WELLS FARGO
                           EQUITY INCOME  EQUITY VALUE  WELLS FARGO  INTERNATIONAL  LARGE COMPANY  MONEY MARKET   SMALL CAP
                               FUND           FUND      GROWTH FUND   EQUITY FUND    GROWTH FUND       FUND      GROWTH FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  -----------  -------------  -------------  ------------  -----------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --            --           --            --              --            --            --
      Class IB...........       --            --           --            --              --            --            --
      Other class........       842,476       241,499      59,626        328,439       2,365,320     5,149,433      382,292
                            ===========    ==========    ========     ==========     ===========    ==========   ==========
    Cost:
      Class IA...........       --            --           --            --              --            --            --
      Class IB...........       --            --           --            --              --            --            --
      Other class........   $11,070,368    $1,742,212    $692,318     $1,995,246     $17,934,657    $5,149,433   $2,199,862
                            ===========    ==========    ========     ==========     ===========    ==========   ==========
    Market Value:
      Class IA...........       --            --           --            --              --            --            --
      Class IB...........       --            --           --            --              --            --            --
      Other class........   $12,578,168    $2,014,099    $768,582     $2,482,997     $20,341,753    $5,149,433   $2,637,812
  Due from Hartford Life
   and Annuity Insurance
   Company...............         4,451       --           --                  7         135,555       --            --
  Receivable from fund
   shares sold...........       --                 90          35        --              --                 97            3
  Other assets...........            13             2      --            --                    6       --                 2
                            -----------    ----------    --------     ----------     -----------    ----------   ----------
  Total Assets...........    12,582,632     2,014,191     768,617      2,483,004      20,477,314     5,149,530    2,637,817
                            -----------    ----------    --------     ----------     -----------    ----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                 90          35        --              --                 97            3
  Payable for fund shares
   purchased.............         4,451       --           --                  7         135,555       --            --
  Other liabilities......       --            --           --            --              --                  6       --
                            -----------    ----------    --------     ----------     -----------    ----------   ----------
  Total Liabilities......         4,451            90          35              7         135,555           103            3
                            -----------    ----------    --------     ----------     -----------    ----------   ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $12,578,181    $2,014,101    $768,582     $2,482,997     $20,341,759    $5,149,427   $2,637,814
                            ===========    ==========    ========     ==========     ===========    ==========   ==========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
Evergreen VA Foundation
 Fund -- Class 1..............     1.65%        14,913   $0.871248  $        12,993
Evergreen VA Foundation
 Fund -- Class 1..............     1.80%     1,159,095    0.866281        1,004,102
Evergreen VA Foundation
 Fund -- Class 1..............     2.00%        11,703    0.863817           10,110
Evergreen VA Foundation
 Fund -- Class 1..............     2.15%        77,891    0.861982           67,141
Evergreen VA Foundation
 Fund -- Class 1..............     1.75%       302,272    0.869500          262,825
Evergreen VA Foundation
 Fund -- Class 1..............     1.95%       864,441    0.867036          749,501
Evergreen VA Foundation
 Fund -- Class 1..............     2.05%        12,433    0.863528           10,736
Evergreen VA Foundation
 Fund -- Class 1..............     1.45%       124,543    0.876353          109,143
Evergreen VA Foundation
 Fund -- Class 1..............     1.60%        74,944    0.871356           65,303
Evergreen VA Fund --
 Class 1......................     1.60%        56,495    0.644055           36,386
Evergreen VA Fund --
 Class 1......................     1.80%        86,679    1.099485           95,302
Evergreen VA Fund --
 Class 1......................     1.75%        40,499    0.642681           26,028
Evergreen VA Growth Fund --
 Class 1......................     1.65%        60,385    0.795534           48,039
Evergreen VA Growth Fund --
 Class 1......................     1.80%       571,086    0.790978          451,717
Evergreen VA Growth Fund --
 Class 1......................     2.00%        11,112    0.788760            8,765
Evergreen VA Growth Fund --
 Class 1......................     2.15%        31,679    0.787080           24,934
Evergreen VA Growth Fund --
 Class 1......................     1.75%       126,680    0.793927          100,575
Evergreen VA Growth Fund --
 Class 1......................     1.95%        21,265    0.791692           16,836
Evergreen VA Growth Fund --
 Class 1......................     2.05%        46,229    0.788490           36,451
Evergreen VA Growth Fund --
 Class 1......................     1.40%         4,602    1.101674            5,070
Evergreen VA Growth Fund --
 Class 1......................     1.25%       192,129    1.109393          213,147
Evergreen VA Growth Fund --
 Class 1......................     1.45%       438,952    0.800198          351,248
Evergreen VA Growth Fund --
 Class 1......................     1.60%        15,935    0.795615           12,678
Evergreen VA International
 Equity Fund -- Class 1.......     1.65%        46,025    0.752952           34,654
Evergreen VA International
 Equity Fund -- Class 1.......     1.80%     1,092,589    0.748637          817,953
Evergreen VA International
 Equity Fund -- Class 1.......     2.00%        20,682    0.746514           15,439
Evergreen VA International
 Equity Fund -- Class 1.......     1.75%       476,160    0.751424          357,798
Evergreen VA International
 Equity Fund -- Class 1.......     1.95%       198,171    0.749296          148,489
Evergreen VA International
 Equity Fund -- Class 1.......     1.70%         1,998    0.752694            1,504
Evergreen VA International
 Equity Fund -- Class 1.......     2.05%        49,965    0.746269           37,288
Evergreen VA International
 Equity Fund -- Class 1.......     1.40%        25,770    1.215700           31,328
Evergreen VA International
 Equity Fund -- Class 1.......     1.25%       424,294    1.224217          519,428
Evergreen VA International
 Equity Fund -- Class 1.......     1.45%       496,405    0.757352          375,953
Evergreen VA International
 Equity Fund -- Class 1.......     1.60%       182,629    0.753029          137,525
Evergreen VA Omega Fund --
 Class 1......................     1.65%       225,453    0.580225          130,814
Evergreen VA Omega Fund --
 Class 1......................     1.80%     1,232,386    0.576922          710,992
Evergreen VA Omega Fund --
 Class 1......................     1.95%       307,259    0.577419          177,417
Evergreen VA Omega Fund --
 Class 1......................     2.00%       126,072    0.575286           72,527
Evergreen VA Omega Fund --
 Class 1......................     2.15%        59,737    0.574053           34,292
Evergreen VA Omega Fund --
 Class 1......................     1.75%       654,716    0.579062          379,121
Evergreen VA Omega Fund --
 Class 1......................     1.70%         4,279    0.580022            2,482
Evergreen VA Omega Fund --
 Class 1......................     2.05%       120,396    0.575093           69,239
Evergreen VA Omega Fund --
 Class 1......................     1.25%        30,672    0.749892           23,001
Evergreen VA Omega Fund --
 Class 1......................     1.40%        58,384    0.745489           43,524
Evergreen VA Omega Fund --
 Class 1......................     1.45%     1,572,248    0.583639          917,625
Evergreen VA Omega Fund --
 Class 1......................     1.60%        94,056    0.580293           54,580

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-14 ____________________________________

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Evergreen VA Special Values
 Fund -- Class 1..............     1.25%         1,396   $1.374337  $         1,919
Evergreen VA Special Values
 Fund -- Class 1..............     1.40%        41,992    1.367812           57,437
Evergreen VA Special Values
 Fund -- Class 1..............     1.45%        59,260    1.366305           80,967
Evergreen VA Special Values
 Fund -- Class 1..............     1.60%         9,386    1.359856           12,763
Evergreen VA Special Values
 Fund -- Class 1..............     1.65%         4,227    1.058614            4,475
Evergreen VA Special Values
 Fund -- Class 1..............     1.80%       807,435    1.056160          852,782
Evergreen VA Special Values
 Fund -- Class 1..............     1.75%       393,138    1.356954          533,470
Evergreen VA Special Values
 Fund -- Class 1..............     1.95%       128,358    1.353114          173,682
Evergreen VA Special Values
 Fund -- Class 1..............     2.00%         5,869    1.053169            6,181
Evergreen VA Special Values
 Fund -- Class 1..............     2.15%         9,432    1.050919            9,912
Evergreen VA Special Values
 Fund -- Class 1..............     1.70%        27,536    1.058257           29,140
Evergreen VA Special Values
 Fund -- Class 1..............     2.05%        25,999    1.052822           27,372
Evergreen VA Special Equity
 Fund -- Class 1..............     1.80%       381,881    0.750069          286,437
Evergreen VA Special Equity
 Fund -- Class 1..............     2.00%        14,435    0.747925           10,797
Evergreen VA Special Equity
 Fund -- Class 1..............     2.15%        50,236    0.746360           37,494
Evergreen VA Special Equity
 Fund -- Class 1..............     1.75%       178,333    0.752876          134,263
Evergreen VA Special Equity
 Fund -- Class 1..............     1.95%         4,164    0.750757            3,126
Evergreen VA Special Equity
 Fund -- Class 1..............     2.05%        33,976    0.747678           25,403
Evergreen VA Special Equity
 Fund -- Class 1..............     1.45%        76,791    0.758822           58,271
Evergreen VA Special Equity
 Fund -- Class 1..............     1.60%        23,915    0.754476           18,043
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.25%       345,858    1.058149          365,969
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.45%       545,790    1.057937          577,412
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.60%        50,728    1.057785           53,659
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.65%       159,206    1.057730          168,397
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.75%       106,945    1.057627          113,108
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.80%       932,471    1.057576          986,159
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.95%        45,058    1.057417           47,646
Evergreen VA Growth and Income
 Fund -- Class 1..............     2.05%        18,302    1.057316           19,351
First American International
 Portfolio -- Class IA........     1.45%       350,827    0.841385          295,181
First American International
 Portfolio -- Class IA........     1.60%        21,907    0.837701           18,351
First American International
 Portfolio -- Class IA........     1.65%        70,170    0.836486           58,696
First American International
 Portfolio -- Class IA........     1.80%        41,070    0.832821           34,204
First American International
 Portfolio -- Class IA........     1.95%        19,072    0.833547           15,897
First American International
 Portfolio -- Class IA........     2.15%        49,371    0.828696           40,914
First American International
 Portfolio -- Class IA........     1.75%        18,402    0.835926           15,383
First American International
 Portfolio -- Class IA........     1.25%     1,364,212    0.648952          885,309
First American International
 Portfolio -- Class IA........     1.40%       200,170    0.645396          129,189
First American Large Cap
 Growth Portfolio --
 Class IA.....................     1.45%       580,440    0.550936          319,785
First American Large Cap
 Growth Portfolio --
 Class IA.....................     1.60%       121,476    0.548511           66,631
First American Large Cap
 Growth Portfolio --
 Class IA.....................     1.65%        15,463    0.547694            8,469
First American Large Cap
 Growth Portfolio --
 Class IA.....................     1.80%       292,543    0.545314          159,528
First American Large Cap
 Growth Portfolio --
 Class IA.....................     2.15%        42,315    0.542626           22,961
First American Large Cap
 Growth Portfolio --
 Class IA.....................     1.75%        83,405    0.547338           45,651
First American Large Cap
 Growth Portfolio --
 Class IA.....................     1.15%        35,828    0.465515           16,679
First American Large Cap
 Growth Portfolio --
 Class IA.....................     2.05%        11,038    0.543596            6,000
First American Large Cap
 Growth Portfolio --
 Class IA.....................     1.25%     2,254,155    0.465209        1,048,652
First American Large Cap
 Growth Portfolio --
 Class IA.....................     1.40%       111,838    0.462666           51,744
First American Mid Cap Growth
 Portfolio -- Class IA........     1.25%       167,866    1.029135          172,757

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
First American Mid Cap Growth
 Portfolio -- Class IA........     1.45%       403,306   $1.024591  $       413,223
First American Mid Cap Growth
 Portfolio -- Class IA........     1.60%        83,797    1.021189           85,573
First American Mid Cap Growth
 Portfolio -- Class IA........     1.65%        38,174    1.020090           38,941
First American Mid Cap Growth
 Portfolio -- Class IA........     1.80%       172,265    1.016714          175,145
First American Mid Cap Growth
 Portfolio -- Class IA........     1.75%        45,358    1.019024           46,221
First American Mid Cap Growth
 Portfolio -- Class IA........     2.00%        31,087    1.013828           31,517
First American Mid Cap Growth
 Portfolio -- Class IA........     2.15%        20,939    1.011666           21,183
First American Mid Cap Growth
 Portfolio -- Class IA........     1.15%        18,730    1.029825           19,289
First American Mid Cap Growth
 Portfolio -- Class IA........     1.50%         9,323    1.024241            9,549
First American Small Cap
 Growth Portfolio --
 Class IA.....................     1.60%       196,628    1.215502          239,002
First American Small Cap
 Growth Portfolio --
 Class IA.....................     1.65%         7,724    1.214148            9,379
First American Small Cap
 Growth Portfolio --
 Class IA.....................     1.80%       165,893    1.210132          200,753
First American Small Cap
 Growth Portfolio --
 Class IA.....................     1.25%       324,000    1.224963          396,887
First American Small Cap
 Growth Portfolio --
 Class IA.....................     1.40%         2,167    1.220871            2,645
First American Small Cap
 Growth Portfolio --
 Class IA.....................     1.45%       172,686    1.219529          210,596
First American Small Cap
 Growth Portfolio --
 Class IA.....................     1.95%        14,515    1.209482           17,556
First American Small Cap
 Growth Portfolio --
 Class IA.....................     2.00%        21,480    1.206701           25,920
First American Small Cap
 Growth Portfolio --
 Class IA.....................     2.15%        14,312    1.204154           17,234
First American Small Cap
 Growth Portfolio --
 Class IA.....................     1.75%        62,703    1.212943           76,055
First American Small Cap
 Growth Portfolio --
 Class IA.....................     1.15%        20,166    1.225777           24,719
First American Small Cap
 Growth Portfolio --
 Class IA.....................     1.50%       113,495    1.219129          138,366
First American Technology
 Portfolio -- Class IA........     1.45%       752,751    0.371736          279,825
First American Technology
 Portfolio -- Class IA........     1.60%       110,566    0.370099           40,920
First American Technology
 Portfolio -- Class IA........     1.65%        25,654    0.369557            9,480
First American Technology
 Portfolio -- Class IA........     1.80%     1,067,206    0.367934          392,662
First American Technology
 Portfolio -- Class IA........     1.75%        11,310    0.369312            4,177
First American Technology
 Portfolio -- Class IA........     2.15%         9,880    0.366124            3,617
First American Technology
 Portfolio -- Class IA........     1.15%        47,782    0.223883           10,698
First American Technology
 Portfolio -- Class IA........     1.50%        16,348    0.371610            6,075
First American Technology
 Portfolio -- Class IA........     1.25%     4,834,848    0.223737        1,081,735
First American Technology
 Portfolio -- Class IA........     1.40%       244,569    0.222483           54,412
Hartford Advisers HLS Fund --
 Class IB.....................     1.45%   215,262,928    0.933334      200,912,209
Hartford Advisers HLS Fund --
 Class IB.....................     1.60%    30,712,431    0.927995       28,500,983
Hartford Advisers HLS Fund --
 Class IA.....................     0.40%        69,022    0.973482           67,191
Hartford Advisers HLS Fund --
 Class IB.....................     1.65%    11,894,377    0.927892       11,036,697
Hartford Advisers HLS Fund --
 Class IB.....................     1.80%    99,611,667    0.922579       91,899,632
Hartford Advisers HLS Fund --
 Class IA.....................     1.45%     8,909,125    4.391447       39,123,951
Hartford Advisers HLS Fund --
 Class IA.....................     1.70%     4,367,961    1.020960        4,459,513
Hartford Advisers HLS Fund --
 Class IA.....................     1.60%    34,998,425    4.360848      152,622,810
Hartford Advisers HLS Fund --
 Class IA.....................     1.00%     5,317,316    1.009007        5,365,209
Hartford Advisers HLS Fund --
 Class IA.....................     1.85%    10,475,241    1.014456       10,626,671
Hartford Advisers HLS Fund --
 Class IA.....................     1.15%    52,995,620    1.002662       53,136,694
Hartford Advisers HLS Fund --
 Class IB.....................     1.65%    40,566,179    0.927892       37,641,033
Hartford Advisers HLS Fund --
 Class IB.....................     1.80%   265,977,004    0.922579      245,384,798
Hartford Advisers HLS Fund --
 Class IA.....................     1.80%     2,597,145    4.348492       11,293,663
Hartford Advisers HLS Fund --
 Class IA.....................     2.05%       217,339    1.011595          219,859
Hartford Advisers HLS Fund --
 Class IA.....................     1.95%       703,683    4.339242        3,053,450
Hartford Advisers HLS Fund --
 Class IA.....................     1.35%       219,918    0.999805          219,876

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-16 ____________________________________

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Hartford Advisers HLS Fund --
 Class IA.....................     2.20%       331,157   $1.009434  $       334,281
Hartford Advisers HLS Fund --
 Class IA.....................     1.30%       979,886    1.000527          980,402
Hartford Advisers HLS Fund --
 Class IA.....................     1.75%     2,278,786    4.351570        9,916,297
Hartford Advisers HLS Fund --
 Class IA.....................     2.00%     1,475,940    1.012291        1,494,081
Hartford Advisers HLS Fund --
 Class IB.....................     1.95%    23,117,956    0.920614       21,282,714
Hartford Advisers HLS Fund --
 Class IB.....................     2.00%     4,189,136    0.919972        3,853,888
Hartford Advisers HLS Fund --
 Class IB.....................     2.15%     3,577,485    0.918008        3,284,160
Hartford Advisers HLS Fund --
 Class IB.....................     2.00%    12,484,983    0.919972       11,485,835
Hartford Advisers HLS Fund --
 Class IB.....................     2.15%    10,089,927    0.918008        9,262,633
Hartford Advisers HLS Fund --
 Class IB.....................     1.95%     5,170,975    0.920614        4,760,472
Hartford Advisers HLS Fund --
 Class IB.....................     1.60%    12,863,781    0.927995       11,937,525
Hartford Advisers HLS Fund --
 Class IA.....................     1.10%     1,332,127    1.003000        1,336,123
Hartford Advisers HLS Fund --
 Class IA.....................     2.15%       158,070    1.009770          159,614
Hartford Advisers HLS Fund --
 Class IB.....................     1.40%    10,732,477    1.095089       11,753,017
Hartford Advisers HLS Fund --
 Class IB.....................     1.70%     2,000,614    0.927575        1,855,720
Hartford Advisers HLS Fund --
 Class IB.....................     1.75%    80,306,165    0.925658       74,336,044
Hartford Advisers HLS Fund --
 Class IB.....................     2.05%     9,736,071    0.919661        8,953,884
Hartford Advisers HLS Fund --
 Class IB.....................     1.75%     1,036,237    0.922892          956,335
Hartford Advisers HLS Fund --
 Class IB.....................     2.10%     4,642,387    0.918322        4,263,206
Hartford Advisers HLS Fund --
 Class IA.....................     0.95%     9,112,786    1.008527        9,190,490
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%   990,613,898    4.417174    4,375,713,957
Hartford Advisers HLS Fund --
 Class IA.....................     1.50%   156,094,221    1.026935      160,298,619
Hartford Advisers HLS Fund --
 Class IA.....................     1.40%    18,004,846    4.386413       78,976,690
Hartford Advisers HLS Fund --
 Class IA.....................     0.80%    90,108,966    1.014903       91,451,860
Hartford Advisers HLS Fund --
 Class IA.....................     1.65%     2,984,112    1.020408        3,045,012
Hartford Advisers HLS Fund --
 Class IB.....................     1.45%   106,456,159    0.933334       99,359,153
Hartford Bond HLS Fund --
 Class IB.....................     1.45%    78,587,065    1.338544      105,192,245
Hartford Bond HLS Fund --
 Class IB.....................     1.60%     7,978,148    1.330891       10,618,045
Hartford Bond HLS Fund --
 Class IA.....................     0.40%        12,938    1.236653           16,000
Hartford Bond HLS Fund --
 Class IB.....................     1.65%     4,023,193    1.330750        5,353,864
Hartford Bond HLS Fund --
 Class IB.....................     1.80%    40,369,481    1.323155       53,415,081
Hartford Bond HLS Fund --
 Class IA.....................     1.45%     4,204,124    2.985179       12,550,063
Hartford Bond HLS Fund --
 Class IA.....................     1.70%       363,956    1.346038          489,898
Hartford Bond HLS Fund --
 Class IA.....................     1.60%    20,930,280    2.964398       62,045,679
Hartford Bond HLS Fund --
 Class IA.....................     1.00%       946,747    1.401575        1,326,937
Hartford Bond HLS Fund --
 Class IA.....................     1.85%     3,811,827    1.337480        5,098,242
Hartford Bond HLS Fund --
 Class IA.....................     1.15%    14,641,177    1.392762       20,391,675
Hartford Bond HLS Fund --
 Class IB.....................     1.65%    11,976,599    1.330750       15,937,859
Hartford Bond HLS Fund --
 Class IB.....................     1.80%    92,669,846    1.323155      122,616,571
Hartford Bond HLS Fund --
 Class IB.....................     1.95%     7,520,550    1.320328        9,929,593
Hartford Bond HLS Fund --
 Class IB.....................     2.00%     1,512,106    1.319400        1,995,073
Hartford Bond HLS Fund --
 Class IB.....................     2.15%     1,138,879    1.316588        1,499,435
Hartford Bond HLS Fund --
 Class IB.....................     2.00%     3,224,069    1.319400        4,253,836
Hartford Bond HLS Fund --
 Class IB.....................     2.15%     3,395,145    1.316588        4,470,007
Hartford Bond HLS Fund --
 Class IB.....................     1.95%     3,090,978    1.320328        4,081,105
Hartford Bond HLS Fund --
 Class IA.....................     1.80%     1,395,370    2.955993        4,124,703
Hartford Bond HLS Fund --
 Class IA.....................     2.05%        80,817    1.333695          107,785
Hartford Bond HLS Fund --
 Class IA.....................     1.95%       687,240    2.949717        2,027,163

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Hartford Bond HLS Fund --
 Class IA.....................     1.35%        39,217   $1.388810  $        54,465
Hartford Bond HLS Fund --
 Class IA.....................     2.20%       104,486    1.330849          139,055
Hartford Bond HLS Fund --
 Class IA.....................     1.30%       435,830    1.389799          605,717
Hartford Bond HLS Fund --
 Class IA.....................     1.75%     1,574,276    2.958092        4,656,855
Hartford Bond HLS Fund --
 Class IA.....................     2.00%       745,617    1.334626          995,119
Hartford Bond HLS Fund --
 Class IB.....................     1.60%     4,536,013    1.330891        6,036,940
Hartford Bond HLS Fund --
 Class IA.....................     1.10%       466,610    1.393223          650,092
Hartford Bond HLS Fund --
 Class IA.....................     2.15%       144,508    1.331298          192,383
Hartford Bond HLS Fund --
 Class IB.....................     1.40%     5,051,931    1.371476        6,928,601
Hartford Bond HLS Fund --
 Class IB.....................     1.70%       789,961    1.330311        1,050,894
Hartford Bond HLS Fund --
 Class IB.....................     1.75%    32,672,981    1.327553       43,375,113
Hartford Bond HLS Fund --
 Class IB.....................     2.05%     2,792,223    1.318959        3,682,828
Hartford Bond HLS Fund --
 Class IB.....................     1.75%       290,822    1.323596          384,931
Hartford Bond HLS Fund --
 Class IB.....................     2.10%     1,220,193    1.317034        1,607,035
Hartford Bond HLS Fund --
 Class IA.....................     0.95%     1,515,372    1.400938        2,122,943
Hartford Bond HLS Fund --
 Class IA.....................     1.25%   240,138,712    3.002676      721,058,746
Hartford Bond HLS Fund --
 Class IA.....................     1.50%    45,367,610    1.353935       61,424,794
Hartford Bond HLS Fund --
 Class IA.....................     1.40%     6,885,694    2.981751       20,531,424
Hartford Bond HLS Fund --
 Class IA.....................     0.80%    16,442,733    1.409780       23,180,636
Hartford Bond HLS Fund --
 Class IA.....................     1.65%       677,359    1.345323          911,267
Hartford Bond HLS Fund --
 Class IB.....................     1.45%    36,130,300    1.338544       48,361,996
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.45%   227,811,355    0.963764      219,556,383
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.60%    30,206,918    0.958270       28,946,383
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.40%       383,694    1.008428          386,928
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.65%    16,427,253    0.958157       15,739,888
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.80%   131,442,570    0.952693      125,224,416
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.45%     5,933,282    8.546025       50,705,980
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.70%     1,723,542    1.505197        2,594,270
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.60%    19,063,241    8.486519      161,780,559
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.00%     3,363,751    1.434081        4,823,891
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.85%    11,262,638    1.495639       16,844,841
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.15%    29,827,632    1.425031       42,505,301
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.65%    46,327,867    0.958157       44,389,370
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.80%   303,801,413    0.952693      289,429,479
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.95%    25,523,359    0.950664       24,264,139
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.00%     5,696,351    0.949992        5,411,488
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.15%     4,077,527    0.947974        3,865,390
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.00%    13,989,810    0.949992       13,290,208
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.15%    11,786,676    0.947974       11,173,463
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.95%     5,739,358    0.950664        5,456,201
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.80%     1,656,087    8.462503       14,014,639
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.05%       201,326    1.491419          300,262
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.95%       526,184    8.444518        4,443,374
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.35%       213,478    1.421025          303,357
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.20%       307,094    1.488245          457,031
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.30%       425,619    1.422041          605,248
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.75%     1,618,728    8.468501       13,708,199
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.00%     3,938,734    1.492450        5,878,364

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-18 ____________________________________

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.60%    15,957,918   $0.958270  $    15,291,994
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.15%     1,029,120    1.488735        1,532,087
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.10%       798,665    1.425514        1,138,508
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.40%     9,676,521    1.539851       14,900,401
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.70%     3,143,962    0.957836        3,011,400
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.75%   114,779,813    0.955861      109,713,545
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.05%    13,575,332    0.949663       12,891,991
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.75%     1,645,482    0.953012        1,568,165
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.10%     4,941,055    0.948296        4,685,583
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.95%     4,455,009    1.433394        6,385,784
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%   435,058,078    8.596106    3,739,805,352
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.50%   100,441,559    1.514009      152,069,424
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.40%     8,681,267    8.536241       74,105,388
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.80%    42,544,000    1.442505       61,369,933
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.65%     2,543,977    1.504411        3,827,187
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.45%   126,671,969    0.963764      122,081,883
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.45%   107,262,094    1.184349      127,035,753
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.60%    12,782,546    1.177554       15,052,138
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.40%        15,734    1.030374           16,212
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.80%    67,760,637    1.170707       79,327,852
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.65%     6,038,780    1.177447        7,110,343
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.45%     9,357,067    2.814318       26,333,762
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.70%     1,747,566    1.134115        1,981,941
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.60%    44,068,149    2.794672      123,156,022
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.00%     5,302,072    1.186740        6,292,181
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.85%    10,336,147    1.126903       11,647,835
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.15%    46,621,512    1.179232       54,977,579
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.65%    20,287,926    1.177447       23,887,958
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.80%   173,367,270    1.170707      202,962,277
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.80%     3,248,994    2.786756        9,054,152
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.05%       156,617    1.123723          175,994
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.95%     1,178,009    2.780826        3,275,838
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.35%       310,898    1.175896          365,584
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.20%       318,581    1.121332          357,235
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.30%       927,344    1.176731        1,091,234
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.75%     3,351,389    2.788723        9,346,097
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.00%     2,268,228    1.124514        2,550,655
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.95%    15,354,032    1.168219       17,936,872
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.15%     1,886,062    1.164908        2,197,089
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.00%     2,276,896    1.167393        2,658,033
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.00%     7,505,073    1.167393        8,761,370
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.15%     5,363,329    1.164908        6,247,785
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.95%     4,661,208    1.168219        5,445,311
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.60%     6,921,025    1.177554        8,149,881
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.10%     1,503,395    1.179632        1,773,453
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.15%       395,423    1.121710          443,550
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.40%     7,810,442    1.156620        9,033,713
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.70%     1,418,789    1.177049        1,669,985

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.75%    54,416,121   $1.174625  $    63,918,537
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.05%     6,309,327    1.167001        7,362,990
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.75%       815,660    1.171099          955,219
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.10%     2,153,467    1.165301        2,509,438
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.95%     6,798,147    1.186152        8,063,636
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%   664,684,561    2.830792    1,881,583,738
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.50%    87,090,057    1.140748       99,347,808
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.40%    13,056,634    2.811055       36,702,915
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.80%    66,956,650    1.193686       79,925,216
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.65%     2,136,234    1.133508        2,421,438
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.45%    49,341,151    1.184349       58,437,143
Hartford Focus HLS Fund --
 Class IA.....................     0.95%       274,560    0.980696          269,260
Hartford Focus HLS Fund --
 Class IA.....................     1.00%       163,102    0.979380          159,739
Hartford Focus HLS Fund --
 Class IA.....................     1.15%       513,701    0.975484          501,107
Hartford Focus HLS Fund --
 Class IA.....................     0.80%     1,424,331    0.984645        1,402,460
Hartford Focus HLS Fund --
 Class IA.....................     1.25%    23,735,648    0.972862       23,091,510
Hartford Focus HLS Fund --
 Class IA.....................     1.40%       817,452    0.968986          792,100
Hartford Focus HLS Fund --
 Class IA.....................     1.45%     1,827,858    0.967701        1,768,820
Hartford Focus HLS Fund --
 Class IA.....................     1.50%     2,407,429    0.966405        2,326,551
Hartford Focus HLS Fund --
 Class IA.....................     1.60%     3,888,570    0.963829        3,747,916
Hartford Focus HLS Fund --
 Class IA.....................     1.65%        44,892    0.962546           43,210
Hartford Focus HLS Fund --
 Class IA.....................     1.70%        34,030    0.961262           32,712
Hartford Focus HLS Fund --
 Class IA.....................     1.85%       585,360    0.957410          560,430
Hartford Focus HLS Fund --
 Class IB.....................     1.45%    12,342,029    0.962030       11,873,403
Hartford Focus HLS Fund --
 Class IB.....................     1.60%     1,281,331    0.958180        1,227,745
Hartford Focus HLS Fund --
 Class IB.....................     1.65%     2,915,473    0.956903        2,789,825
Hartford Focus HLS Fund --
 Class IB.....................     1.80%    15,031,078    0.953092       14,326,002
Hartford Focus HLS Fund --
 Class IA.....................     1.30%         7,258    0.973409            7,065
Hartford Focus HLS Fund --
 Class IA.....................     1.35%        10,151    0.972709            9,874
Hartford Focus HLS Fund --
 Class IA.....................     1.75%       153,563    0.961769          147,692
Hartford Focus HLS Fund --
 Class IA.....................     1.80%       410,215    0.961095          394,255
Hartford Focus HLS Fund --
 Class IA.....................     1.95%        64,438    0.959051           61,799
Hartford Focus HLS Fund --
 Class IA.....................     2.00%        91,479    0.955373           87,397
Hartford Focus HLS Fund --
 Class IA.....................     2.05%        20,437    0.954698           19,511
Hartford Focus HLS Fund --
 Class IA.....................     2.20%         8,677    0.952684            8,266
Hartford Focus HLS Fund --
 Class IB.....................     1.95%       823,672    0.951063          783,364
Hartford Focus HLS Fund --
 Class IB.....................     2.00%       683,938    0.950387          650,006
Hartford Focus HLS Fund --
 Class IB.....................     2.15%       331,383    0.948374          314,275
Hartford Focus HLS Fund --
 Class IA.....................     1.10%         2,451    0.975819            2,391
Hartford Focus HLS Fund --
 Class IA.....................     2.15%        31,125    0.953000           29,662
Hartford Focus HLS Fund --
 Class IB.....................     1.40%       199,916    0.962363          192,392
Hartford Focus HLS Fund --
 Class IB.....................     1.70%        10,040    0.956583            9,604
Hartford Focus HLS Fund --
 Class IB.....................     1.75%     2,249,605    0.953415        2,144,807
Hartford Focus HLS Fund --
 Class IB.....................     2.05%       176,177    0.950068          167,380
Hartford Focus HLS Fund --
 Class IB.....................     2.10%       143,054    0.948696          135,715
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.45%     6,668,897    0.891635        5,946,222
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.60%       860,892    0.886547          763,221
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.80%     4,127,364    0.881394        3,637,834

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-20 ____________________________________

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.65%       576,493   $0.886434  $       511,023
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.45%       896,927    1.654763        1,484,202
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.70%        58,455    1.075186           62,850
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.60%     3,273,215    1.643210        5,378,580
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.00%       131,529    1.052951          138,493
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.85%        98,580    1.068345          105,318
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.15%     1,889,325    1.046297        1,976,795
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.65%     1,714,316    0.886434        1,519,628
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.80%     9,822,589    0.881394        8,657,571
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.80%       313,765    1.638553          514,120
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.95%       140,195    1.635078          229,229
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.30%        14,166    1.044077           14,791
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.75%        94,747    1.639729          155,359
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.95%     1,060,428    0.879508          932,655
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.15%       153,884    0.877028          134,961
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.00%        61,537    0.878884           54,084
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.00%       537,584    0.878884          472,474
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.15%       288,218    0.877028          252,775
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.95%       136,999    0.879508          120,492
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.10%        54,601    1.046652           57,148
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.60%       925,350    0.886547          820,366
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.40%       531,953    0.891943          474,471
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.70%        64,108    0.886136           56,809
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.75%     4,339,996    0.881682        3,826,496
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.05%       400,817    0.878597          352,157
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.75%        78,609    0.881682           69,308
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.10%        52,414    0.877318           45,984
Hartford Global Advisers HLS
 Fund -- Class IA.............     0.95%       289,134    1.052422          304,291
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.25%   112,018,960    1.664429      186,447,607
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.50%     5,142,842    1.081473        5,561,845
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.40%     2,207,951    1.652851        3,649,414
Hartford Global Advisers HLS
 Fund -- Class IA.............     0.80%     2,456,054    1.059109        2,601,228
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.65%       154,886    1.074605          166,441
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.45%     5,937,301    0.891635        5,293,905
Hartford Global Communications
 HLS Fund -- Class IA.........     0.95%        18,134    0.791401           14,351
Hartford Global Communications
 HLS Fund -- Class IA.........     1.15%       265,881    0.787201          209,302
Hartford Global Communications
 HLS Fund -- Class IA.........     0.80%       101,293    0.794595           80,487
Hartford Global Communications
 HLS Fund -- Class IA.........     1.25%     9,606,530    0.785073        7,541,827
Hartford Global Communications
 HLS Fund -- Class IA.........     1.40%       322,756    0.781949          252,379
Hartford Global Communications
 HLS Fund -- Class IA.........     1.45%       126,999    0.780904           99,174
Hartford Global Communications
 HLS Fund -- Class IA.........     1.50%       839,134    0.779879          654,423
Hartford Global Communications
 HLS Fund -- Class IA.........     1.60%     1,376,365    0.777788        1,070,520
Hartford Global Communications
 HLS Fund -- Class IA.........     1.65%        15,225    0.776733           11,825
Hartford Global Communications
 HLS Fund -- Class IA.........     1.85%        14,611    0.772608           11,289
Hartford Global Communications
 HLS Fund -- Class IB.........     1.45%     3,722,481    0.776317        2,889,825
Hartford Global Communications
 HLS Fund -- Class IB.........     1.60%     1,008,254    0.773176          779,558
Hartford Global Communications
 HLS Fund -- Class IB.........     1.65%       447,149    0.772183          345,280
Hartford Global Communications
 HLS Fund -- Class IB.........     1.80%     4,136,092    0.769067        3,180,932

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Hartford Global Communications
 HLS Fund -- Class IA.........     2.20%           726   $0.768805  $           558
Hartford Global Communications
 HLS Fund -- Class IB.........     1.95%       143,788    0.767442          110,349
Hartford Global Communications
 HLS Fund -- Class IB.........     2.00%        75,495    0.766898           57,897
Hartford Global Communications
 HLS Fund -- Class IB.........     2.15%       122,895    0.765272           94,048
Hartford Global Communications
 HLS Fund -- Class IA.........     1.75%       139,824    0.776132          108,522
Hartford Global Communications
 HLS Fund -- Class IA.........     1.80%        65,780    0.775594           51,019
Hartford Global Communications
 HLS Fund -- Class IA.........     1.95%        41,353    0.773937           32,005
Hartford Global Communications
 HLS Fund -- Class IB.........     1.75%     1,573,809    0.769324        1,210,769
Hartford Global Communications
 HLS Fund -- Class IB.........     2.05%        56,239    0.766645           43,116
Hartford Global Communications
 HLS Fund -- Class IB.........     1.40%       328,988    0.776581          255,486
Hartford Global Communications
 HLS Fund -- Class IB.........     1.70%        98,542    0.771921           76,067
Hartford Global Communications
 HLS Fund -- Class IB.........     2.10%        15,054    0.765523           11,524
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     0.95%        22,665    0.989101           22,418
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.00%        20,668    0.987780           20,415
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.15%       812,074    0.983818          798,933
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     0.80%       379,106    0.993064          376,476
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.25%     6,178,762    0.981208        6,062,651
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.40%       566,895    0.977269          554,009
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.45%       276,684    0.975974          270,037
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.50%     1,044,510    0.974677        1,018,060
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.60%     1,546,123    0.972081        1,502,957
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.65%        26,428    0.970781           25,656
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.70%         1,891    0.969500            1,834
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.85%        16,214    0.965630           15,656
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.45%     3,881,897    0.970164        3,766,077
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.60%       303,055    0.966316          292,847
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.65%       622,701    0.965017          600,917
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.80%     5,659,729    0.961164        5,439,927
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.00%       199,824    0.958422          191,516
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.15%       252,588    0.956397          241,574
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.75%       172,103    0.970018          166,943
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.80%       165,177    0.969329          160,110
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.95%        54,966    0.967271           53,167
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     2.00%        19,644    0.963576           18,929
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     2.05%         2,562    0.962890            2,467
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     2.20%           538    0.960838              517
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.95%       684,467    0.959102          656,474
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.10%           747    0.984145              735
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.40%       287,524    0.970487          279,038
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.70%        16,071    0.964691           15,504
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.75%     1,615,300    0.961483        1,553,083
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.05%       181,967    0.958098          174,343
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.10%        60,340    0.956722           57,728
Hartford Global Health HLS
 Fund -- Class IB.............     1.45%    13,379,458    1.562880       20,910,488
Hartford Global Health HLS
 Fund -- Class IB.............     1.60%     1,596,767    1.554302        2,481,859
Hartford Global Health HLS
 Fund -- Class IA.............     1.45%     2,634,643    1.577348        4,155,749
Hartford Global Health HLS
 Fund -- Class IA.............     1.70%        35,753    1.562958           55,881
Hartford Global Health HLS
 Fund -- Class IA.............     1.00%       249,428    1.603586          399,980

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-22 ____________________________________

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Hartford Global Health HLS
 Fund -- Class IB.............     1.65%       993,987   $1.553769  $     1,544,426
Hartford Global Health HLS
 Fund -- Class IA.............     1.60%     6,090,028    1.568692        9,553,378
Hartford Global Health HLS
 Fund -- Class IA.............     1.85%       172,664    1.554399          268,388
Hartford Global Health HLS
 Fund -- Class IA.............     1.15%     1,534,545    1.594771        2,447,248
Hartford Global Health HLS
 Fund -- Class IB.............     1.80%     7,605,999    1.545242       11,753,109
Hartford Global Health HLS
 Fund -- Class IB.............     1.65%     2,709,544    1.553769        4,210,005
Hartford Global Health HLS
 Fund -- Class IB.............     1.80%    10,931,331    1.545242       16,891,551
Hartford Global Health HLS
 Fund -- Class IA.............     1.75%       369,336    1.565361          578,144
Hartford Global Health HLS
 Fund -- Class IA.............     2.00%        12,484    1.551088           19,363
Hartford Global Health HLS
 Fund -- Class IA.............     1.30%        43,186    1.591393           68,725
Hartford Global Health HLS
 Fund -- Class IA.............     1.80%       634,816    1.564250          993,011
Hartford Global Health HLS
 Fund -- Class IA.............     2.05%         2,175    1.549988            3,371
Hartford Global Health HLS
 Fund -- Class IA.............     1.35%         3,046    1.590270            4,844
Hartford Global Health HLS
 Fund -- Class IA.............     1.95%       242,100    1.560916          377,898
Hartford Global Health HLS
 Fund -- Class IA.............     2.20%           860    1.546677            1,330
Hartford Global Health HLS
 Fund -- Class IB.............     1.95%     1,008,990    1.541951        1,555,813
Hartford Global Health HLS
 Fund -- Class IB.............     2.00%       299,537    1.540867          461,547
Hartford Global Health HLS
 Fund -- Class IB.............     2.15%       274,987    1.537574          422,813
Hartford Global Health HLS
 Fund -- Class IB.............     2.00%       604,103    1.540867          930,843
Hartford Global Health HLS
 Fund -- Class IB.............     2.15%       412,294    1.537574          633,933
Hartford Global Health HLS
 Fund -- Class IB.............     1.95%       222,412    1.541951          342,948
Hartford Global Health HLS
 Fund -- Class IA.............     1.10%        30,111    1.595301           48,036
Hartford Global Health HLS
 Fund -- Class IB.............     1.40%       893,563    1.563398        1,396,995
Hartford Global Health HLS
 Fund -- Class IB.............     1.70%        63,367    1.553251           98,425
Hartford Global Health HLS
 Fund -- Class IB.............     1.75%     3,832,153    1.545751        5,923,554
Hartford Global Health HLS
 Fund -- Class IB.............     2.05%       611,290    1.540354          941,603
Hartford Global Health HLS
 Fund -- Class IB.............     1.75%        91,124    1.545751          140,855
Hartford Global Health HLS
 Fund -- Class IB.............     2.10%       157,018    1.538101          241,509
Hartford Global Health HLS
 Fund -- Class IA.............     1.25%    58,678,024    1.586593       93,098,143
Hartford Global Health HLS
 Fund -- Class IA.............     1.50%     4,741,951    1.572110        7,454,869
Hartford Global Health HLS
 Fund -- Class IA.............     0.80%     2,169,550    1.612989        3,499,460
Hartford Global Health HLS
 Fund -- Class IB.............     1.45%     6,985,662    1.562880       10,917,751
Hartford Global Health HLS
 Fund -- Class IA.............     1.40%     3,336,849    1.577892        5,265,187
Hartford Global Health HLS
 Fund -- Class IA.............     1.65%       130,811    1.563502          204,524
Hartford Global Health HLS
 Fund -- Class IA.............     0.95%       189,228    1.604139          303,547
Hartford Global Health HLS
 Fund -- Class IB.............     1.60%     1,065,719    1.554302        1,656,449
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.45%    33,189,239    0.711618       23,618,060
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.60%     2,968,111    0.707524        2,100,010
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.80%    16,775,115    0.703403       11,799,666
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.65%     1,727,095    0.707453        1,221,839
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.45%     3,580,425    1.562096        5,592,967
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.70%       535,944    1.541664          826,246
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.60%     8,301,475    1.551204       12,877,281
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.00%     1,093,920    1.054007        1,152,999
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.85%       437,322    1.531895          669,931
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.15%     5,069,802    1.047390        5,310,060
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.65%     7,682,926    0.707453        5,435,309
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.80%    36,721,711    0.703403       25,830,162

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.80%       677,163   $1.546809  $     1,047,442
Hartford Global Leaders HLS
 Fund -- Class IA.............     2.05%        12,018    1.527568           18,358
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.95%        75,533    1.543527          116,588
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.35%        15,989    1.044419           16,700
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.30%       194,591    1.045163          203,379
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.75%       634,364    1.547897          981,931
Hartford Global Leaders HLS
 Fund -- Class IA.............     2.00%        67,999    1.528627          103,945
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.95%     1,800,675    0.701914        1,263,919
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.15%       166,038    0.699918          116,213
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.00%       300,907    0.701420          211,062
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.00%     1,302,240    0.701420          913,417
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.15%     1,723,586    0.699918        1,206,369
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.95%     1,242,178    0.701914          871,902
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.60%     2,241,896    0.707524        1,586,195
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.10%       242,768    1.047738          254,357
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.40%     2,256,721    0.711845        1,606,435
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.70%       190,450    0.707217          134,689
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.75%    11,760,279    0.703642        8,275,026
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.05%     1,342,188    0.701191          941,130
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.75%       256,157    0.703642          180,243
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.10%       515,203    0.700162          360,726
Hartford Global Leaders HLS
 Fund -- Class IA.............     0.95%     1,461,057    1.053522        1,539,256
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.25%   136,702,398    1.571257      214,794,598
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.50%    10,742,579    1.550712       16,658,647
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.40%     7,236,714    1.560303       11,291,467
Hartford Global Leaders HLS
 Fund -- Class IA.............     0.80%    13,905,409    1.060196       14,742,459
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.65%       427,912    1.540872          659,358
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.45%    23,895,709    0.711618       17,004,617
Hartford Global Technology HLS
 Fund -- Class IB.............     1.45%    18,290,686    0.451352        8,255,538
Hartford Global Technology HLS
 Fund -- Class IB.............     1.60%     2,994,442    0.448863        1,344,094
Hartford Global Technology HLS
 Fund -- Class IB.............     1.80%     9,668,577    0.446256        4,314,661
Hartford Global Technology HLS
 Fund -- Class IA.............     1.45%     2,663,421    0.455260        1,212,549
Hartford Global Technology HLS
 Fund -- Class IA.............     1.70%       165,053    0.451114           74,458
Hartford Global Technology HLS
 Fund -- Class IA.............     1.00%       225,174    0.462878          104,228
Hartford Global Technology HLS
 Fund -- Class IB.............     1.65%       945,084    0.448718          424,076
Hartford Global Technology HLS
 Fund -- Class IA.............     1.60%     7,331,861    0.452768        3,319,632
Hartford Global Technology HLS
 Fund -- Class IA.............     1.85%       160,917    0.448644           72,194
Hartford Global Technology HLS
 Fund -- Class IA.............     1.15%     3,140,222    0.460332        1,445,544
Hartford Global Technology HLS
 Fund -- Class IB.............     1.65%     2,781,985    0.448718        1,248,327
Hartford Global Technology HLS
 Fund -- Class IB.............     1.80%    17,844,321    0.446256        7,963,136
Hartford Global Technology HLS
 Fund -- Class IA.............     1.80%     1,358,665    0.451493          613,428
Hartford Global Technology HLS
 Fund -- Class IA.............     2.05%        22,900    0.447375           10,245
Hartford Global Technology HLS
 Fund -- Class IA.............     1.95%       322,926    0.450539          145,491
Hartford Global Technology HLS
 Fund -- Class IA.............     1.75%       782,180    0.451817          353,402
Hartford Global Technology HLS
 Fund -- Class IA.............     2.00%        16,548    0.447683            7,408
Hartford Global Technology HLS
 Fund -- Class IB.............     1.95%     1,418,224    0.445296          631,530
Hartford Global Technology HLS
 Fund -- Class IB.............     2.15%     1,042,765    0.444032          463,021
Hartford Global Technology HLS
 Fund -- Class IB.............     2.00%       175,134    0.444971           77,930

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-24 ____________________________________

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Hartford Global Technology HLS
 Fund -- Class IB.............     2.00%       586,088   $0.444971  $       260,792
Hartford Global Technology HLS
 Fund -- Class IB.............     2.15%     1,490,312    0.444032          661,745
Hartford Global Technology HLS
 Fund -- Class IB.............     1.95%       709,211    0.445296          315,809
Hartford Global Technology HLS
 Fund -- Class IA.............     1.10%        28,675    0.460483           13,204
Hartford Global Technology HLS
 Fund -- Class IB.............     1.40%     1,531,364    0.451503          691,416
Hartford Global Technology HLS
 Fund -- Class IB.............     1.70%       698,260    0.448568          313,217
Hartford Global Technology HLS
 Fund -- Class IB.............     1.75%     6,392,817    0.446417        2,853,862
Hartford Global Technology HLS
 Fund -- Class IB.............     2.05%     1,512,927    0.444827          672,991
Hartford Global Technology HLS
 Fund -- Class IB.............     1.75%       361,816    0.446417          161,521
Hartford Global Technology HLS
 Fund -- Class IB.............     2.10%       368,795    0.444186          163,814
Hartford Global Technology HLS
 Fund -- Class IA.............     1.25%    84,814,179    0.457960       38,841,500
Hartford Global Technology HLS
 Fund -- Class IA.............     1.50%     7,194,677    0.453768        3,264,714
Hartford Global Technology HLS
 Fund -- Class IA.............     0.80%     1,548,206    0.465583          720,819
Hartford Global Technology HLS
 Fund -- Class IB.............     1.45%    11,884,425    0.451352        5,364,059
Hartford Global Technology HLS
 Fund -- Class IA.............     1.40%     4,301,175    0.455438        1,958,919
Hartford Global Technology HLS
 Fund -- Class IA.............     1.65%        97,271    0.451277           43,896
Hartford Global Technology HLS
 Fund -- Class IA.............     0.95%       579,052    0.463018          268,111
Hartford Global Technology HLS
 Fund -- Class IB.............     1.60%     2,014,203    0.448863          904,101
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.45%    30,138,707    0.818046       24,654,848
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.60%     4,258,628    0.813385        3,463,904
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     0.40%        26,507    0.883048           23,407
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.80%    20,563,910    0.808621       16,628,410
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.65%     1,700,187    0.813264        1,382,701
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.70%       165,795    1.032014          171,103
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.45%     4,842,450    1.132706        5,485,073
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.60%    17,073,537    1.124810       19,204,485
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.00%     1,513,465    0.939804        1,422,361
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.85%     1,931,839    1.025441        1,980,987
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.15%    10,047,662    0.933889        9,383,401
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.65%     5,860,476    0.813264        4,766,114
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.80%    40,800,850    0.808621       32,992,424
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.95%     3,195,621    0.806905        2,578,563
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.15%       918,341    0.804624          738,919
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.00%       243,560    0.806338          196,391
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.00%     1,329,939    0.806338        1,072,380
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.15%     1,583,052    0.804624        1,273,762
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.95%     1,625,609    0.806905        1,311,712
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.30%       253,436    0.931912          236,180
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.75%       937,748    1.122433        1,052,559
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.00%       114,393    1.023266          117,054
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.05%        75,866    1.022542           77,577
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.80%     1,426,268    1.121634        1,599,751
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.95%       905,139    1.119257        1,013,083
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.35%        52,484    0.931250           48,876
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.20%        77,977    1.020369           79,566
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.60%     2,602,032    0.813385        2,116,454
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.10%       332,280    0.934203          310,417
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.15%       135,588    1.020715          138,397

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.40%     2,188,230   $0.818313  $     1,790,657
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.70%       422,391    0.812997          343,403
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.75%    13,331,725    0.808893       10,783,939
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.05%     1,414,723    0.806068        1,140,363
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.75%       284,100    0.808893          229,806
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.10%       900,037    0.804896          724,436
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     0.95%     2,131,686    0.939363        2,002,427
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.50%    20,896,414    1.038034       21,691,188
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.25%   191,413,070    1.139354      218,087,248
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.40%    10,728,296    1.131403       12,138,026
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     0.80%    19,613,882    0.945316       18,541,316
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.65%       669,098    1.031464          690,151
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.45%    23,836,515    0.818046       19,499,366
Hartford Growth HLS Fund --
 Class IA.....................     0.80%     2,775,711    1.134468        3,148,956
Hartford Growth HLS Fund --
 Class IA.....................     0.95%       229,664    1.131643          259,898
Hartford Growth HLS Fund --
 Class IA.....................     1.00%       109,928    1.130692          124,294
Hartford Growth HLS Fund --
 Class IA.....................     1.15%     6,498,196    1.127844        7,328,952
Hartford Growth HLS Fund --
 Class IA.....................     1.25%    29,388,230    1.125967       33,090,177
Hartford Growth HLS Fund --
 Class IA.....................     1.40%       924,595    1.123154        1,038,463
Hartford Growth HLS Fund --
 Class IA.....................     1.45%     1,219,320    1.122228        1,368,355
Hartford Growth HLS Fund --
 Class IA.....................     1.50%    13,327,807    1.121259       14,943,923
Hartford Growth HLS Fund --
 Class IA.....................     1.60%    15,416,932    1.119410       17,257,868
Hartford Growth HLS Fund --
 Class IA.....................     1.65%        63,845    1.118463           71,409
Hartford Growth HLS Fund --
 Class IA.....................     1.70%        13,016    1.117538           14,546
Hartford Growth HLS Fund --
 Class IA.....................     1.85%     1,740,316    1.114742        1,940,003
Hartford Growth HLS Fund --
 Class IB.....................     1.45%    10,655,397    1.117557       11,908,013
Hartford Growth HLS Fund --
 Class IB.....................     1.60%       827,412    1.114742          922,351
Hartford Growth HLS Fund --
 Class IB.....................     1.65%       923,281    1.113811        1,028,360
Hartford Growth HLS Fund --
 Class IB.....................     1.80%    34,143,777    1.111034       37,934,897
Hartford Growth HLS Fund --
 Class IA.....................     1.30%        71,752    1.125458           80,754
Hartford Growth HLS Fund --
 Class IA.....................     1.35%         2,208    1.124656            2,483
Hartford Growth HLS Fund --
 Class IA.....................     1.75%     1,204,295    1.117021        1,345,222
Hartford Growth HLS Fund --
 Class IA.....................     1.80%     1,360,190    1.116249        1,518,311
Hartford Growth HLS Fund --
 Class IA.....................     1.95%       286,050    1.113856          318,618
Hartford Growth HLS Fund --
 Class IA.....................     2.00%        77,030    1.112374           85,686
Hartford Growth HLS Fund --
 Class IA.....................     2.05%        35,029    1.111582           38,937
Hartford Growth HLS Fund --
 Class IA.....................     2.20%        48,678    1.109219           53,995
Hartford Growth HLS Fund --
 Class IB.....................     1.95%     2,681,789    1.108671        2,973,222
Hartford Growth HLS Fund --
 Class IB.....................     2.00%     1,159,831    1.107875        1,284,948
Hartford Growth HLS Fund --
 Class IB.....................     2.15%       906,754    1.105522        1,002,436
Hartford Growth HLS Fund --
 Class IA.....................     1.10%       302,351    1.128223          341,119
Hartford Growth HLS Fund --
 Class IA.....................     2.15%       114,855    1.109581          127,441
Hartford Growth HLS Fund --
 Class IB.....................     1.40%     1,422,789    1.117928        1,590,576
Hartford Growth HLS Fund --
 Class IB.....................     1.70%       221,822    1.113437          246,985
Hartford Growth HLS Fund --
 Class IB.....................     1.75%    11,585,237    1.111405       12,875,891
Hartford Growth HLS Fund --
 Class IB.....................     2.05%       879,253    1.107504          973,776
Hartford Growth HLS Fund --
 Class IB.....................     2.10%       492,562    1.105897          544,723
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.50%     7,893,141    1.086404        8,575,140

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-26 ____________________________________

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.60%     6,692,483   $1.084588  $     7,258,587
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.65%       148,449    1.083686          160,872
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.85%     1,199,570    1.080084        1,295,636
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     0.80%       411,425    1.099190          452,234
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     0.95%        23,225    1.096438           25,465
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.00%        25,567    1.095536           28,009
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.15%     2,324,505    1.092785        2,540,184
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.25%    19,077,975    1.090977       20,813,632
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.40%       661,297    1.088231          719,644
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.45%       901,805    1.087321          980,551
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.45%     8,839,282    1.082887        9,571,943
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.60%     1,229,094    1.080180        1,327,643
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.65%       777,685    1.079269          839,331
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.80%    24,171,584    1.076571       26,022,426
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.00%     1,063,589    1.073521        1,141,785
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.15%     1,133,648    1.071230        1,214,398
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.95%       430,532    1.079231          464,644
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.00%       172,863    1.077791          186,310
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.05%        39,581    1.077038           42,631
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.20%        64,756    1.074744           69,596
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.30%        20,400    1.090461           22,246
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.75%       923,447    1.082292          999,439
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.80%     1,138,560    1.081524        1,231,380
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.95%     1,419,852    1.074270        1,525,304
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.10%        59,831    1.093156           65,405
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.15%       878,844    1.075103          944,848
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.40%       829,812    1.083246          898,891
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.70%       224,377    1.078910          242,082
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.75%     6,652,726    1.076918        7,164,441
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.05%       620,129    1.073158          665,496
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.10%       353,552    1.071597          378,865
Hartford High Yield HLS
 Fund -- Class IB.............     1.45%    36,347,539    1.128876       41,031,864
Hartford High Yield HLS
 Fund -- Class IB.............     1.60%     4,988,335    1.122438        5,599,096
Hartford High Yield HLS
 Fund -- Class IB.............     1.80%    22,991,550    1.115881       25,655,834
Hartford High Yield HLS
 Fund -- Class IB.............     1.65%     1,996,753    1.122301        2,240,958
Hartford High Yield HLS
 Fund -- Class IA.............     1.70%       209,429    1.188559          248,919
Hartford High Yield HLS
 Fund -- Class IA.............     1.45%     2,496,713    1.204260        3,006,692
Hartford High Yield HLS
 Fund -- Class IA.............     1.60%    20,152,684    1.195869       24,099,971
Hartford High Yield HLS
 Fund -- Class IA.............     1.00%       487,106    1.168751          569,305
Hartford High Yield HLS
 Fund -- Class IA.............     1.85%     2,806,322    1.181027        3,314,342
Hartford High Yield HLS
 Fund -- Class IA.............     1.15%     8,766,249    1.161392       10,181,052
Hartford High Yield HLS
 Fund -- Class IB.............     1.65%     8,817,736    1.122301        9,896,154
Hartford High Yield HLS
 Fund -- Class IB.............     1.80%    53,036,004    1.115881       59,181,870
Hartford High Yield HLS
 Fund -- Class IA.............     2.05%        13,498    1.177673           15,896
Hartford High Yield HLS
 Fund -- Class IA.............     1.80%     1,990,038    1.192493        2,373,106
Hartford High Yield HLS
 Fund -- Class IA.............     1.95%       742,614    1.189948          883,672
Hartford High Yield HLS
 Fund -- Class IA.............     1.35%        82,544    1.158089           95,593
Hartford High Yield HLS
 Fund -- Class IA.............     2.20%       199,446    1.175175          234,384

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Hartford High Yield HLS
 Fund -- Class IA.............     1.30%       168,543   $1.158933  $       195,331
Hartford High Yield HLS
 Fund -- Class IA.............     1.75%     1,363,063    1.193324        1,626,576
Hartford High Yield HLS
 Fund -- Class IA.............     2.00%       170,487    1.178518          200,922
Hartford High Yield HLS
 Fund -- Class IB.............     1.95%     5,500,503    1.113504        6,124,833
Hartford High Yield HLS
 Fund -- Class IB.............     2.15%       792,703    1.110352          880,179
Hartford High Yield HLS
 Fund -- Class IB.............     2.00%       710,448    1.112724          790,532
Hartford High Yield HLS
 Fund -- Class IB.............     2.00%     2,128,554    1.112724        2,368,494
Hartford High Yield HLS
 Fund -- Class IB.............     2.15%     2,978,534    1.110352        3,307,222
Hartford High Yield HLS
 Fund -- Class IB.............     1.95%     1,594,952    1.113504        1,775,986
Hartford High Yield HLS
 Fund -- Class IA.............     1.10%       190,844    1.161778          221,718
Hartford High Yield HLS
 Fund -- Class IA.............     2.15%       405,448    1.175570          476,633
Hartford High Yield HLS
 Fund -- Class IB.............     1.60%     1,941,340    1.122438        2,179,033
Hartford High Yield HLS
 Fund -- Class IB.............     1.40%     2,365,157    1.129252        2,670,859
Hartford High Yield HLS
 Fund -- Class IB.............     1.70%       501,940    1.121918          563,136
Hartford High Yield HLS
 Fund -- Class IB.............     1.75%    19,194,893    1.116265       21,426,587
Hartford High Yield HLS
 Fund -- Class IB.............     2.05%     2,858,264    1.112350        3,179,389
Hartford High Yield HLS
 Fund -- Class IB.............     1.75%       257,238    1.116265          287,146
Hartford High Yield HLS
 Fund -- Class IB.............     2.10%       500,353    1.110723          555,754
Hartford High Yield HLS
 Fund -- Class IA.............     0.95%       534,462    1.168201          624,359
Hartford High Yield HLS
 Fund -- Class IA.............     1.25%   116,081,423    1.211312      140,610,819
Hartford High Yield HLS
 Fund -- Class IA.............     1.50%    20,968,096    1.195545       25,068,302
Hartford High Yield HLS
 Fund -- Class IA.............     1.40%     5,225,285    1.202870        6,285,339
Hartford High Yield HLS
 Fund -- Class IA.............     0.80%     7,574,423    1.175599        8,904,484
Hartford High Yield HLS
 Fund -- Class IA.............     1.65%       332,401    1.187937          394,872
Hartford High Yield HLS
 Fund -- Class IB.............     1.45%    16,050,868    1.128876       18,119,440
Hartford Index HLS Fund --
 Class IB.....................     1.45%    34,234,885    0.780379       26,716,185
Hartford Index HLS Fund --
 Class IB.....................     1.60%     4,313,830    0.775905        3,347,122
Hartford Index HLS Fund --
 Class IB.....................     1.80%    21,746,522    0.771380       16,774,832
Hartford Index HLS Fund --
 Class IB.....................     1.65%     4,204,094    0.775824        3,261,637
Hartford Index HLS Fund --
 Class IA.....................     1.45%     1,375,411    4.181534        5,751,326
Hartford Index HLS Fund --
 Class IA.....................     1.70%        70,167    0.915735           64,254
Hartford Index HLS Fund --
 Class IA.....................     1.60%     4,173,580    4.152381       17,330,293
Hartford Index HLS Fund --
 Class IA.....................     1.00%       216,439    0.869090          188,105
Hartford Index HLS Fund --
 Class IA.....................     1.85%     1,559,924    0.909929        1,419,420
Hartford Index HLS Fund --
 Class IA.....................     1.15%     2,671,167    0.863613        2,306,854
Hartford Index HLS Fund --
 Class IB.....................     1.65%     6,644,162    0.775824        5,154,701
Hartford Index HLS Fund --
 Class IB.....................     1.80%    46,668,569    0.771380       35,999,201
Hartford Index HLS Fund --
 Class IA.....................     1.80%       654,675    4.140613        2,710,755
Hartford Index HLS Fund --
 Class IA.....................     2.05%         9,483    0.907339            8,605
Hartford Index HLS Fund --
 Class IA.....................     1.95%       238,323    4.131811          984,704
Hartford Index HLS Fund --
 Class IA.....................     1.35%        22,645    0.861187           19,501
Hartford Index HLS Fund --
 Class IA.....................     2.20%         1,961    0.905410            1,775
Hartford Index HLS Fund --
 Class IA.....................     1.75%       353,332    4.143561        1,464,051
Hartford Index HLS Fund --
 Class IA.....................     2.00%     1,031,081    0.907991          936,213
Hartford Index HLS Fund --
 Class IB.....................     1.95%     3,982,388    0.769751        3,065,447
Hartford Index HLS Fund --
 Class IB.....................     2.15%       402,435    0.767574          308,899
Hartford Index HLS Fund --
 Class IB.....................     2.00%       581,207    0.769214          447,073
Hartford Index HLS Fund --
 Class IB.....................     2.00%     1,651,113    0.769214        1,270,060

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-28 ____________________________________

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Hartford Index HLS Fund --
 Class IB.....................     2.15%     2,445,686   $0.767574  $     1,877,245
Hartford Index HLS Fund --
 Class IB.....................     1.95%     2,065,388    0.769751        1,589,834
Hartford Index HLS Fund --
 Class IB.....................     1.60%     2,554,705    0.775905        1,982,208
Hartford Index HLS Fund --
 Class IA.....................     1.10%        35,427    0.863895           30,605
Hartford Index HLS Fund --
 Class IA.....................     2.15%        42,685    0.905708           38,660
Hartford Index HLS Fund --
 Class IB.....................     1.40%     2,778,386    0.780643        2,168,927
Hartford Index HLS Fund --
 Class IB.....................     1.70%       318,235    0.775560          246,810
Hartford Index HLS Fund --
 Class IB.....................     1.75%    13,463,613    0.771644       10,389,117
Hartford Index HLS Fund --
 Class IB.....................     2.05%     1,386,364    0.768952        1,066,048
Hartford Index HLS Fund --
 Class IB.....................     1.75%       179,554    0.771644          138,552
Hartford Index HLS Fund --
 Class IB.....................     2.10%       210,357    0.767827          161,518
Hartford Index HLS Fund --
 Class IA.....................     1.25%   133,354,102    4.206054      560,894,552
Hartford Index HLS Fund --
 Class IA.....................     0.95%       457,755    0.868688          397,646
Hartford Index HLS Fund --
 Class IA.....................     1.50%    28,549,964    0.921091       26,297,115
Hartford Index HLS Fund --
 Class IA.....................     1.40%     3,507,002    4.176724       14,647,781
Hartford Index HLS Fund --
 Class IA.....................     0.80%     3,354,146    0.874199        2,932,191
Hartford Index HLS Fund --
 Class IA.....................     1.65%       671,549    0.915244          614,632
Hartford Index HLS Fund --
 Class IB.....................     1.45%    22,929,753    0.780379       17,893,898
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     0.95%        22,811    1.050263           23,957
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.00%        28,440    1.048865           29,829
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.15%     1,541,875    1.044678        1,610,762
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     0.80%       418,406    1.054481          441,202
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.25%    27,888,706    1.041891       29,056,992
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.40%     1,177,862    1.037731        1,222,304
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.45%     1,107,777    1.036347        1,148,041
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.50%     3,486,326    1.034963        3,608,219
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.60%     5,606,477    1.032199        5,787,000
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.65%        17,731    1.030819           18,277
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.70%       151,505    1.029448          155,967
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.85%        34,132    1.025346           34,997
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.45%    13,332,107    1.030246       13,735,350
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.60%     1,249,313    1.026127        1,281,954
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.65%     1,890,922    1.024750        1,937,723

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.80%    28,219,547   $1.020637  $    28,801,913
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.75%       595,496    1.030000          613,361
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.80%       717,463    1.029268          738,461
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.95%       108,145    1.027097          111,076
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     2.00%        32,277    1.023161           33,025
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.95%     1,262,169    1.018457        1,285,465
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.00%       484,673    1.017742          493,272
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.15%       448,890    1.015586          455,886
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.40%       787,830    1.030584          811,925
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.70%       223,438    1.024409          228,892
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.75%     5,836,054    1.020986        5,958,530
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.05%       547,047    1.017405          556,569
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.10%       222,274    1.015933          225,815
Hartford International Small
 Company HLS Fund --
 Class IA.....................     0.95%        34,293    1.337106           45,853
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.00%        25,344    1.335298           33,842
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.15%       363,564    1.329985          483,535
Hartford International Small
 Company HLS Fund --
 Class IA.....................     0.80%        90,483    1.342473          121,471
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.25%    13,557,265    1.326433       17,982,803
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.40%       508,509    1.321133          671,808
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.45%       191,323    1.319376          252,427
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.50%     1,117,809    1.317612        1,472,838
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.60%     1,624,951    1.314109        2,135,363
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.70%         5,225    1.310616            6,849
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.85%        45,782    1.305378           59,763
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.45%     4,163,128    1.311570        5,460,234
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.60%       557,001    1.306318          727,621
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.65%       427,722    1.304598          558,005
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.80%     6,000,751    1.299409        7,797,429
Hartford International Small
 Company HLS Fund --
 Class IA.....................     2.05%         3,600    1.301678            4,686
Hartford International Small
 Company HLS Fund --
 Class IA.....................     2.20%         1,871    1.298923            2,430
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.95%       379,725    1.296635          492,365
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.00%       290,426    1.295710          376,308
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.75%       310,291    1.311324          406,893
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.80%       226,122    1.310407          296,311
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.95%        14,869    1.307614           19,443

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-30 ____________________________________

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.15%       186,147   $1.292958  $       240,681
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.40%       329,049    1.312014          431,716
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.70%        79,161    1.304148          103,237
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.75%     2,173,164    1.299843        2,824,772
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.05%       241,299    1.295273          312,549
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.10%        63,050    1.293394           81,548
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.45%    14,819,803    0.667473        9,891,818
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.60%     1,660,227    0.663660        1,101,826
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.65%       687,549    0.663601          456,258
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.80%     8,802,123    0.659797        5,807,614
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.45%     1,138,487    1.577500        1,795,963
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.70%       163,421    0.877401          143,386
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.60%     4,537,568    1.566487        7,108,042
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.00%       143,322    0.850481          121,893
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.85%       352,608    0.871834          307,415
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.15%     1,868,322    0.845123        1,578,962
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.65%     2,958,746    0.663601        1,963,427
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.80%    26,728,573    0.659797       17,635,433
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.80%       324,691    1.562071          507,190
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.95%       147,675    1.558755          230,189
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.35%        20,332    0.842741           17,134
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.75%       375,702    1.563177          587,289
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     2.00%        12,521    0.869968           10,893
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.95%     1,905,740    0.658392        1,254,724
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.00%       314,740    0.657937          207,079
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.15%       641,316    0.656540          421,049
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.00%     1,198,971    0.657937          788,847
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.15%     1,033,232    0.656540          678,358
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.95%       480,946    0.658392          316,651
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.10%        74,933    0.845412           63,349
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.60%     1,196,241    0.663660          793,897
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.40%     1,407,301    0.930899        1,310,055
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.70%       231,525    0.663374          153,588
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.75%    10,017,384    0.662006        6,631,568
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.05%       848,302    0.657714          557,940
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.75%        92,400    0.660026           60,987
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.10%       364,554    0.656754          239,423
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%   250,801,487    1.586746      397,958,257
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.95%        92,931    0.850069           78,998
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.50%    11,313,782    0.882523        9,984,673
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.40%     3,688,333    1.575676        5,811,618
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.80%     3,103,787    0.855464        2,655,178
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.65%       497,101    0.876917          435,916
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.45%     9,079,893    0.667473        6,060,584
Hartford MidCap HLS Fund --
 Class IB.....................     1.45%    22,073,272    1.104402       24,377,766
Hartford MidCap HLS Fund --
 Class IB.....................     1.60%     4,264,994    1.098084        4,683,322
Hartford MidCap HLS Fund --
 Class IB.....................     1.65%     2,919,892    1.097964        3,205,936
Hartford MidCap HLS Fund --
 Class IB.....................     1.80%     1,791,010    1.091685        1,955,218

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Hartford MidCap HLS Fund --
 Class IA.....................     1.70%       521,532   $2.032397  $     1,059,959
Hartford MidCap HLS Fund --
 Class IA.....................     1.45%     3,286,320    2.774993        9,119,515
Hartford MidCap HLS Fund --
 Class IA.....................     1.60%     2,579,633    2.755658        7,108,586
Hartford MidCap HLS Fund --
 Class IA.....................     1.00%       549,606    1.776685          976,477
Hartford MidCap HLS Fund --
 Class IA.....................     1.85%       223,831    2.019533          452,034
Hartford MidCap HLS Fund --
 Class IA.....................     1.15%       205,540    1.765522          362,885
Hartford MidCap HLS Fund --
 Class IB.....................     1.65%     6,152,449    1.097964        6,755,167
Hartford MidCap HLS Fund --
 Class IB.....................     1.80%     3,855,946    1.091685        4,209,479
Hartford MidCap HLS Fund --
 Class IB.....................     1.95%       114,610    1.089368          124,853
Hartford MidCap HLS Fund --
 Class IB.....................     2.00%        58,766    1.088592           63,972
Hartford MidCap HLS Fund --
 Class IB.....................     2.00%       351,653    1.088592          382,807
Hartford MidCap HLS Fund --
 Class IB.....................     2.15%        25,796    1.086282           28,022
Hartford MidCap HLS Fund --
 Class IB.....................     1.95%        25,718    1.089368           28,016
Hartford MidCap HLS Fund --
 Class IA.....................     2.05%         2,025    2.013797            4,077
Hartford MidCap HLS Fund --
 Class IA.....................     1.80%        98,384    2.747852          270,345
Hartford MidCap HLS Fund --
 Class IA.....................     1.95%        13,224    2.742021           36,260
Hartford MidCap HLS Fund --
 Class IA.....................     1.75%       192,746    2.749801          530,012
Hartford MidCap HLS Fund --
 Class IA.....................     2.00%        87,045    2.015222          175,416
Hartford MidCap HLS Fund --
 Class IB.....................     1.60%     4,196,712    1.098084        4,608,342
Hartford MidCap HLS Fund --
 Class IA.....................     0.95%       502,507    1.775854          892,379
Hartford MidCap HLS Fund --
 Class IA.....................     1.50%    13,301,708    2.044315       27,192,881
Hartford MidCap HLS Fund --
 Class IA.....................     1.25%   261,642,578    2.791258      730,311,938
Hartford MidCap HLS Fund --
 Class IA.....................     1.40%     9,733,633    2.771802       26,979,702
Hartford MidCap HLS Fund --
 Class IA.....................     0.80%     7,731,716    1.787105       13,817,389
Hartford MidCap HLS Fund --
 Class IA.....................     1.65%       526,389    2.031356        1,069,284
Hartford MidCap HLS Fund --
 Class IB.....................     1.45%    23,915,796    1.104402       26,412,652
Hartford MidCap Value HLS
 Fund -- Class IA.............     0.95%     1,942,385    1.214948        2,359,897
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.00%     1,319,841    1.213348        1,601,427
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.15%    13,831,042    1.208486       16,714,620
Hartford MidCap Value HLS
 Fund -- Class IA.............     0.40%         2,743    1.232914            3,381
Hartford MidCap Value HLS
 Fund -- Class IA.............     0.80%    15,078,173    1.219837       18,392,913
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.25%   195,559,513    1.205275      235,702,992
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.40%     7,468,103    1.200458        8,965,144
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.45%     8,387,375    1.198858       10,055,272
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.50%    24,016,776    1.197253       28,754,158
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.60%    34,213,868    1.194067       40,853,651
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.65%       387,081    1.192459          461,579
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.70%       290,788    1.190880          346,294
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.85%     3,917,029    1.186112        4,646,035
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.65%    12,094,706    1.185486       14,338,105
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.80%    95,514,151    1.180771      112,780,340
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.45%    68,887,457    1.191844       82,103,102
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.60%     8,330,144    1.187086        9,888,597
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.95%     8,868,992    1.178252       10,449,908
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.30%       260,516    1.205919          314,161
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.35%       103,778    1.205077          125,061
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.75%     3,022,814    1.191521        3,601,747
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.80%     2,823,761    1.190688        3,362,219

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-32 ____________________________________

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.95%     1,217,629   $1.188155  $     1,446,732
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.00%       223,702    1.183606          264,775
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.05%        38,562    1.182759           45,610
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.20%        83,328    1.180250           98,348
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.00%     4,131,375    1.177425        4,864,384
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.15%     2,944,484    1.174916        3,459,522
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.10%       385,297    1.208903          465,787
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.15%       163,201    1.180645          192,682
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.40%     2,914,247    1.192254        3,474,523
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.70%     1,072,944    1.185096        1,271,542
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.75%    18,235,593    1.181151       21,538,989
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.05%     2,089,060    1.177019        2,458,863
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.10%     1,223,850    1.175310        1,438,403
Hartford Money Market HLS
 Fund -- Class IB.............     1.45%    35,648,568    1.047138       37,328,970
Hartford Money Market HLS
 Fund -- Class IB.............     1.60%     4,492,570    1.041177        4,677,561
Hartford Money Market HLS
 Fund -- Class IA.............     0.40%        26,057    1.032133           26,894
Hartford Money Market HLS
 Fund -- Class IB.............     1.65%     1,825,531    1.041051        1,900,471
Hartford Money Market HLS
 Fund -- Class IB.............     1.80%    16,900,644    1.035113       17,494,077
Hartford Money Market HLS
 Fund -- Class IA.............     1.45%     1,522,474    1.893835        2,883,315
Hartford Money Market HLS
 Fund -- Class IA.............     1.70%       649,862    1.108089          720,105
Hartford Money Market HLS
 Fund -- Class IA.............     1.60%     6,630,391    1.880654       12,469,471
Hartford Money Market HLS
 Fund -- Class IA.............     1.00%        74,532    1.095304           81,635
Hartford Money Market HLS
 Fund -- Class IA.............     1.85%     2,549,830    1.101047        2,807,483
Hartford Money Market HLS
 Fund -- Class IA.............     1.15%     2,692,409    1.088411        2,930,447
Hartford Money Market HLS
 Fund -- Class IB.............     1.65%     5,885,248    1.041051        6,126,844
Hartford Money Market HLS
 Fund -- Class IB.............     1.80%    25,047,579    1.035113       25,927,074
Hartford Money Market HLS
 Fund -- Class IA.............     1.80%       676,048    1.875334        1,267,815
Hartford Money Market HLS
 Fund -- Class IA.............     2.05%       156,946    1.097929          172,316
Hartford Money Market HLS
 Fund -- Class IA.............     1.95%       229,207    1.871339          428,923
Hartford Money Market HLS
 Fund -- Class IA.............     1.35%       185,011    1.085327          200,797
Hartford Money Market HLS
 Fund -- Class IA.............     2.20%       118,895    1.095596          130,261
Hartford Money Market HLS
 Fund -- Class IA.............     1.30%         7,897    1.086090            8,577
Hartford Money Market HLS
 Fund -- Class IA.............     1.75%       580,309    1.876655        1,089,039
Hartford Money Market HLS
 Fund -- Class IA.............     2.00%       329,890    1.098707          362,453
Hartford Money Market HLS
 Fund -- Class IB.............     1.95%     4,528,898    1.032914        4,677,962
Hartford Money Market HLS
 Fund -- Class IB.............     2.00%     1,219,605    1.032175        1,258,845
Hartford Money Market HLS
 Fund -- Class IB.............     2.15%       970,508    1.029983          999,606
Hartford Money Market HLS
 Fund -- Class IB.............     2.00%     1,620,574    1.032175        1,672,716
Hartford Money Market HLS
 Fund -- Class IB.............     2.15%     1,985,209    1.029983        2,044,731
Hartford Money Market HLS
 Fund -- Class IB.............     1.95%       880,322    1.032914          909,297
Hartford Money Market HLS
 Fund -- Class IA.............     1.10%         1,285    1.088774            1,400
Hartford Money Market HLS
 Fund -- Class IA.............     2.15%        93,844    1.095964          102,849
Hartford Money Market HLS
 Fund -- Class IB.............     1.70%       295,230    1.040702          307,247
Hartford Money Market HLS
 Fund -- Class IB.............     1.75%     4,931,662    1.038571        5,121,881
Hartford Money Market HLS
 Fund -- Class IB.............     2.05%       767,523    1.031840          791,961
Hartford Money Market HLS
 Fund -- Class IB.............     1.40%     2,114,722    1.121953        2,372,618
Hartford Money Market HLS
 Fund -- Class IB.............     1.60%     2,380,540    1.041177        2,478,563
Hartford Money Market HLS
 Fund -- Class IB.............     1.75%        20,431    1.035452           21,155

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Hartford Money Market HLS
 Fund -- Class IB.............     2.10%       377,027   $1.030327  $       388,461
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%   171,178,982    1.904922      326,082,610
Hartford Money Market HLS
 Fund -- Class IA.............     0.95%       133,479    1.094789          146,131
Hartford Money Market HLS
 Fund -- Class IA.............     1.50%    25,361,865    1.114573       28,267,650
Hartford Money Market HLS
 Fund -- Class IA.............     1.40%     5,305,657    1.891645       10,036,419
Hartford Money Market HLS
 Fund -- Class IA.............     0.80%     1,915,528    1.101718        2,110,372
Hartford Money Market HLS
 Fund -- Class IA.............     1.65%     1,493,988    1.107490        1,654,577
Hartford Money Market HLS
 Fund -- Class IB.............     1.45%    30,478,862    1.047138       31,915,575
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.45%    32,611,496    1.223935       39,914,351
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.60%     3,027,873    1.216930        3,684,710
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.40%        26,327    1.145846           30,167
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.65%     1,095,369    1.216790        1,332,834
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.80%    13,681,847    1.209847       16,552,942
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.45%       731,022    2.749321        2,009,813
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.70%       194,740    1.255500          244,496
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.60%     7,562,104    2.730177       20,645,881
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.00%       121,562    1.271727          154,593
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.85%     1,114,781    1.247531        1,390,724
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.15%     1,616,824    1.263744        2,043,252
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.65%     3,527,527    1.216790        4,292,260
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.80%    34,794,854    1.209847       42,096,449
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.15%       354,835    1.203854          427,170
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.00%     1,096,962    1.206423        1,323,401
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.15%     1,510,798    1.203854        1,818,780
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.95%     1,027,575    1.207278        1,240,568
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.95%     2,893,932    1.207278        3,493,780
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.00%       292,857    1.206423          353,310
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.80%       348,641    2.722440          949,155
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.95%       262,384    2.716651          712,805
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.35%         7,626    1.260154            9,610
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.20%        24,147    1.241352           29,975
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.30%        13,310    1.261050           16,784
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.75%       632,606    2.724362        1,723,446
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.00%        67,213    1.244892           83,673
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.10%        82,425    1.264161          104,199
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.15%        37,670    1.241771           46,778
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.60%       772,553    1.216930          940,143
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.40%     1,224,912    1.224347        1,499,717
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.70%       223,800    1.216376          272,224
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.75%     7,260,011    1.210261        8,786,508
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.05%       590,525    1.206015          712,182
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.75%        62,459    1.210261           75,591
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.10%       197,012    1.204260          237,253
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%    64,103,070    2.765417      177,271,721
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.95%       155,129    1.271140          197,191
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.50%    12,801,620    1.262872       16,166,807
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.40%     2,178,536    2.746177        5,982,645
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.80%     1,461,621    1.279188        1,869,687

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-34 ____________________________________

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.65%       425,151   $1.254850  $       533,501
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.45%    11,935,833    1.223935       14,608,684
Hartford Small Company HLS
 Fund -- Class IB.............     1.45%    41,657,505    0.630479       26,264,182
Hartford Small Company HLS
 Fund -- Class IB.............     1.60%     4,914,368    0.626857        3,080,606
Hartford Small Company HLS
 Fund -- Class IB.............     1.65%     3,314,289    0.626793        2,077,373
Hartford Small Company HLS
 Fund -- Class IB.............     1.80%    21,491,679    0.623195       13,393,507
Hartford Small Company HLS
 Fund -- Class IA.............     1.45%     2,266,804    1.710914        3,878,306
Hartford Small Company HLS
 Fund -- Class IA.............     1.70%       183,455    1.199051          219,971
Hartford Small Company HLS
 Fund -- Class IA.............     1.60%     9,266,896    1.698999       15,744,448
Hartford Small Company HLS
 Fund -- Class IA.............     1.00%       256,901    1.056393          271,389
Hartford Small Company HLS
 Fund -- Class IA.............     1.85%     1,666,748    1.191428        1,985,810
Hartford Small Company HLS
 Fund -- Class IA.............     1.15%     3,228,973    1.049746        3,389,601
Hartford Small Company HLS
 Fund -- Class IB.............     1.65%     8,932,640    0.626793        5,598,916
Hartford Small Company HLS
 Fund -- Class IB.............     1.80%    58,582,909    0.623195       36,508,576
Hartford Small Company HLS
 Fund -- Class IA.............     1.30%        18,471    1.047515           19,348
Hartford Small Company HLS
 Fund -- Class IA.............     1.75%       653,100    1.695391        1,107,260
Hartford Small Company HLS
 Fund -- Class IA.............     2.00%        46,992    1.188901           55,869
Hartford Small Company HLS
 Fund -- Class IA.............     1.80%       899,471    1.694194        1,523,878
Hartford Small Company HLS
 Fund -- Class IA.............     2.05%        16,398    1.188068           19,481
Hartford Small Company HLS
 Fund -- Class IA.............     1.95%       355,839    1.690580          601,575
Hartford Small Company HLS
 Fund -- Class IA.............     1.35%        37,392    1.046784           39,141
Hartford Small Company HLS
 Fund -- Class IA.............     2.20%        49,486    1.185537           58,668
Hartford Small Company HLS
 Fund -- Class IB.............     1.95%     5,066,955    0.621867        3,150,972
Hartford Small Company HLS
 Fund -- Class IB.............     2.00%       564,539    0.621425          350,818
Hartford Small Company HLS
 Fund -- Class IB.............     2.15%     1,067,943    0.620119          662,252
Hartford Small Company HLS
 Fund -- Class IB.............     2.00%     2,192,875    0.621425        1,362,707
Hartford Small Company HLS
 Fund -- Class IB.............     2.15%     2,044,720    0.620119        1,267,970
Hartford Small Company HLS
 Fund -- Class IB.............     1.95%     1,476,463    0.621867          918,164
Hartford Small Company HLS
 Fund -- Class IA.............     1.10%        45,269    1.050108           47,537
Hartford Small Company HLS
 Fund -- Class IA.............     2.15%        55,036    1.185929           65,269
Hartford Small Company HLS
 Fund -- Class IB.............     1.40%     1,279,626    1.203552        1,540,096
Hartford Small Company HLS
 Fund -- Class IB.............     1.70%       571,840    0.626582          358,304
Hartford Small Company HLS
 Fund -- Class IB.............     1.75%    16,679,014    0.625303       10,429,438
Hartford Small Company HLS
 Fund -- Class IB.............     2.05%     1,939,880    0.621226        1,205,104
Hartford Small Company HLS
 Fund -- Class IB.............     1.60%     4,028,689    0.626857        2,525,412
Hartford Small Company HLS
 Fund -- Class IB.............     1.75%       146,374    0.623399           91,250
Hartford Small Company HLS
 Fund -- Class IB.............     2.10%       417,568    0.620314          259,023
Hartford Small Company HLS
 Fund -- Class IA.............     0.95%       247,272    1.055903          261,095
Hartford Small Company HLS
 Fund -- Class IA.............     1.25%   207,964,721    1.720940      357,894,807
Hartford Small Company HLS
 Fund -- Class IA.............     1.50%    16,355,580    1.206069       19,725,958
Hartford Small Company HLS
 Fund -- Class IA.............     1.40%     7,250,823    1.708952       12,391,308
Hartford Small Company HLS
 Fund -- Class IA.............     0.80%     3,676,318    1.062582        3,906,390
Hartford Small Company HLS
 Fund -- Class IA.............     1.65%       505,706    1.198411          606,043
Hartford Small Company HLS
 Fund -- Class IB.............     1.45%    33,978,477    0.630479       21,422,716
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     0.80%       224,898    1.089679          245,067
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     0.95%       143,533    1.086956          156,014
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.00%        50,642    1.086049           54,999
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.15%     2,072,456    1.083317        2,245,127

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.25%    27,879,782   $1.081510  $    30,152,263
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.40%       853,157    1.078831          920,412
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.45%       797,928    1.077924          860,106
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.50%     8,800,936    1.077010        9,478,696
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.60%     7,987,722    1.075206        8,588,446
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.65%        79,268    1.074322           85,159
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.70%         2,788    1.073421            2,993
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.85%     1,389,274    1.070725        1,487,531
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.45%     9,263,174    1.078015        9,985,840
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.60%     1,806,926    1.075298        1,942,984
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.65%       706,195    1.074411          758,744
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.80%    27,649,004    1.071742       29,632,599
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.75%       929,225    1.072927          996,990
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.80%     1,722,871    1.072168        1,847,207
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.95%       254,497    1.069886          272,283
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.00%        54,632    1.068447           58,371
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.05%        23,041    1.067684           24,600
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.20%        43,261    1.065429           46,092
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.95%     2,499,044    1.069438        2,672,573
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.00%       867,091    1.068692          926,653
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.15%     1,214,401    1.066415        1,295,055
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.10%         1,316    1.083686            1,426
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.15%       837,296    1.065774          892,369
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.40%     1,153,018    1.078379        1,243,391
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.70%       290,704    1.074050          312,230
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.75%     9,051,482    1.072097        9,704,067
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.05%     1,319,444    1.068339        1,409,613
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.10%       431,891    1.066769          460,728
Hartford Stock HLS Fund --
 Class IB.....................     1.45%   118,578,831    0.772000       91,542,858
Hartford Stock HLS Fund --
 Class IB.....................     1.60%    16,581,914    0.767593       12,728,161
Hartford Stock HLS Fund --
 Class IA.....................     0.40%        25,578    0.859567           21,986
Hartford Stock HLS Fund --
 Class IB.....................     1.65%     9,798,660    0.767487        7,520,344
Hartford Stock HLS Fund --
 Class IB.....................     1.80%    49,164,596    0.763122       37,518,585
Hartford Stock HLS Fund --
 Class IA.....................     1.45%     4,784,734    5.303982       25,378,145
Hartford Stock HLS Fund --
 Class IA.....................     1.70%     1,300,704    0.895298        1,164,517
Hartford Stock HLS Fund --
 Class IA.....................     1.60%    11,110,822    5.267024       58,520,967
Hartford Stock HLS Fund --
 Class IA.....................     1.00%     4,133,374    0.855599        3,536,511
Hartford Stock HLS Fund --
 Class IA.....................     1.85%     5,544,548    0.889596        4,932,407
Hartford Stock HLS Fund --
 Class IA.....................     1.15%    21,944,367    0.850189       18,656,860
Hartford Stock HLS Fund --
 Class IB.....................     1.65%    24,469,243    0.767487       18,779,826
Hartford Stock HLS Fund --
 Class IB.....................     1.80%   127,472,385    0.763122       97,276,981
Hartford Stock HLS Fund --
 Class IB.....................     2.15%     6,022,806    0.759345        4,573,388
Hartford Stock HLS Fund --
 Class IB.....................     1.95%     3,381,993    0.761499        2,575,384
Hartford Stock HLS Fund --
 Class IB.....................     1.95%    10,963,817    0.761499        8,348,936
Hartford Stock HLS Fund --
 Class IB.....................     2.00%     2,897,384    0.760952        2,204,770
Hartford Stock HLS Fund --
 Class IB.....................     2.15%     1,685,055    0.759345        1,279,538
Hartford Stock HLS Fund --
 Class IB.....................     2.00%     5,257,425    0.760952        4,000,648
Hartford Stock HLS Fund --
 Class IA.....................     1.80%     1,198,849    5.252079        6,296,449

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-36 ____________________________________

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Hartford Stock HLS Fund --
 Class IA.....................     2.05%        95,510   $0.887085  $        84,726
Hartford Stock HLS Fund --
 Class IA.....................     1.95%       359,773    5.240932        1,885,544
Hartford Stock HLS Fund --
 Class IA.....................     1.35%       212,934    0.847782          180,522
Hartford Stock HLS Fund --
 Class IA.....................     2.20%        51,081    0.885188           45,216
Hartford Stock HLS Fund --
 Class IA.....................     1.30%       376,479    0.848395          319,403
Hartford Stock HLS Fund --
 Class IA.....................     1.75%       882,015    5.255817        4,635,708
Hartford Stock HLS Fund --
 Class IA.....................     2.00%       433,226    0.887709          384,578
Hartford Stock HLS Fund --
 Class IA.....................     2.15%       327,217    0.885479          289,744
Hartford Stock HLS Fund --
 Class IA.....................     1.10%       766,358    0.850481          651,773
Hartford Stock HLS Fund --
 Class IB.....................     1.40%     4,109,503    0.984211        4,044,618
Hartford Stock HLS Fund --
 Class IB.....................     1.70%       835,204    0.767225          640,789
Hartford Stock HLS Fund --
 Class IB.....................     1.75%    33,193,373    0.765679       25,415,469
Hartford Stock HLS Fund --
 Class IB.....................     2.05%     6,486,906    0.760699        4,934,583
Hartford Stock HLS Fund --
 Class IB.....................     1.60%    10,715,474    0.767593        8,225,123
Hartford Stock HLS Fund --
 Class IB.....................     1.75%       718,435    0.763371          548,432
Hartford Stock HLS Fund --
 Class IB.....................     2.10%     1,480,849    0.759589        1,124,837
Hartford Stock HLS Fund --
 Class IA.....................     1.25%   465,306,349    5.335088    2,482,450,320
Hartford Stock HLS Fund --
 Class IA.....................     0.95%     4,532,076    0.855180        3,875,741
Hartford Stock HLS Fund --
 Class IA.....................     1.50%    76,669,203    0.900541       69,043,761
Hartford Stock HLS Fund --
 Class IA.....................     1.40%    12,885,919    5.297915       68,268,503
Hartford Stock HLS Fund --
 Class IA.....................     0.80%    53,079,457    0.860623       45,681,402
Hartford Stock HLS Fund --
 Class IA.....................     1.65%     4,661,844    0.894817        4,171,497
Hartford Stock HLS Fund --
 Class IB.....................     1.45%    75,867,102    0.772000       58,569,403
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     0.40%        65,824    1.097111           72,217
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     0.80%     2,039,232    1.089805        2,222,365
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     0.95%       154,707    1.087074          168,178
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.00%        45,628    1.086165           49,559
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.15%     3,657,122    1.083443        3,962,283
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.25%   115,520,029    1.081638      124,950,854
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.40%     3,939,957    1.078918        4,250,891
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.45%     1,759,980    1.078029        1,897,309
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.50%    16,442,500    1.077128       17,710,677
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.60%    27,228,370    1.075324       29,279,319
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.65%       393,232    1.074434          422,502
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.70%        86,770    1.073541           93,151
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.85%     2,797,743    1.070855        2,995,977
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.45%    46,579,827    1.073938       50,023,846
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.60%     3,935,192    1.071249        4,215,571
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.65%     4,882,520    1.070343        5,225,971
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.80%    84,033,753    1.067662       89,719,646
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.20%        97,817    1.065542          104,228
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.95%     6,115,676    1.065388        6,515,568
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.00%     2,997,496    1.064652        3,191,290
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.15%     3,430,260    1.062371        3,644,209
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.30%        22,384    1.081145           24,201
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.75%     1,749,842    1.073039        1,877,649
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.80%     1,661,829    1.072282        1,781,949
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.95%       584,343    1.069999          625,247

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.00%     1,140,733   $1.068579  $     1,218,964
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.05%        23,848    1.067811           25,465
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.10%        43,768    1.083805           47,436
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.15%        71,085    1.065908           75,770
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.40%     2,116,089    1.074296        2,273,306
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.70%       274,198    1.069988          293,388
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.75%    13,879,386    1.068019       14,823,448
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.05%     1,180,555    1.064291        1,256,454
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.10%       383,844    1.062729          407,922
Hartford Value HLS Fund --
 Class IA.....................     0.95%       432,624    0.978321          423,245
Hartford Value HLS Fund --
 Class IA.....................     1.00%       314,287    0.977019          307,064
Hartford Value HLS Fund --
 Class IA.....................     1.15%     2,288,294    0.973129        2,226,805
Hartford Value HLS Fund --
 Class IA.....................     0.80%     3,076,785    0.982249        3,022,169
Hartford Value HLS Fund --
 Class IA.....................     1.25%    54,846,545    0.970529       53,230,162
Hartford Value HLS Fund --
 Class IA.....................     1.40%     2,651,102    0.966629        2,562,632
Hartford Value HLS Fund --
 Class IA.....................     1.45%     2,151,289    0.965362        2,076,773
Hartford Value HLS Fund --
 Class IA.....................     1.50%     7,938,883    0.964063        7,653,583
Hartford Value HLS Fund --
 Class IA.....................     1.60%    10,935,800    0.961501       10,514,782
Hartford Value HLS Fund --
 Class IA.....................     1.65%       331,131    0.960223          317,960
Hartford Value HLS Fund --
 Class IA.....................     1.70%       145,869    0.958936          139,879
Hartford Value HLS Fund --
 Class IA.....................     1.85%     1,178,863    0.955109        1,125,943
Hartford Value HLS Fund --
 Class IB.....................     1.45%    27,361,739    0.959675       26,258,377
Hartford Value HLS Fund --
 Class IB.....................     1.60%     2,141,995    0.955846        2,047,417
Hartford Value HLS Fund --
 Class IB.....................     1.65%     5,051,297    0.954566        4,821,796
Hartford Value HLS Fund --
 Class IB.....................     1.80%    37,853,461    0.950753       35,989,292
Hartford Value HLS Fund --
 Class IA.....................     1.75%       344,830    0.959458          330,850
Hartford Value HLS Fund --
 Class IA.....................     1.80%       573,623    0.958773          549,974
Hartford Value HLS Fund --
 Class IA.....................     1.95%       278,959    0.956738          266,891
Hartford Value HLS Fund --
 Class IA.....................     2.00%       204,319    0.953064          194,729
Hartford Value HLS Fund --
 Class IA.....................     2.05%        15,813    0.952395           15,060
Hartford Value HLS Fund --
 Class IA.....................     2.20%        51,218    0.950372           48,677
Hartford Value HLS Fund --
 Class IB.....................     1.95%     3,193,644    0.948736        3,029,925
Hartford Value HLS Fund --
 Class IB.....................     2.00%     1,058,748    0.948060        1,003,757
Hartford Value HLS Fund --
 Class IB.....................     2.15%       671,761    0.946054          635,522
Hartford Value HLS Fund --
 Class IA.....................     1.10%        40,533    0.973449           39,456
Hartford Value HLS Fund --
 Class IA.....................     2.15%        83,462    0.950690           79,347
Hartford Value HLS Fund --
 Class IB.....................     1.40%     1,505,169    0.959999        1,444,960
Hartford Value HLS Fund --
 Class IB.....................     1.70%       313,169    0.954258          298,844
Hartford Value HLS Fund --
 Class IB.....................     1.75%     7,039,511    0.951083        6,695,159
Hartford Value HLS Fund --
 Class IB.....................     2.05%       893,897    0.947744          847,185
Hartford Value HLS Fund --
 Class IB.....................     2.10%       368,642    0.946373          348,873
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.15%       857,937    1.118843          959,897
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.25%    12,917,224    1.116996       14,428,487
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.40%       620,163    1.114206          690,989
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.45%       386,043    1.113287          429,777
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.50%     3,796,428    1.112332        4,222,888
Hartford Value Opportunities
 HLS Fund -- Class IA.........     0.80%       152,768    1.125434          171,930
Hartford Value Opportunities
 HLS Fund -- Class IA.........     0.95%         6,463    1.122612            7,255

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-38 ____________________________________

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.00%        21,597   $1.121669  $        24,224
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.60%     4,139,679    1.110493        4,597,085
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.65%       177,278    1.109553          196,700
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.85%     1,031,903    1.105852        1,141,132
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.45%     4,545,943    1.108704        5,040,106
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.60%       817,358    1.105930          903,941
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.65%       432,905    1.104998          478,359
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.80%    11,353,022    1.102253       12,513,903
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.00%       377,692    1.099128          415,132
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.15%       992,023    1.096794        1,088,045
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.75%       288,696    1.108132          319,913
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.80%       610,858    1.107332          676,423
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.95%       203,874    1.105001          225,280
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.00%       100,631    1.103509          111,047
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.05%        13,955    1.102725           15,388
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.20%        41,721    1.100381           45,909
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.95%     1,042,892    1.099905        1,147,082
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.40%       528,837    1.109080          586,523
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.70%        81,191    1.104625           89,685
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.75%     3,997,558    1.102613        4,407,759
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.05%       732,811    1.098747          805,174
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.10%         4,368    1.119220            4,889
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.15%        90,133    1.100753           99,214
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.10%       142,856    1.097152          156,735
Hartford Equity Income HLS
 Fund -- Class IA.............     2.05%        11,352    1.072927           12,179
Hartford Equity Income HLS
 Fund -- Class IA.............     2.15%         7,893    1.072753            8,467
Hartford Equity Income HLS
 Fund -- Class IA.............     0.80%       138,594    1.075091          149,001
Hartford Equity Income HLS
 Fund -- Class IA.............     0.95%        66,943    1.074830           71,952
Hartford Equity Income HLS
 Fund -- Class IA.............     1.00%         5,737    1.074747            6,166
Hartford Equity Income HLS
 Fund -- Class IA.............     1.10%        23,930    1.074571           25,715
Hartford Equity Income HLS
 Fund -- Class IA.............     1.15%       379,840    1.074486          408,133
Hartford Equity Income HLS
 Fund -- Class IA.............     1.25%     1,894,351    1.074311        2,035,122
Hartford Equity Income HLS
 Fund -- Class IA.............     1.35%         2,319    1.074138            2,491
Hartford Equity Income HLS
 Fund -- Class IA.............     1.40%        65,906    1.074053           70,787
Hartford Equity Income HLS
 Fund -- Class IA.............     1.45%        44,663    1.073963           47,967
Hartford Equity Income HLS
 Fund -- Class IA.............     1.50%       464,688    1.073878          499,017
Hartford Equity Income HLS
 Fund -- Class IA.............     1.60%        75,614    1.073705           81,187
Hartford Equity Income HLS
 Fund -- Class IA.............     1.65%        10,004    1.073615           10,740
Hartford Equity Income HLS
 Fund -- Class IA.............     1.80%       290,155    1.073359          311,441
Hartford Equity Income HLS
 Fund -- Class IA.............     1.85%        57,083    1.073268           61,266
Hartford Equity Income HLS
 Fund -- Class IB.............     1.40%       113,231    1.073452          121,548
Hartford Equity Income HLS
 Fund -- Class IB.............     1.45%       122,888    1.073367          131,904
Hartford Equity Income HLS
 Fund -- Class IB.............     1.60%         5,251    1.073105            5,635
Hartford Equity Income HLS
 Fund -- Class IB.............     1.65%        23,576    1.073017           25,297
Hartford Equity Income HLS
 Fund -- Class IB.............     1.70%        46,620    1.072936           50,020
Hartford Equity Income HLS
 Fund -- Class IB.............     1.75%       381,383    1.072844          409,164
Hartford Equity Income HLS
 Fund -- Class IB.............     1.80%       524,648    1.072758          562,821
Hartford Equity Income HLS
 Fund -- Class IB.............     2.00%         8,661    1.072411            9,288

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Hartford Equity Income HLS
 Fund -- Class IB.............     2.05%         5,755   $1.072329  $         6,172
Hartford Equity Income HLS
 Fund -- Class IB.............     2.10%        25,427    1.072237           27,264
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.25%       614,675    0.750243          461,156
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.40%       196,226    0.745558          146,298
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.45%       298,390    0.745866          222,559
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.60%        81,664    0.741204           60,529
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.80%       149,999    0.946792          142,018
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.95%        86,454    0.737522           63,762
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     2.00%        26,659    0.944096           25,168
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     2.15%        11,870    0.942094           11,183
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.25%     1,309,622    0.827154        1,083,259
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.40%       204,273    0.821986          167,909
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.45%       314,047    0.822285          258,236
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.60%       422,658    0.817180          345,388
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.80%     1,083,773    1.001220        1,085,095
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.95%       617,338    0.813131          501,977
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     2.00%       104,134    0.998377          103,965
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     2.15%       263,758    0.996266          262,773
Jennison 20/20 Focus
 Portfolio -- Class II........     1.45%        61,536    0.925485           56,951
Jennison 20/20 Focus
 Portfolio -- Class II........     1.65%        40,637    0.939158           38,165
Jennison 20/20 Focus
 Portfolio -- Class II........     1.80%       159,088    0.935164          148,773
Jennison 20/20 Focus
 Portfolio -- Class II........     1.95%        30,487    0.916041           27,927
Jennison Portfolio --
 Class II.....................     1.45%       220,306    0.544644          119,988
Jennison Portfolio --
 Class II.....................     1.60%       221,381    0.541773          119,938
Jennison Portfolio --
 Class II.....................     1.65%        54,416    0.772650           42,045
Jennison Portfolio --
 Class II.....................     1.80%       566,591    0.769383          435,925
Jennison Portfolio --
 Class II.....................     1.95%        95,397    0.539105           51,429
Jennison Portfolio --
 Class II.....................     2.15%        45,074    0.765556           34,507
Prudential Value Portfolio --
 Class II.....................     1.80%       400,938    0.898114          360,087
Prudential Value Portfolio --
 Class II.....................     1.45%       220,087    0.906539          199,517
Prudential Value Portfolio --
 Class II.....................     1.60%         6,026    0.902902            5,441
Prudential Value Portfolio --
 Class II.....................     1.65%        17,040    0.901700           15,365
Prudential Value Portfolio --
 Class II.....................     1.95%         9,366    0.898432            8,415
SP Jennison International
 Growth Portfolio --
 Class II.....................     1.45%           745    0.770623              574
SP Jennison International
 Growth Portfolio --
 Class II.....................     1.60%         8,357    0.767537            6,414
SP Jennison International
 Growth Portfolio --
 Class II.....................     1.80%       368,986    0.763449          281,703
SP Jennison International
 Growth Portfolio --
 Class II.....................     2.15%        18,429    0.759647           13,999
SP Jennison International
 Growth Portfolio --
 Class II.....................     1.95%        13,433    0.763732           10,259
Wells Fargo Asset Allocation
 Fund.........................     1.25%       417,160    1.070972          446,767
Wells Fargo Asset Allocation
 Fund.........................     1.40%       239,869    1.067502          256,061
Wells Fargo Asset Allocation
 Fund.........................     1.45%     3,515,346    1.066358        3,748,617
Wells Fargo Asset Allocation
 Fund.........................     1.60%     1,638,996    1.062886        1,742,066
Wells Fargo Asset Allocation
 Fund.........................     1.65%       452,398    1.061737          480,328
Wells Fargo Asset Allocation
 Fund.........................     1.80%    12,470,579    1.058281       13,197,378
Wells Fargo Asset Allocation
 Fund.........................     1.75%     8,140,643    1.060639        8,634,284
Wells Fargo Asset Allocation
 Fund.........................     1.95%        29,979    1.057634           31,707
Wells Fargo Asset Allocation
 Fund.........................     2.00%       561,944    1.055294          593,016
Wells Fargo Asset Allocation
 Fund.........................     2.15%       784,006    1.053054          825,601

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-40 ____________________________________

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Wells Fargo Asset Allocation
 Fund.........................     1.15%         3,384   $1.071693  $         3,626
Wells Fargo Asset Allocation
 Fund.........................     1.50%       880,659    1.065995          938,778
Wells Fargo Asset Allocation
 Fund.........................     1.70%        24,186    1.061382           25,670
Wells Fargo Asset Allocation
 Fund.........................     2.05%       119,419    1.054934          125,979
Wells Fargo Total Return Bond
 Fund.........................     1.25%       247,031    1.121363          277,011
Wells Fargo Total Return Bond
 Fund.........................     1.40%       326,750    1.117731          365,219
Wells Fargo Total Return Bond
 Fund.........................     1.45%     1,722,167    1.116509        1,922,815
Wells Fargo Total Return Bond
 Fund.........................     1.60%       206,455    1.112867          229,757
Wells Fargo Total Return Bond
 Fund.........................     1.65%         6,118    1.111675            6,801
Wells Fargo Total Return Bond
 Fund.........................     1.80%     3,607,397    1.108084        3,997,299
Wells Fargo Total Return Bond
 Fund.........................     1.75%     2,619,031    1.110522        2,908,492
Wells Fargo Total Return Bond
 Fund.........................     1.95%       184,334    1.107367          204,126
Wells Fargo Total Return Bond
 Fund.........................     2.00%       272,319    1.104944          300,898
Wells Fargo Total Return Bond
 Fund.........................     2.15%       306,516    1.102596          337,963
Wells Fargo Total Return Bond
 Fund.........................     1.15%        43,687    1.122119           49,022
Wells Fargo Total Return Bond
 Fund.........................     1.50%       257,657    1.116138          287,581
Wells Fargo Total Return Bond
 Fund.........................     1.70%        20,017    1.111298           22,244
Wells Fargo Total Return Bond
 Fund.........................     2.05%       161,697    1.104570          178,606
Wells Fargo Equity Income
 Fund.........................     1.25%        89,354    1.057262           94,471
Wells Fargo Equity Income
 Fund.........................     1.40%       199,557    1.053840          210,302
Wells Fargo Equity Income
 Fund.........................     1.45%     1,403,527    1.052697        1,477,489
Wells Fargo Equity Income
 Fund.........................     1.60%       264,254    1.049287          277,279
Wells Fargo Equity Income
 Fund.........................     1.65%        70,890    1.048163           74,304
Wells Fargo Equity Income
 Fund.........................     1.80%     6,400,726    1.044743        6,687,113
Wells Fargo Equity Income
 Fund.........................     1.75%     2,722,847    1.047055        2,850,970
Wells Fargo Equity Income
 Fund.........................     1.95%        65,998    1.044095           68,908
Wells Fargo Equity Income
 Fund.........................     2.00%       167,299    1.041781          174,289
Wells Fargo Equity Income
 Fund.........................     2.15%        95,511    1.039584           99,292
Wells Fargo Equity Income
 Fund.........................     1.70%        26,549    1.047810           27,818
Wells Fargo Equity Income
 Fund.........................     2.05%        24,835    1.041435           25,864
Wells Fargo Equity Income
 Fund.........................     1.15%        35,587    1.057980           37,650
Wells Fargo Equity Income
 Fund.........................     1.50%       336,431    1.052349          354,043
Wells Fargo Equity Value
 Fund.........................     1.25%       229,232    0.986725          226,188
Wells Fargo Equity Value
 Fund.........................     1.40%        43,609    0.983514           42,890
Wells Fargo Equity Value
 Fund.........................     1.45%       587,883    0.982459          577,572
Wells Fargo Equity Value
 Fund.........................     1.60%        14,689    0.979274           14,385
Wells Fargo Equity Value
 Fund.........................     1.65%       165,037    0.978211          161,441
Wells Fargo Equity Value
 Fund.........................     1.80%       441,141    0.975030          430,127
Wells Fargo Equity Value
 Fund.........................     1.75%       260,776    0.977197          254,830
Wells Fargo Equity Value
 Fund.........................     1.95%        28,918    0.974423           28,178
Wells Fargo Equity Value
 Fund.........................     2.00%       223,685    0.972263          217,480
Wells Fargo Equity Value
 Fund.........................     1.50%        25,057    0.982123           24,609
Wells Fargo Equity Value
 Fund.........................     2.05%        37,452    0.971940           36,401
Wells Fargo Growth Fund.......     1.25%        34,897    0.954392           33,305
Wells Fargo Growth Fund.......     1.45%       127,761    0.950255          121,405
Wells Fargo Growth Fund.......     1.60%         6,885    0.947166            6,521
Wells Fargo Growth Fund.......     1.80%       317,799    0.943071          299,708
Wells Fargo Growth Fund.......     1.75%       269,199    0.945146          254,432

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Wells Fargo Growth Fund.......     1.95%         2,928   $0.942493  $         2,760
Wells Fargo Growth Fund.......     1.50%        49,571    0.949931           47,089
Wells Fargo Growth Fund.......     2.05%         3,576    0.940077            3,362
Wells Fargo International
 Equity Fund..................     1.25%       153,066    1.043278          159,690
Wells Fargo International
 Equity Fund..................     1.40%        39,742    1.039892           41,327
Wells Fargo International
 Equity Fund..................     1.45%       255,025    1.038765          264,911
Wells Fargo International
 Equity Fund..................     1.60%        67,012    1.035406           69,385
Wells Fargo International
 Equity Fund..................     1.65%        21,497    1.034279           22,233
Wells Fargo International
 Equity Fund..................     1.80%     1,434,613    1.030932        1,478,987
Wells Fargo International
 Equity Fund..................     1.75%       288,976    1.033194          298,569
Wells Fargo International
 Equity Fund..................     1.95%        14,385    1.030268           14,820
Wells Fargo International
 Equity Fund..................     2.00%        63,589    1.028002           65,369
Wells Fargo International
 Equity Fund..................     2.15%         1,477    1.025816            1,515
Wells Fargo International
 Equity Fund..................     1.15%         3,398    1.043964            3,548
Wells Fargo International
 Equity Fund..................     1.50%        53,572    1.038417           55,630
Wells Fargo International
 Equity Fund..................     1.70%         2,108    1.033934            2,180
Wells Fargo International
 Equity Fund..................     2.05%         4,703    1.027669            4,833
Wells Fargo Large Company
 Growth Fund..................     1.25%       221,242    1.000025          221,247
Wells Fargo Large Company
 Growth Fund..................     1.40%       266,167    0.996757          265,303
Wells Fargo Large Company
 Growth Fund..................     1.45%     2,732,221    0.995694        2,720,456
Wells Fargo Large Company
 Growth Fund..................     1.60%       523,671    0.992463          519,724
Wells Fargo Large Company
 Growth Fund..................     1.65%       169,653    0.991373          168,190
Wells Fargo Large Company
 Growth Fund..................     1.80%    10,403,644    0.988159       10,280,454
Wells Fargo Large Company
 Growth Fund..................     1.75%     4,752,061    0.990350        4,706,203
Wells Fargo Large Company
 Growth Fund..................     1.95%       163,543    0.987546          161,506
Wells Fargo Large Company
 Growth Fund..................     2.00%       581,159    0.985362          572,652
Wells Fargo Large Company
 Growth Fund..................     2.15%        91,949    0.983280           90,412
Wells Fargo Large Company
 Growth Fund..................     1.15%        39,960    1.000693           39,988
Wells Fargo Large Company
 Growth Fund..................     1.50%       416,003    0.995359          414,073
Wells Fargo Large Company
 Growth Fund..................     1.70%        54,741    0.991033           54,250
Wells Fargo Large Company
 Growth Fund..................     2.05%        12,405    0.985036           12,220
Wells Fargo Money Market
 Fund.........................     1.25%        79,491    0.993722           78,992
Wells Fargo Money Market
 Fund.........................     1.40%         8,470    0.990493            8,389
Wells Fargo Money Market
 Fund.........................     1.45%     2,723,406    0.989400        2,694,537
Wells Fargo Money Market
 Fund.........................     1.60%        45,577    0.986193           44,948
Wells Fargo Money Market
 Fund.........................     1.65%       293,778    0.985139          289,412
Wells Fargo Money Market
 Fund.........................     1.80%     1,425,667    0.981946        1,399,928
Wells Fargo Money Market
 Fund.........................     1.75%       483,565    0.984100          475,876
Wells Fargo Money Market
 Fund.........................     1.95%         6,998    0.981325            6,868
Wells Fargo Money Market
 Fund.........................     2.00%        42,725    0.979152           41,835
Wells Fargo Money Market
 Fund.........................     2.15%        78,870    0.977074           77,062
Wells Fargo Money Market
 Fund.........................     1.15%        19,943    0.994392           19,831
Wells Fargo Money Market
 Fund.........................     1.50%        11,878    0.989080           11,749
Wells Fargo Small Cap Growth
 Fund.........................     1.25%        18,096    0.990501           17,924
Wells Fargo Small Cap Growth
 Fund.........................     1.40%        62,413    0.987286           61,620
Wells Fargo Small Cap Growth
 Fund.........................     1.45%       655,282    0.986223          646,254
Wells Fargo Small Cap Growth
 Fund.........................     1.60%        41,549    0.983016           40,843
Wells Fargo Small Cap Growth
 Fund.........................     1.65%        61,344    0.981947           60,237

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-42 ____________________________________

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Wells Fargo Small Cap Growth
 Fund.........................     1.80%     1,374,748   $0.978763  $     1,345,553
Wells Fargo Small Cap Growth
 Fund.........................     1.75%       358,750    0.980929          351,908
Wells Fargo Small Cap Growth
 Fund.........................     1.95%        44,306    0.978146           43,338
Wells Fargo Small Cap Growth
 Fund.........................     2.00%        24,587    0.975992           23,997
Wells Fargo Small Cap Growth
 Fund.........................     2.15%         1,666    0.973914            1,623
Wells Fargo Small Cap Growth
 Fund.........................     1.15%         3,502    0.991168            3,471
Wells Fargo Small Cap Growth
 Fund.........................     1.50%        34,497    0.985894           34,011
Wells Fargo Small Cap Growth
 Fund.........................     2.05%         7,211    0.975657            7,035
                                                                    ---------------
    SUB-TOTAL.................                                      $26,374,436,821
                                                                    ---------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
Evergreen VA Growth Fund --
 Class 1......................     1.25%         1,561    1.109393            1,731
First American International
 Portfolio -- Class IA........     1.25%         5,183    0.648952            3,363
First American Large Cap
 Growth Portfolio --
 Class IA.....................     1.25%         2,635    0.465209            1,226
First American Technology
 Portfolio -- Class IA........     1.25%         2,974    0.223737              665
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%     3,981,801    4.417174       17,588,307
Hartford Advisers HLS Fund --
 Class IA.....................     0.80%         9,813    1.014903            9,959
Hartford Advisers HLS Fund --
 Class IB.....................     1.45%       106,743    0.933334           99,627
Hartford Bond HLS Fund --
 Class IA.....................     1.25%     1,011,705    3.002676        3,037,822
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%     1,318,788    8.596106       11,336,441
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.80%         7,868    1.442505           11,350
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.45%        58,259    0.963764           56,148
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%     2,076,829    2.830792        5,879,070
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.80%         9,897    1.193686           11,814
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.45%         3,672    1.184349            4,349
Hartford Focus HLS Fund --
 Class IA.....................     1.25%        59,245    0.972862           57,637
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.25%       485,854    1.664429          808,669
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.45%        11,609    0.891635           10,351
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.25%        12,243    0.981208           12,013
Hartford Global Health HLS
 Fund -- Class IA.............     1.25%       129,886    1.586593          206,076
Hartford Global Health HLS
 Fund -- Class IB.............     1.45%         3,198    1.562880            4,997
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.25%       632,755    1.571257          994,220
Hartford Global Leaders HLS
 Fund -- Class IA.............     0.80%         8,096    1.060196            8,584
Hartford Global Technology HLS
 Fund -- Class IA.............     1.25%       151,448    0.457960           69,357
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.25%       937,468    1.139354        1,068,108
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.45%         4,625    0.818046            3,784
Hartford Growth HLS Fund --
 Class IA.....................     1.25%        48,522    1.125967           54,634
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.25%        21,687    1.090977           23,660
Hartford High Yield HLS
 Fund -- Class IA.............     1.25%       573,903    1.211312          695,176
Hartford High Yield HLS
 Fund -- Class IB.............     1.45%         9,383    1.128876           10,592
Hartford Index HLS Fund --
 Class IA.....................     1.25%       454,361    4.206054        1,911,066
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.25%       108,853    1.041891          113,413
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.25%        72,953    1.326433           96,767
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%       848,788    1.586746        1,346,812
Hartford MidCap HLS Fund --
 Class IA.....................     1.25%       806,524    2.791258        2,251,216
Hartford MidCap HLS Fund --
 Class IB.....................     1.45%         4,568    1.104402            5,044
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.25%       379,126    1.205275          456,951

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*       LIABILITY
                                --------  -------------  ---------  ---------------
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.45%         7,055   $1.191844  $         8,409
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%       811,936    1.904922        1,546,676
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%       406,986    2.765417        1,125,486
Hartford Small Company HLS
 Fund -- Class IA.............     1.25%       772,434    1.720940        1,329,313
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.25%        53,990    1.081510           58,390
Hartford Stock HLS Fund --
 Class IA.....................     1.25%     2,076,902    5.335088       11,080,453
Hartford Stock HLS Fund --
 Class IA.....................     0.80%         9,333    0.860623            8,032
Hartford Stock HLS Fund --
 Class IB.....................     1.45%        39,296    0.772000           30,337
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.25%       162,025    1.081638          175,253
Hartford Value HLS Fund --
 Class IA.....................     1.25%        81,831    0.970529           79,420
Hartford Value HLS Fund --
 Class IB.....................     1.45%         8,503    0.959675            8,160
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.25%        42,964    1.116996           47,990
Wells Fargo Equity Income
 Fund.........................     1.25%       111,977    1.057262          118,389
Wells Fargo Asset Allocation
 Fund.........................     1.25%       107,472    1.070972          115,099
Wells Fargo Large Company
 Growth Fund..................     1.25%       115,078    1.000025          115,081
                                                                    ---------------
    SUB-TOTAL.................                                      $    64,097,487
                                                                    ---------------
GRAND TOTAL...................                                      $26,438,534,308
                                                                    ===============

  *  Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-44 ____________________________________

                      This page intentionally left blank.

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                            EVERGREEN VA     EVERGREEN VA    EVERGREEN VA
                           FOUNDATION FUND       FUND        GROWTH FUND
                             SUB-ACCOUNT    SUB-ACCOUNT (A)  SUB-ACCOUNT
                           ---------------  ---------------  ------------
INVESTMENT INCOME:
  Dividends..............     $ 47,664         $      29       $ --
                              --------         ---------       --------
EXPENSE:
  Mortality and expense
   undertakings..........      (27,566)             (789)       (14,026)
                              --------         ---------       --------
    Net investment income
     (loss)..............       20,098              (760)       (14,026)
                              --------         ---------       --------
CAPITAL GAINS INCOME.....      --                --              --
                              --------         ---------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       11,512                 3            522
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      196,427            14,164        305,807
                              --------         ---------       --------
    Net gain (loss) on
     investments.........      207,939            14,167        306,329
                              --------         ---------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $228,037         $  13,407       $292,303
                              ========         =========       ========

(a)  From inception, April 30, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                            EVERGREEN VA                   EVERGREEN VA    EVERGREEN VA   EVERGREEN VA    FIRST AMERICAN
                            INTERNATIONAL   EVERGREEN VA      SPECIAL        SPECIAL       GROWTH AND     INTERNATIONAL
                             EQUITY FUND     OMEGA FUND     VALUES FUND    EQUITY FUND     INCOME FUND      PORTFOLIO
                           SUB-ACCOUNT (B)  SUB-ACCOUNT   SUB-ACCOUNT (C)  SUB-ACCOUNT   SUB-ACCOUNT (D)   SUB-ACCOUNT
                           ---------------  ------------  ---------------  ------------  ---------------  --------------
INVESTMENT INCOME:
  Dividends..............     $ 22,636        $ --           $  1,630        $--            $  59,763        $ 16,858
                              --------        --------       --------        -------        ---------        --------
EXPENSE:
  Mortality and expense
   undertakings..........      (23,572)        (26,965)       (14,872)        (3,720)         (27,227)        (17,773)
                              --------        --------       --------        -------        ---------        --------
    Net investment income
     (loss)..............         (936)        (26,965)       (13,242)        (3,720)          32,536            (915)
                              --------        --------       --------        -------        ---------        --------
CAPITAL GAINS INCOME.....      --               --            --              --              --              --
                              --------        --------       --------        -------        ---------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (70,544)         (2,701)           653          3,712         (118,400)        (11,165)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      513,123         565,606        295,328         86,448          396,420         436,072
                              --------        --------       --------        -------        ---------        --------
    Net gain (loss) on
     investments.........      442,579         562,905        295,981         90,160          278,020         424,907
                              --------        --------       --------        -------        ---------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $441,643        $535,940       $282,739        $86,440        $ 310,556        $423,992
                              ========        ========       ========        =======        =========        ========

                            FIRST AMERICAN
                              LARGE CAP
                           GROWTH PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............      $  2,872
                               --------
EXPENSE:
  Mortality and expense
   undertakings..........       (20,755)
                               --------
    Net investment income
     (loss)..............       (17,883)
                               --------
CAPITAL GAINS INCOME.....       --
                               --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (4,139)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       329,008
                               --------
    Net gain (loss) on
     investments.........       324,869
                               --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $306,986
                               ========

(b) Formerly Evergreen VA International Growth Fund Sub-Account. Change effective June 12, 2003.
(c) Formerly Evergreen VA Small Cap Value Fund Sub-Account. Change effective July 10, 2003.
(d) Evergreen VA Capital Growth Fund merged with Evergreen VA Growth and Income Fund Sub-Account. Change effective December 5, 2003.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            FIRST AMERICAN    FIRST AMERICAN   FIRST AMERICAN
                               MID CAP          SMALL CAP        TECHNOLOGY
                           GROWTH PORTFOLIO  GROWTH PORTFOLIO    PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  ----------------  --------------
INVESTMENT INCOME:
  Dividends..............      $--               $--              $--
                               --------          --------         --------
EXPENSE:
  Mortality and expense
   undertakings..........       (10,711)          (10,676)         (16,529)
                               --------          --------         --------
    Net investment income
     (loss)..............       (10,711)          (10,676)         (16,529)
                               --------          --------         --------
CAPITAL GAINS INCOME.....       --                --               --
                               --------          --------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         5,634             5,214           (6,543)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       208,577           333,211          518,502
                               --------          --------         --------
    Net gain (loss) on
     investments.........       214,211           338,425          511,959
                               --------          --------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $203,500          $327,749         $495,430
                               ========          ========         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                              HARTFORD                     HARTFORD CAPITAL  HARTFORD DIVIDEND                     HARTFORD
                              ADVISERS      HARTFORD BOND    APPRECIATION       AND GROWTH      HARTFORD FOCUS  GLOBAL ADVISERS
                              HLS FUND        HLS FUND         HLS FUND          HLS FUND          HLS FUND        HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  -------------  ----------------  -----------------  --------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $ 129,279,519   $ 54,522,104    $   25,376,437     $ 37,654,489      $   126,935      $ 1,720,282
                            -------------   ------------    --------------     ------------      -----------      -----------
EXPENSE:
  Mortality and expense
   undertakings..........     (68,309,492)   (17,905,618)      (54,443,003)     (30,852,306)        (762,430)      (2,754,229)
                            -------------   ------------    --------------     ------------      -----------      -----------
    Net investment income
     (loss)..............      60,970,027     36,616,486       (29,066,566)       6,802,183         (635,495)      (1,033,947)
                            -------------   ------------    --------------     ------------      -----------      -----------
CAPITAL GAINS INCOME.....        --            6,350,554         --              14,485,666          --              --
                            -------------   ------------    --------------     ------------      -----------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (130,238,376)     6,033,697       (73,439,003)      (6,188,653)         245,566       (4,694,375)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     905,810,782     27,436,870     1,590,691,947      547,452,843       13,678,280       45,992,701
                            -------------   ------------    --------------     ------------      -----------      -----------
    Net gain (loss) on
     investments.........     775,572,406     33,470,567     1,517,252,944      541,264,190       13,923,846       41,298,326
                            -------------   ------------    --------------     ------------      -----------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 836,542,433   $ 76,437,607    $1,488,186,378     $562,552,039      $13,288,351      $40,264,379
                            =============   ============    ==============     ============      ===========      ===========

                           HARTFORD GLOBAL
                           COMMUNICATIONS
                              HLS FUND
                             SUB-ACCOUNT
                           ---------------
INVESTMENT INCOME:
  Dividends..............    $  --
                             ----------
EXPENSE:
  Mortality and expense
   undertakings..........      (130,888)
                             ----------
    Net investment income
     (loss)..............      (130,888)
                             ----------
CAPITAL GAINS INCOME.....       --
                             ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (32,722)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     4,991,983
                             ----------
    Net gain (loss) on
     investments.........     4,959,261
                             ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $4,828,373
                             ==========

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                            HARTFORD GLOBAL      HARTFORD        HARTFORD
                           FINANCIAL SERVICES  GLOBAL HEALTH  GLOBAL LEADERS
                                HLS FUND         HLS FUND        HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           ------------------  -------------  --------------
INVESTMENT INCOME:
  Dividends..............      $  292,933       $   133,109    $  1,362,945
                               ----------       -----------    ------------
EXPENSE:
  Mortality and expense
   undertakings..........        (223,426)       (2,243,936)     (4,057,387)
                               ----------       -----------    ------------
    Net investment income
     (loss)..............          69,507        (2,110,827)     (2,694,442)
                               ----------       -----------    ------------
CAPITAL GAINS INCOME.....        --               2,256,781        --
                               ----------       -----------    ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (35,584)       (1,253,950)    (11,763,441)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       4,228,323        44,340,213     106,443,494
                               ----------       -----------    ------------
    Net gain (loss) on
     investments.........       4,192,739        43,086,263      94,680,053
                               ----------       -----------    ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $4,262,246       $43,232,217    $ 91,985,611
                               ==========       ===========    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                           HARTFORD GLOBAL       HARTFORD                        HARTFORD GROWTH    HARTFORD
                             TECHNOLOGY     DISCIPLINED EQUITY  HARTFORD GROWTH   OPPORTUNITIES    HIGH YIELD   HARTFORD INDEX
                              HLS FUND           HLS FUND          HLS FUND         HLS FUND        HLS FUND       HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT (E)      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ------------------  ---------------  ---------------  ------------  --------------
INVESTMENT INCOME:
  Dividends..............    $  --             $ 4,186,334        $  --            $  --          $11,420,129    $  9,237,653
                             -----------       -----------        -----------      -----------    -----------    ------------
EXPENSE:
  Mortality and expense
   undertakings..........       (804,710)       (4,388,085)        (1,065,847)        (637,123)    (4,173,949)     (8,541,589)
                             -----------       -----------        -----------      -----------    -----------    ------------
    Net investment income
     (loss)..............       (804,710)         (201,751)        (1,065,847)        (637,123)     7,246,180         696,064
                             -----------       -----------        -----------      -----------    -----------    ------------
CAPITAL GAINS INCOME.....       --                --                4,572,365         --              --            2,067,499
                             -----------       -----------        -----------      -----------    -----------    ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (2,759,899)       (2,923,473)            25,011            9,541        182,888     (14,375,297)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     28,853,534        86,391,416         16,063,616       15,166,195     43,115,812     167,211,927
                             -----------       -----------        -----------      -----------    -----------    ------------
    Net gain (loss) on
     investments.........     26,093,635        83,467,943         16,088,627       15,175,736     43,298,700     152,836,630
                             -----------       -----------        -----------      -----------    -----------    ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $25,288,925       $83,266,192        $19,595,145      $14,538,613    $50,544,880    $155,600,193
                             ===========       ===========        ===========      ===========    ===========    ============

                             HARTFORD
                           INTERNATIONAL
                              CAPITAL
                           APPRECIATION
                             HLS FUND
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............   $   --
                            -----------
EXPENSE:
  Mortality and expense
   undertakings..........      (774,315)
                            -----------
    Net investment income
     (loss)..............      (774,315)
                            -----------
CAPITAL GAINS INCOME.....     4,685,792
                            -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        80,007
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    17,645,494
                            -----------
    Net gain (loss) on
     investments.........    17,725,501
                            -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $21,636,978
                            ===========

(e) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             HARTFORD       HARTFORD
                           INTERNATIONAL  INTERNATIONAL    HARTFORD
                           SMALL COMPANY  OPPORTUNITIES   MIDCAP HLS
                             HLS FUND       HLS FUND         FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............   $   326,132   $  3,795,085   $  1,793,347
                            -----------   ------------   ------------
EXPENSE:
  Mortality and expense
   undertakings..........      (345,375)    (5,071,667)   (10,291,630)
                            -----------   ------------   ------------
    Net investment income
     (loss)..............       (19,243)    (1,276,582)    (8,498,283)
                            -----------   ------------   ------------
CAPITAL GAINS INCOME.....     2,927,835        --             --
                            -----------   ------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       149,141    (28,976,792)   (29,616,837)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     7,411,252    143,551,892    285,848,737
                            -----------   ------------   ------------
    Net gain (loss) on
     investments.........     7,560,393    114,575,100    256,231,900
                            -----------   ------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $10,468,985   $113,298,518   $247,733,617
                            ===========   ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                                                        HARTFORD                                                    HARTFORD U.S.
                             HARTFORD      HARTFORD     MORTGAGE      HARTFORD        HARTFORD                       GOVERNMENT
                           MIDCAP VALUE  MONEY MARKET  SECURITIES   SMALL COMPANY  SMALLCAP GROWTH  HARTFORD STOCK   SECURITIES
                             HLS FUND      HLS FUND     HLS FUND      HLS FUND        HLS FUND         HLS FUND       HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ------------  -----------  -------------  ---------------  --------------  -------------
INVESTMENT INCOME:
  Dividends..............  $    --       $ 5,029,793   $13,612,876  $    --          $  --          $  33,341,736    $ 6,344,113
                           ------------  -----------   -----------  ------------     -----------    -------------    -----------
EXPENSE:
  Mortality and expense
   undertakings..........    (5,707,974)  (9,844,164)   (5,837,768)   (5,472,079)       (765,997)     (35,958,058)    (5,640,379)
                           ------------  -----------   -----------  ------------     -----------    -------------    -----------
    Net investment income
     (loss)..............    (5,707,974)  (4,814,371)    7,775,108    (5,472,079)       (765,997)      (2,616,322)       703,734
                           ------------  -----------   -----------  ------------     -----------    -------------    -----------
CAPITAL GAINS INCOME.....       --           --          2,126,261       --             --               --              --
                           ------------  -----------   -----------  ------------     -----------    -------------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (607,328)     --            480,993   (28,688,802)        170,294     (190,349,214)       (53,294)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   158,036,743      --         (7,758,994)  209,445,112      21,372,802      823,789,875        183,697
                           ------------  -----------   -----------  ------------     -----------    -------------    -----------
    Net gain (loss) on
     investments.........   157,429,415      --         (7,278,001)  180,756,310      21,543,096      633,440,661        130,403
                           ------------  -----------   -----------  ------------     -----------    -------------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $151,721,441  $(4,814,371)  $ 2,623,368  $175,284,231     $20,777,099    $ 630,824,339    $   834,137
                           ============  ===========   ===========  ============     ===========    =============    ===========

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                           HARTFORD VALUE
                           HARTFORD VALUE  OPPORTUNITIES
                              HLS FUND        HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------
INVESTMENT INCOME:
  Dividends..............   $ 1,039,843      $  101,185
                            -----------      ----------
EXPENSE:
  Mortality and expense
   undertakings..........    (1,642,360)       (368,923)
                            -----------      ----------
    Net investment income
     (loss)..............      (602,517)       (267,738)
                            -----------      ----------
CAPITAL GAINS INCOME.....       --              --
                            -----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (261,302)         20,098
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    30,205,831       9,729,263
                            -----------      ----------
    Net gain (loss) on
     investments.........    29,944,529       9,749,361
                            -----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $29,342,012      $9,481,623
                            ===========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                              HARTFORD      MERRILL LYNCH   MERRILL LYNCH
                            EQUITY INCOME   GLOBAL GROWTH  LARGE CAP GROWTH  JENNISON 20/20    JENNISON      PRUDENTIAL
                              HLS FUND        V.I. FUND       V.I. FUND      FOCUS PORTFOLIO   PORTFOLIO   VALUE PORTFOLIO
                           SUB-ACCOUNT (F)   SUB-ACCOUNT   SUB-ACCOUNT (G)     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -------------  ----------------  ---------------  -----------  ---------------
INVESTMENT INCOME:
  Dividends..............     $  7,642        $ 10,200         $ 20,846         $--            $ --           $  5,515
                              --------        --------         --------         --------       --------       --------
EXPENSE:
  Mortality and expense
   undertakings..........       (5,504)        (13,737)         (46,938)          (3,490)       (10,314)        (6,561)
                              --------        --------         --------         --------       --------       --------
    Net investment income
     (loss)..............        2,138          (3,537)         (26,092)          (3,490)       (10,314)        (1,046)
                              --------        --------         --------         --------       --------       --------
CAPITAL GAINS INCOME.....      --               --              --               --              --            --
                              --------        --------         --------         --------       --------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        1,342         (69,509)          17,099            2,007          2,354            148
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      240,856         363,449          925,365           55,450        159,651        108,325
                              --------        --------         --------         --------       --------       --------
    Net gain (loss) on
     investments.........      242,198         293,940          942,464           57,457        162,005        108,473
                              --------        --------         --------         --------       --------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $244,336        $290,403         $916,372         $ 53,967       $151,691       $107,427
                              ========        ========         ========         ========       ========       ========

                             SP JENNISON
                            INTERNATIONAL
                           GROWTH PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............      $--
                               --------
EXPENSE:
  Mortality and expense
   undertakings..........        (2,851)
                               --------
    Net investment income
     (loss)..............        (2,851)
                               --------
CAPITAL GAINS INCOME.....       --
                               --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         1,153
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        66,062
                               --------
    Net gain (loss) on
     investments.........        67,215
                               --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 64,364
                               ========

(f)  From inception, October 31, 2003 to December 31, 2003.
(g) Merrill Lynch Large Cap Growth V.I. Fund Sub-Account merged with Merrill Lynch Large Cap Growth V.I. Fund Sub-Account. Change effective
     November 21, 2003.

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             WELLS FARGO       WELLS FARGO
                           ASSET ALLOCATION   TOTAL RETURN
                                 FUND           BOND FUND
                             SUB-ACCOUNT     SUB-ACCOUNT (H)
                           ----------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $  316,768        $ 242,257
                              ----------        ---------
EXPENSE:
  Mortality and expense
   undertakings..........       (296,934)        (108,037)
                              ----------        ---------
    Net investment income
     (loss)..............         19,834          134,220
                              ----------        ---------
CAPITAL GAINS INCOME.....       --                 78,349
                              ----------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         12,802           21,048
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      3,681,856           78,430
                              ----------        ---------
    Net gain (loss) on
     investments.........      3,694,658           99,478
                              ----------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $3,714,492        $ 312,047
                              ==========        =========

(h) Formerly Wells Fargo Corporate Bond Fund Sub-Account. Change effective May 1, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                            WELLS FARGO   WELLS FARGO                 WELLS FARGO    WELLS FARGO   WELLS FARGO   WELLS FARGO
                           EQUITY INCOME  EQUITY VALUE  WELLS FARGO  INTERNATIONAL  LARGE COMPANY  MONEY MARKET   SMALL CAP
                               FUND           FUND      GROWTH FUND   EQUITY FUND    GROWTH FUND       FUND      GROWTH FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  -----------  -------------  -------------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............   $  125,120      $ 22,876     $ --          $  5,293      $  --           $ 20,775     $ --
                            ----------      --------     --------      --------      ----------      --------     --------
EXPENSE:
  Mortality and expense
   undertakings..........     (119,992)      (20,603)      (6,761)      (25,519)       (198,369)      (67,872)     (23,587)
                            ----------      --------     --------      --------      ----------      --------     --------
    Net investment income
     (loss)..............        5,128         2,273       (6,761)      (20,226)       (198,369)      (47,097)     (23,587)
                            ----------      --------     --------      --------      ----------      --------     --------
CAPITAL GAINS INCOME.....      188,220        --           --            --             --             --           --
                            ----------      --------     --------      --------      ----------      --------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        8,322       (22,994)         157         1,104         (14,626)       --           (2,458)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,660,191       340,496       94,876       516,323       2,809,947        --          548,862
                            ----------      --------     --------      --------      ----------      --------     --------
    Net gain (loss) on
     investments.........    1,668,513       317,502       95,033       517,427       2,795,321        --          546,404
                            ----------      --------     --------      --------      ----------      --------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,861,861      $319,775     $ 88,272      $497,201      $2,596,952      $(47,097)    $522,817
                            ==========      ========     ========      ========      ==========      ========     ========

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                            EVERGREEN VA     EVERGREEN VA    EVERGREEN VA
                           FOUNDATION FUND       FUND        GROWTH FUND
                             SUB-ACCOUNT    SUB-ACCOUNT (A)  SUB-ACCOUNT
                           ---------------  ---------------  ------------
OPERATIONS:
  Net investment income
   (loss)................    $   20,098        $   (760)      $  (14,026)
  Capital gains income...       --              --               --
  Net realized gain
   (loss) on security
   transactions..........        11,512               3              522
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       196,427          14,164          305,807
                             ----------        --------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       228,037          13,407          292,303
                             ----------        --------       ----------
UNIT TRANSACTIONS:
  Purchases..............     1,741,601          86,670          267,183
  Net transfers..........        52,213          57,670          172,465
  Surrenders for benefit
   payments and fees.....       (61,088)            (31)        (243,477)
  Net annuity
   transactions..........       --              --                  (118)
                             ----------        --------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,732,726         144,309          196,053
                             ----------        --------       ----------
  Net increase (decrease)
   in net assets.........     1,960,763         157,716          488,356
NET ASSETS:
  Beginning of year......       331,091         --               782,835
                             ----------        --------       ----------
  End of year............    $2,291,854        $157,716       $1,271,191
                             ==========        ========       ==========

(a)  From inception, April 30, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                            EVERGREEN VA                   EVERGREEN VA    EVERGREEN VA   EVERGREEN VA    FIRST AMERICAN
                            INTERNATIONAL   EVERGREEN VA      SPECIAL        SPECIAL       GROWTH AND     INTERNATIONAL
                             EQUITY FUND     OMEGA FUND     VALUES FUND    EQUITY FUND     INCOME FUND      PORTFOLIO
                           SUB-ACCOUNT (B)  SUB-ACCOUNT   SUB-ACCOUNT (C)  SUB-ACCOUNT   SUB-ACCOUNT (D)   SUB-ACCOUNT
                           ---------------  ------------  ---------------  ------------  ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $     (936)     $  (26,965)    $  (13,242)      $ (3,720)     $   32,536       $     (915)
  Capital gains income...       --              --             --              --             --               --
  Net realized gain
   (loss) on security
   transactions..........       (70,544)         (2,701)           653          3,712        (118,400)         (11,165)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       513,123         565,606        295,328         86,448         396,420          436,072
                             ----------      ----------     ----------       --------      ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       441,643         535,940        282,739         86,440         310,556          423,992
                             ----------      ----------     ----------       --------      ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............       760,939         645,472        754,762        163,560         465,121           65,535
  Net transfers..........       208,608         486,457        540,176        249,707         222,538         (113,976)
  Surrenders for benefit
   payments and fees.....      (182,367)        (72,793)       (42,905)        (9,618)       (220,230)         (89,492)
  Net annuity
   transactions..........       --              --             --              --             --                  (308)
                             ----------      ----------     ----------       --------      ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       787,180       1,059,136      1,252,033        403,649         467,429         (138,241)
                             ----------      ----------     ----------       --------      ----------       ----------
  Net increase (decrease)
   in net assets.........     1,228,823       1,595,076      1,534,772        490,089         777,985          285,751
NET ASSETS:
  Beginning of year......     1,248,536       1,020,538        255,328         83,745       1,553,716        1,210,736
                             ----------      ----------     ----------       --------      ----------       ----------
  End of year............    $2,477,359      $2,615,614     $1,790,100       $573,834      $2,331,701       $1,496,487
                             ==========      ==========     ==========       ========      ==========       ==========

                            FIRST AMERICAN
                              LARGE CAP
                           GROWTH PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................     $  (17,883)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         (4,139)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        329,008
                              ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        306,986
                              ----------
UNIT TRANSACTIONS:
  Purchases..............        179,840
  Net transfers..........        135,789
  Surrenders for benefit
   payments and fees.....        (74,105)
  Net annuity
   transactions..........           (125)
                              ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        241,399
                              ----------
  Net increase (decrease)
   in net assets.........        548,385
NET ASSETS:
  Beginning of year......      1,198,941
                              ----------
  End of year............     $1,747,326
                              ==========

(b) Formerly Evergreen VA International Growth Fund Sub-Account. Change effective June 12, 2003.
(c) Formerly Evergreen VA Small Cap Value Fund Sub-Account. Change effective July 10, 2003.
(d) Evergreen VA Capital Growth Fund merged with Evergreen VA Growth and Income Fund Sub-Account. Change effective December 5, 2003.

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            FIRST AMERICAN    FIRST AMERICAN   FIRST AMERICAN
                               MID CAP          SMALL CAP        TECHNOLOGY
                           GROWTH PORTFOLIO  GROWTH PORTFOLIO    PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  ----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $  (10,711)       $  (10,676)      $  (16,529)
  Capital gains income...       --                --                --
  Net realized gain
   (loss) on security
   transactions..........          5,634             5,214           (6,543)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        208,577           333,211          518,502
                              ----------        ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        203,500           327,749          495,430
                              ----------        ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............        254,689           502,582          372,598
  Net transfers..........        252,264           342,074          241,910
  Surrenders for benefit
   payments and fees.....        (10,072)          (49,479)         (71,803)
  Net annuity
   transactions..........       --                --                    (61)
                              ----------        ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        496,881           795,177          542,644
                              ----------        ----------       ----------
  Net increase (decrease)
   in net assets.........        700,381         1,122,926        1,038,074
NET ASSETS:
  Beginning of year......        313,017           236,186          846,192
                              ----------        ----------       ----------
  End of year............     $1,013,398        $1,359,112       $1,884,266
                              ==========        ==========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-60 ____________________________________

                              HARTFORD                       HARTFORD CAPITAL  HARTFORD DIVIDEND                     HARTFORD
                              ADVISERS       HARTFORD BOND     APPRECIATION       AND GROWTH      HARTFORD FOCUS  GLOBAL ADVISERS
                              HLS FUND         HLS FUND          HLS FUND          HLS FUND          HLS FUND        HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  ----------------  -----------------  --------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................  $   60,970,027   $   36,616,486    $  (29,066,566)   $    6,802,183     $  (635,495)    $ (1,033,947)
  Capital gains income...        --              6,350,554         --               14,485,666         --              --
  Net realized gain
   (loss) on security
   transactions..........    (130,238,376)       6,033,697       (73,439,003)       (6,188,653)        245,566       (4,694,375)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     905,810,782       27,436,870     1,590,691,947       547,452,843      13,678,280       45,992,701
                           --------------   --------------    --------------    --------------     -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     836,542,433       76,437,607     1,488,186,378       562,552,039      13,288,351       40,264,379
                           --------------   --------------    --------------    --------------     -----------     ------------
UNIT TRANSACTIONS:
  Purchases..............     401,414,698      219,321,190       461,316,841       327,018,709      13,862,490       15,681,467
  Net transfers..........     247,349,028      112,840,212       274,643,893       371,075,732       4,322,401        9,115,788
  Surrenders for benefit
   payments and fees.....    (464,824,144)    (121,595,793)     (295,600,545)     (169,140,284)     (3,249,557)     (17,459,346)
  Net annuity
   transactions..........      (1,770,497)        (366,331)         (919,248)         (342,299)         (3,637)        (116,860)
                           --------------   --------------    --------------    --------------     -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     182,169,085      210,199,278       439,440,941       528,611,858      14,931,697        7,221,049
                           --------------   --------------    --------------    --------------     -----------     ------------
  Net increase (decrease)
   in net assets.........   1,018,711,518      286,636,885     1,927,627,319     1,091,163,897      28,220,048       47,485,428
NET ASSETS:
  Beginning of year......   4,894,792,626    1,111,893,630     3,514,254,297     1,926,275,098      41,915,834      196,123,739
                           --------------   --------------    --------------    --------------     -----------     ------------
  End of year............  $5,913,504,144   $1,398,530,515    $5,441,881,616    $3,017,438,995     $70,135,882     $243,609,167
                           ==============   ==============    ==============    ==============     ===========     ============

                           HARTFORD GLOBAL
                           COMMUNICATIONS
                              HLS FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  (130,888)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........        (32,722)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      4,991,983
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      4,828,373
                             -----------
UNIT TRANSACTIONS:
  Purchases..............      3,676,748
  Net transfers..........      6,730,982
  Surrenders for benefit
   payments and fees.....       (637,733)
  Net annuity
   transactions..........            196
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      9,770,193
                             -----------
  Net increase (decrease)
   in net assets.........     14,598,566
NET ASSETS:
  Beginning of year......      4,593,966
                             -----------
  End of year............    $19,192,532
                             ===========

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                            HARTFORD GLOBAL      HARTFORD        HARTFORD
                           FINANCIAL SERVICES  GLOBAL HEALTH  GLOBAL LEADERS
                                HLS FUND         HLS FUND        HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           ------------------  -------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $    69,507      $ (2,110,827)   $ (2,694,442)
  Capital gains income...        --               2,256,781        --
  Net realized gain
   (loss) on security
   transactions..........         (35,584)       (1,253,950)    (11,763,441)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       4,228,323        44,340,213     106,443,494
                              -----------      ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       4,262,246        43,232,217      91,985,611
                              -----------      ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............       6,036,613        27,970,365      37,727,231
  Net transfers..........       4,678,351        21,285,981      23,336,847
  Surrenders for benefit
   payments and fees.....        (775,858)       (9,433,897)    (18,741,545)
  Net annuity
   transactions..........          (4,841)          (14,283)        (13,082)
                              -----------      ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       9,934,265        39,808,166      42,309,451
                              -----------      ------------    ------------
  Net increase (decrease)
   in net assets.........      14,196,511        83,040,383     134,295,062
NET ASSETS:
  Beginning of year......      10,156,500       129,428,242     260,242,700
                              -----------      ------------    ------------
  End of year............     $24,353,011      $212,468,625    $394,537,762
                              ===========      ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-62 ____________________________________

                           HARTFORD GLOBAL       HARTFORD                        HARTFORD GROWTH    HARTFORD
                             TECHNOLOGY     DISCIPLINED EQUITY  HARTFORD GROWTH   OPPORTUNITIES    HIGH YIELD    HARTFORD INDEX
                              HLS FUND           HLS FUND          HLS FUND         HLS FUND        HLS FUND        HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT (E)      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ------------------  ---------------  ---------------  -------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $  (804,710)      $   (201,751)     $ (1,065,847)     $  (637,123)   $  7,246,180    $    696,064
  Capital gains income...       --                --                4,572,365         --               --            2,067,499
  Net realized gain
   (loss) on security
   transactions..........     (2,759,899)        (2,923,473)           25,011            9,541         182,888     (14,375,297)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     28,853,534         86,391,416        16,063,616       15,166,195      43,115,812     167,211,927
                             -----------       ------------      ------------      -----------    ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     25,288,925         83,266,192        19,595,145       14,538,613      50,544,880     155,600,193
                             -----------       ------------      ------------      -----------    ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     13,283,287         64,642,332        62,551,723       31,608,892     107,531,174      56,365,610
  Net transfers..........     18,977,774         57,464,677        65,533,920       45,249,103     168,919,903      33,711,434
  Surrenders for benefit
   payments and fees.....     (3,871,621)       (21,567,196)       (2,393,560)      (1,619,376)    (20,493,716)    (52,233,067)
  Net annuity
   transactions..........        (10,783)           (23,180)           51,430           19,450          45,983        (312,343)
                             -----------       ------------      ------------      -----------    ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     28,378,657        100,516,633       125,743,513       75,258,069     256,003,344      37,531,634
                             -----------       ------------      ------------      -----------    ------------    ------------
  Net increase (decrease)
   in net assets.........     53,667,582        183,782,825       145,338,658       89,796,682     306,548,224     193,131,827
NET ASSETS:
  Beginning of year......     35,957,157        260,472,252        12,501,564        8,096,036     131,624,197     581,677,591
                             -----------       ------------      ------------      -----------    ------------    ------------
  End of year............    $89,624,739       $444,255,077      $157,840,222      $97,892,718    $438,172,421    $774,809,418
                             ===========       ============      ============      ===========    ============    ============

                             HARTFORD
                           INTERNATIONAL
                              CAPITAL
                           APPRECIATION
                             HLS FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................  $   (774,315)
  Capital gains income...     4,685,792
  Net realized gain
   (loss) on security
   transactions..........        80,007
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    17,645,494
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    21,636,978
                           ------------
UNIT TRANSACTIONS:
  Purchases..............    34,511,643
  Net transfers..........    22,940,354
  Surrenders for benefit
   payments and fees.....    (4,670,096)
  Net annuity
   transactions..........        61,064
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    52,842,965
                           ------------
  Net increase (decrease)
   in net assets.........    74,479,943
NET ASSETS:
  Beginning of year......    26,040,234
                           ------------
  End of year............  $100,520,177
                           ============

(e) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             HARTFORD       HARTFORD
                           INTERNATIONAL  INTERNATIONAL    HARTFORD
                           SMALL COMPANY  OPPORTUNITIES   MIDCAP HLS
                             HLS FUND       HLS FUND         FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $   (19,243)  $ (1,276,582)  $  (8,498,283)
  Capital gains income...     2,927,835        --             --
  Net realized gain
   (loss) on security
   transactions..........       149,141    (28,976,792)    (29,616,837)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     7,411,252    143,551,893     285,848,737
                            -----------   ------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    10,468,985    113,298,518     247,733,617
                            -----------   ------------   -------------
UNIT TRANSACTIONS:
  Purchases..............     8,940,825     29,630,305       1,431,052
  Net transfers..........    17,555,986      6,862,872     (55,580,423)
  Surrenders for benefit
   payments and fees.....    (6,266,809)   (35,426,868)    (57,067,644)
  Net annuity
   transactions..........        26,268       (205,922)       (443,201)
                            -----------   ------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    20,256,270        860,387    (111,660,216)
                            -----------   ------------   -------------
  Net increase (decrease)
   in net assets.........    30,725,255    114,158,905     136,073,401
NET ASSETS:
  Beginning of year......    12,774,292    372,915,378     763,377,550
                            -----------   ------------   -------------
  End of year............   $43,499,547   $487,074,283   $ 899,450,951
                            ===========   ============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-64 ____________________________________

                                                          HARTFORD                                                     HARTFORD U.S.
                             HARTFORD      HARTFORD       MORTGAGE      HARTFORD        HARTFORD                        GOVERNMENT
                           MIDCAP VALUE  MONEY MARKET    SECURITIES   SMALL COMPANY  SMALLCAP GROWTH  HARTFORD STOCK    SECURITIES
                             HLS FUND      HLS FUND       HLS FUND      HLS FUND        HLS FUND         HLS FUND        HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -------------  ------------  -------------  ---------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $ (5,707,974) $  (4,814,371) $  7,775,108  $ (5,472,079)   $   (765,997)   $   (2,616,322)  $    703,734
  Capital gains income...       --            --           2,126,261       --             --                --              --
  Net realized gain
   (loss) on security
   transactions..........      (607,328)      --             480,993   (28,688,802)        170,294      (190,349,214)       (53,294)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   158,036,743       --          (7,758,994)  209,445,112      21,372,802       823,789,875        183,697
                           ------------  -------------  ------------  ------------    ------------    --------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   151,721,441     (4,814,371)    2,623,368   175,284,231      20,777,099       630,824,339        834,137
                           ------------  -------------  ------------  ------------    ------------    --------------   ------------
UNIT TRANSACTIONS:
  Purchases..............   114,537,035    146,006,872    59,720,008    49,828,054      38,874,059       169,113,635    112,117,342
  Net transfers..........   148,070,021   (183,935,673)  (37,975,689)   47,518,331      48,270,382         5,416,429     17,585,562
  Surrenders for benefit
   payments and fees.....   (21,224,817)  (277,367,697)  (42,804,345)  (26,973,435)     (2,157,540)     (218,166,062)   (40,402,011)
  Net annuity
   transactions..........       130,761       (693,698)     (328,765)     (215,867)         50,183        (2,110,438)        15,047
                           ------------  -------------  ------------  ------------    ------------    --------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   241,513,000   (315,990,196)  (21,388,791)   70,157,083      85,037,084       (45,746,436)    89,315,940
                           ------------  -------------  ------------  ------------    ------------    --------------   ------------
  Net increase (decrease)
   in net assets.........   393,234,441   (320,804,567)  (18,765,423)  245,441,314     105,814,183       585,077,903     90,150,077
NET ASSETS:
  Beginning of year......   254,071,682    864,748,397   395,770,669   312,168,537      13,004,835     2,618,369,872    285,471,986
                           ------------  -------------  ------------  ------------    ------------    --------------   ------------
  End of year............  $647,306,123  $ 543,943,830  $377,005,246  $557,609,851    $118,819,018    $3,203,447,775   $375,622,063
                           ============  =============  ============  ============    ============    ==============   ============

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                           HARTFORD VALUE
                           HARTFORD VALUE  OPPORTUNITIES
                              HLS FUND        HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $   (602,517)   $  (267,738)
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........       (261,302)        20,098
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     30,205,831      9,729,263
                            ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     29,342,012      9,481,623
                            ------------    -----------
UNIT TRANSACTIONS:
  Purchases..............     35,713,256     15,260,214
  Net transfers..........     33,687,783     26,153,890
  Surrenders for benefit
   payments and fees.....     (5,840,149)      (943,356)
  Net annuity
   transactions..........         (1,334)        40,772
                            ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     63,559,556     40,511,520
                            ------------    -----------
  Net increase (decrease)
   in net assets.........     92,901,568     49,993,143
NET ASSETS:
  Beginning of year......     75,733,100      6,055,718
                            ------------    -----------
  End of year............   $168,634,668    $56,048,861
                            ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-66 ____________________________________

                              HARTFORD      MERRILL LYNCH   MERRILL LYNCH
                            EQUITY INCOME   GLOBAL GROWTH  LARGE CAP GROWTH  JENNISON 20/20    JENNISON      PRUDENTIAL
                              HLS FUND        V.I. FUND       V.I. FUND      FOCUS PORTFOLIO   PORTFOLIO   VALUE PORTFOLIO
                           SUB-ACCOUNT (F)   SUB-ACCOUNT   SUB-ACCOUNT (G)     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -------------  ----------------  ---------------  -----------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $    2,138      $   (3,537)      $  (26,092)       $ (3,490)      $(10,314)      $ (1,046)
  Capital gains income...       --              --              --               --              --            --
  Net realized gain
   (loss) on security
   transactions..........         1,342         (69,509)          17,099           2,007          2,354            148
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       240,856         363,449          925,365          55,450        159,651        108,325
                             ----------      ----------       ----------        --------       --------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       244,336         290,403          916,372          53,967        151,691        107,427
                             ----------      ----------       ----------        --------       --------       --------
UNIT TRANSACTIONS:
  Purchases..............     1,708,144         298,851        1,210,071          53,880        135,679         23,677
  Net transfers..........     3,206,669        (109,337)         (14,479)          8,344        164,629        285,136
  Surrenders for benefit
   payments and fees.....        (8,405)        (42,138)        (163,652)         (9,584)       (12,077)        (2,728)
  Net annuity
   transactions..........       --              --              --               --              --            --
                             ----------      ----------       ----------        --------       --------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     4,906,408         147,376        1,031,940          52,640        288,231        306,085
                             ----------      ----------       ----------        --------       --------       --------
  Net increase (decrease)
   in net assets.........     5,150,744         437,779        1,948,312         106,607        439,922        413,512
NET ASSETS:
  Beginning of year......       --              694,894        1,860,290         165,209        363,910        175,313
                             ----------      ----------       ----------        --------       --------       --------
  End of year............    $5,150,744      $1,132,673       $3,808,602        $271,816       $803,832       $588,825
                             ==========      ==========       ==========        ========       ========       ========

                             SP JENNISON
                            INTERNATIONAL
                           GROWTH PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................      $ (2,851)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         1,153
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        66,062
                               --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        64,364
                               --------
UNIT TRANSACTIONS:
  Purchases..............        73,487
  Net transfers..........       173,087
  Surrenders for benefit
   payments and fees.....        (1,288)
  Net annuity
   transactions..........       --
                               --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       245,286
                               --------
  Net increase (decrease)
   in net assets.........       309,650
NET ASSETS:
  Beginning of year......         3,299
                               --------
  End of year............      $312,949
                               ========

(f)  From inception, October 31, 2003 to December 31, 2003.
(g) Merrill Lynch Large Cap Growth V.I. Fund Sub-Account merged with Merrill Lynch Large Cap Growth V.I. Fund Sub-Account. Change effective
     November 21, 2003.

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             WELLS FARGO       WELLS FARGO
                           ASSET ALLOCATION   TOTAL RETURN
                                 FUND           BOND FUND
                             SUB-ACCOUNT     SUB-ACCOUNT (H)
                           ----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $    19,834       $   134,220
  Capital gains income...       --                  78,349
  Net realized gain
   (loss) on security
   transactions..........         12,802            21,048
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      3,681,856            78,430
                             -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      3,714,492           312,047
                             -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............     15,329,485         7,039,046
  Net transfers..........      7,228,175         1,617,139
  Surrenders for benefit
   payments and fees.....       (553,535)         (355,290)
  Net annuity
   transactions..........         98,267          --
                             -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     22,102,392         8,300,895
                             -----------       -----------
  Net increase (decrease)
   in net assets.........     25,816,884         8,612,942
NET ASSETS:
  Beginning of year......      5,348,093         2,474,892
                             -----------       -----------
  End of year............    $31,164,977       $11,087,834
                             ===========       ===========

(h) Formerly Wells Fargo Corporate Bond Fund Sub-Account. Change effective May 1, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-68 ____________________________________

                            WELLS FARGO   WELLS FARGO                 WELLS FARGO    WELLS FARGO   WELLS FARGO   WELLS FARGO
                           EQUITY INCOME  EQUITY VALUE  WELLS FARGO  INTERNATIONAL  LARGE COMPANY  MONEY MARKET   SMALL CAP
                               FUND           FUND      GROWTH FUND   EQUITY FUND    GROWTH FUND       FUND      GROWTH FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  -----------  -------------  -------------  ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $     5,128    $    2,273    $ (6,761)    $  (20,226)    $  (198,369)   $  (47,097)  $  (23,587)
  Capital gains income...       188,220       --           --            --              --            --            --
  Net realized gain
   (loss) on security
   transactions..........         8,322       (22,994)        157          1,104         (14,626)      --            (2,458)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,660,191       340,496      94,876        516,323       2,809,947       --           548,862
                            -----------    ----------    --------     ----------     -----------    ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,861,861       319,775      88,272        497,201       2,596,952       (47,097)     522,817
                            -----------    ----------    --------     ----------     -----------    ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............     5,526,123       722,890     388,903        771,861       8,720,733     2,083,491      867,570
  Net transfers..........     3,077,829       295,153     117,248        676,924       4,516,728     1,098,998      660,347
  Surrenders for benefit
   payments and fees.....      (442,664)      (36,453)    (11,523)      (105,181)       (469,682)     (443,792)     (74,378)
  Net annuity
   transactions..........        96,428       --           --            --               97,353       --            --
                            -----------    ----------    --------     ----------     -----------    ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     8,257,716       981,590     494,628      1,343,604      12,865,132     2,738,697    1,453,539
                            -----------    ----------    --------     ----------     -----------    ----------   ----------
  Net increase (decrease)
   in net assets.........    10,119,577     1,301,365     582,900      1,840,805      15,462,084     2,691,600    1,976,356
NET ASSETS:
  Beginning of year......     2,458,604       712,736     185,682        642,192       4,879,675     2,457,827      661,458
                            -----------    ----------    --------     ----------     -----------    ----------   ----------
  End of year............   $12,578,181    $2,014,101    $768,582     $2,482,997     $20,341,759    $5,149,427   $2,637,814
                            ===========    ==========    ========     ==========     ===========    ==========   ==========

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                              EVERGREEN VA       EVERGREEN VA    EVERGREEN VA
                           CAPITAL GROWTH FUND  FOUNDATION FUND  GROWTH FUND
                               SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
                           -------------------  ---------------  ------------
OPERATIONS:
  Net investment income
   (loss)................      $  (15,563)         $  4,759       $  (9,995)
  Capital gains income...           7,078           --               --
  Net realized gain
   (loss) on security
   transactions..........         (12,223)           (2,778)         (8,951)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (389,752)          (14,772)       (210,915)
                               ----------          --------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (410,460)          (12,791)       (229,861)
                               ----------          --------       ---------
UNIT TRANSACTIONS:
  Purchases..............         465,609           166,161         208,927
  Net transfers..........         (63,167)           66,353          60,615
  Surrenders for benefit
   payments and fees.....        (221,118)           (6,512)       (139,771)
  Net annuity
   transactions..........        --                 --                 (127)
                               ----------          --------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         181,324           226,002         129,644
                               ----------          --------       ---------
  Net increase (decrease)
   in net assets.........        (229,136)          213,211        (100,217)
NET ASSETS:
  Beginning of year......       1,782,852           117,880         883,052
                               ----------          --------       ---------
  End of year............      $1,553,716          $331,091       $ 782,835
                               ==========          ========       =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-70 ____________________________________

                           EVERGREEN VA                  EVERGREEN VA    EVERGREEN VA  FIRST AMERICAN   FIRST AMERICAN
                           INTERNATIONAL  EVERGREEN VA     SMALL CAP       SPECIAL     INTERNATIONAL      LARGE CAP
                            GROWTH FUND    OMEGA FUND     VALUE FUND     EQUITY FUND     PORTFOLIO     GROWTH PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (1)  SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ------------  ---------------  ------------  --------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $    1,431     $  (12,448)     $   (399)       $   (629)     $   (1,374)      $  (13,859)
  Capital gains income...      --             --              4,414          --             --              --
  Net realized gain
   (loss) on security
   transactions..........      (85,670)        (5,746)       (1,979)           (791)        (51,729)         (23,588)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (61,926)      (224,132)       (1,876)        (10,844)       (239,711)        (448,398)
                            ----------     ----------      --------        --------      ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (146,165)      (242,326)          160         (12,264)       (292,814)        (485,845)
                            ----------     ----------      --------        --------      ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............      287,494        439,582       158,856          46,572         119,783           94,139
  Net transfers..........     (186,447)        78,200        94,510          23,301        (152,553)         191,804
  Surrenders for benefit
   payments and fees.....     (209,895)       (23,323)        1,802            (159)        (39,890)         (50,751)
  Net annuity
   transactions..........      --             --            --               --                (321)            (135)
                            ----------     ----------      --------        --------      ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (108,848)       494,459       255,168          69,714         (72,981)         235,057
                            ----------     ----------      --------        --------      ----------       ----------
  Net increase (decrease)
   in net assets.........     (255,013)       252,133       255,328          57,450        (365,795)        (250,788)
NET ASSETS:
  Beginning of year......    1,503,549        768,405       --               26,295       1,576,531        1,449,729
                            ----------     ----------      --------        --------      ----------       ----------
  End of year............   $1,248,536     $1,020,538      $255,328        $ 83,745      $1,210,736       $1,198,941
                            ==========     ==========      ========        ========      ==========       ==========

                            FIRST AMERICAN
                               MID CAP
                           GROWTH PORTFOLIO
                           SUB-ACCOUNT (2)
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................      $ (1,218)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........           275
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (9,562)
                               --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (10,505)
                               --------
UNIT TRANSACTIONS:
  Purchases..............       160,697
  Net transfers..........       165,722
  Surrenders for benefit
   payments and fees.....        (2,897)
  Net annuity
   transactions..........       --
                               --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       323,522
                               --------
  Net increase (decrease)
   in net assets.........       313,017
NET ASSETS:
  Beginning of year......       --
                               --------
  End of year............      $313,017
                               ========

(1)  From inception, August 14, 2002 to December 31, 2002.
(2)  From inception, October 15, 2001 to December 31, 2002.

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                            FIRST AMERICAN   FIRST AMERICAN      HARTFORD
                              SMALL CAP        TECHNOLOGY        ADVISERS
                           GROWTH PORTFOLIO    PORTFOLIO         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  --------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $ (1,354)       $  (14,109)   $    90,423,675
  Capital gains income...       --                --               --
  Net realized gain
   (loss) on security
   transactions..........           177           (71,604)      (211,315,452)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (31,096)         (568,076)      (810,635,122)
                               --------        ----------    ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (32,273)         (653,789)      (931,526,899)
                               --------        ----------    ---------------
UNIT TRANSACTIONS:
  Purchases..............       130,612            34,738        242,137,151
  Net transfers..........       131,953            20,901       (119,871,385)
  Surrenders for benefit
   payments and fees.....        (2,277)          (48,659)      (496,142,064)
  Net annuity
   transactions..........       --                    (61)        (1,556,454)
                               --------        ----------    ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       260,288             6,919       (375,432,752)
                               --------        ----------    ---------------
  Net increase (decrease)
   in net assets.........       228,015          (646,870)    (1,306,959,651)
NET ASSETS:
  Beginning of year......         8,171         1,493,062      6,201,752,277
                               --------        ----------    ---------------
  End of year............      $236,186        $  846,192    $ 4,894,792,626
                               ========        ==========    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-72 ____________________________________

                                            HARTFORD CAPITAL  HARTFORD DIVIDEND                     HARTFORD      HARTFORD GLOBAL
                            HARTFORD BOND     APPRECIATION       AND GROWTH      HARTFORD FOCUS  GLOBAL ADVISERS  COMMUNICATIONS
                              HLS FUND          HLS FUND          HLS FUND          HLS FUND        HLS FUND         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------  -----------------  --------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................  $   23,126,645   $   (27,689,255)   $    4,673,568     $   (477,618)   $ (2,618,197)     $  (14,290)
  Capital gains income...      10,214,311         --              101,520,252          390,416         141,266         --
  Net realized gain
   (loss) on security
   transactions..........         301,216      (169,323,957)      (12,415,138)        (377,818)     (9,641,927)        (10,618)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      46,719,790      (803,364,648)     (434,494,630)     (10,010,886)    (11,185,846)       (735,043)
                           --------------   ---------------    --------------     ------------    ------------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      80,361,962    (1,000,377,860)     (340,715,948)     (10,475,906)    (23,304,704)       (759,951)
                           --------------   ---------------    --------------     ------------    ------------      ----------
UNIT TRANSACTIONS:
  Purchases..............      95,405,913       243,361,835       157,487,887       10,877,906       7,349,579       1,257,446
  Net transfers..........     265,953,137      (145,786,398)      220,768,378       15,267,412      (6,037,558)      2,400,548
  Surrenders for benefit
   payments and fees.....     (92,557,155)     (321,051,746)     (153,110,836)      (1,647,426)    (17,941,433)       (108,009)
  Net annuity
   transactions..........         387,948        (1,479,744)          272,566           25,341         (99,258)        --
                           --------------   ---------------    --------------     ------------    ------------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     269,189,843      (224,956,053)      225,417,995       24,523,233     (16,728,670)      3,549,985
                           --------------   ---------------    --------------     ------------    ------------      ----------
  Net increase (decrease)
   in net assets.........     349,551,805    (1,225,333,913)     (115,297,953)      14,047,327     (40,033,374)      2,790,034
NET ASSETS:
  Beginning of year......     762,341,825     4,739,588,210     2,041,573,051       27,868,507     236,157,113       1,803,932
                           --------------   ---------------    --------------     ------------    ------------      ----------
  End of year............  $1,111,893,630   $ 3,514,254,297    $1,926,275,098     $ 41,915,834    $196,123,739      $4,593,966
                           ==============   ===============    ==============     ============    ============      ==========

                            HARTFORD GLOBAL
                           FINANCIAL SERVICES
                                HLS FUND
                              SUB-ACCOUNT
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................     $    (2,310)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........         (65,960)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,724,963)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (1,793,233)
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       3,210,690
  Net transfers..........       3,393,944
  Surrenders for benefit
   payments and fees.....        (352,784)
  Net annuity
   transactions..........          (2,812)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       6,249,038
                              -----------
  Net increase (decrease)
   in net assets.........       4,455,805
NET ASSETS:
  Beginning of year......       5,700,695
                              -----------
  End of year............     $10,156,500
                              ===========

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                             HARTFORD        HARTFORD
                           GLOBAL HEALTH  GLOBAL LEADERS
                             HLS FUND        HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $ (1,858,264)   $ (1,346,046)
  Capital gains income...     3,568,041        --
  Net realized gain
   (loss) on security
   transactions..........    (4,703,890)    (18,400,800)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (28,504,826)    (50,843,446)
                           ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (31,498,939)    (70,590,292)
                           ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............    20,454,170      21,815,011
  Net transfers..........     2,912,651     (13,548,758)
  Surrenders for benefit
   payments and fees.....    (9,062,142)    (19,655,168)
  Net annuity
   transactions..........      (105,119)       (118,944)
                           ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    14,199,560     (11,507,859)
                           ------------    ------------
  Net increase (decrease)
   in net assets.........   (17,299,379)    (82,098,151)
NET ASSETS:
  Beginning of year......   146,727,621     342,340,851
                           ------------    ------------
  End of year............  $129,428,242    $260,242,700
                           ============    ============

(3)  From inception, April 30, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-74 ____________________________________

                           HARTFORD GLOBAL  HARTFORD GROWTH                    HARTFORD GROWTH       HARTFORD
                             TECHNOLOGY       AND INCOME     HARTFORD GROWTH    OPPORTUNITIES       HIGH YIELD     HARTFORD INDEX
                              HLS FUND         HLS FUND         HLS FUND           HLS FUND          HLS FUND         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (3)  SUB-ACCOUNT (3)(4)    SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  ---------------  ------------------  ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $   (596,385)    $ (2,572,257)     $   (40,411)       $  (27,263)      $  4,161,200    $  (1,839,813)
  Capital gains income...       --               --               --                --                 --             26,656,604
  Net realized gain
   (loss) on security
   transactions..........     (4,269,250)      (5,938,212)         (13,208)           (5,658)            27,160      (44,759,281)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (20,231,551)     (78,424,865)        (126,066)         (102,811)       (11,447,182)    (178,567,815)
                            ------------     ------------      -----------        ----------       ------------    -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (25,097,186)     (86,935,334)        (179,685)         (135,732)        (7,258,822)    (198,510,305)
                            ------------     ------------      -----------        ----------       ------------    -------------
UNIT TRANSACTIONS:
  Purchases..............      5,014,200       31,675,332        6,560,185         4,730,052         24,682,238       30,095,608
  Net transfers..........     (1,541,931)      19,728,738        6,197,171         3,538,817         30,463,943      (60,735,282)
  Surrenders for benefit
   payments and fees.....     (2,719,278)     (19,805,292)         (76,107)          (39,310)       (10,789,292)     (58,242,007)
  Net annuity
   transactions..........        (19,136)          44,638         --                   2,209             41,119         (544,249)
                            ------------     ------------      -----------        ----------       ------------    -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        733,855       31,643,416       12,681,249         8,231,768         44,398,008      (89,425,930)
                            ------------     ------------      -----------        ----------       ------------    -------------
  Net increase (decrease)
   in net assets.........    (24,363,331)     (55,291,918)      12,501,564         8,096,036         37,139,186     (287,936,235)
NET ASSETS:
  Beginning of year......     60,320,488      315,764,170         --                --               94,485,011      869,613,826
                            ------------     ------------      -----------        ----------       ------------    -------------
  End of year............   $ 35,957,157     $260,472,252      $12,501,564        $8,096,036       $131,624,197    $ 581,677,591
                            ============     ============      ===========        ==========       ============    =============

                             HARTFORD
                           INTERNATIONAL
                              CAPITAL
                           APPRECIATION
                             HLS FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (172,852)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........       140,609
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (3,737,955)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (3,770,198)
                            -----------
UNIT TRANSACTIONS:
  Purchases..............    12,936,941
  Net transfers..........     7,869,554
  Surrenders for benefit
   payments and fees.....      (513,082)
  Net annuity
   transactions..........        32,232
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    20,325,645
                            -----------
  Net increase (decrease)
   in net assets.........    16,555,447
NET ASSETS:
  Beginning of year......     9,484,787
                            -----------
  End of year............   $26,040,234
                            ===========

(3)  From inception, April 30, 2002 to December 31, 2002.
(4)  Formerly Growth Stock Series Sub-Account. Change effective March 15, 2002.

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             HARTFORD       HARTFORD
                           INTERNATIONAL  INTERNATIONAL
                           SMALL COMPANY  OPPORTUNITIES
                             HLS FUND       HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (119,853)  $   2,840,786
  Capital gains income...        30,113        --
  Net realized gain
   (loss) on security
   transactions..........      (601,680)    (45,153,649)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,268,756)    (45,296,763)
                            -----------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,960,176)    (87,609,626)
                            -----------   -------------
UNIT TRANSACTIONS:
  Purchases..............     3,000,146      11,306,382
  Net transfers..........    10,894,808     (52,074,365)
  Surrenders for benefit
   payments and fees.....      (703,650)    (40,925,663)
  Net annuity
   transactions..........        43,103        (314,695)
                            -----------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    13,234,407     (82,008,341)
                            -----------   -------------
  Net increase (decrease)
   in net assets.........    11,274,231    (169,617,967)
NET ASSETS:
  Beginning of year......     1,500,061     542,533,345
                            -----------   -------------
  End of year............   $12,774,292   $ 372,915,378
                            ===========   =============

(3)  From inception, April 30, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-76 ____________________________________

                                                                          HARTFORD
                              HARTFORD       HARTFORD      HARTFORD       MORTGAGE      HARTFORD          HARTFORD
                             MIDCAP HLS    MIDCAP VALUE  MONEY MARKET    SECURITIES   SMALL COMPANY   SMALLCAP GROWTH
                                FUND         HLS FUND      HLS FUND       HLS FUND      HLS FUND          HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT (3)(5)
                           --------------  ------------  -------------  ------------  -------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................  $  (11,071,769) $ (1,945,198) $     477,559  $  5,712,098  $  (5,102,065)    $   (51,810)
  Capital gains income...        --             --              49,763       --            --              --
  Net realized gain
   (loss) on security
   transactions..........     (48,484,650)   (2,478,343)      --              18,509    (40,994,828)         (9,577)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (101,709,204)  (35,244,017)      --          11,638,059   (104,626,938)       (304,019)
                           --------------  ------------  -------------  ------------  -------------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (161,265,623)  (39,667,558)       527,322    17,368,666   (150,723,831)       (365,406)
                           --------------  ------------  -------------  ------------  -------------     -----------
UNIT TRANSACTIONS:
  Purchases..............       2,000,710    66,614,937    176,930,788    41,147,996     29,744,891       5,426,768
  Net transfers..........    (121,975,335)  156,241,600    336,278,818   183,812,220    (10,189,688)      8,203,181
  Surrenders for benefit
   payments and fees.....     (64,853,248)  (11,710,491)  (377,461,971)  (37,474,360)   (27,959,221)       (259,708)
  Net annuity
   transactions..........        (485,846)      155,119       (412,640)     (130,186)      (156,069)       --
                           --------------  ------------  -------------  ------------  -------------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (185,313,719)  211,301,165    135,334,995   187,355,670     (8,560,087)     13,370,241
                           --------------  ------------  -------------  ------------  -------------     -----------
  Net increase (decrease)
   in net assets.........    (346,579,342)  171,633,607    135,862,317   204,724,336   (159,283,918)     13,004,835
NET ASSETS:
  Beginning of year......   1,109,956,892    82,438,075    728,886,080   191,046,333    471,452,455        --
                           --------------  ------------  -------------  ------------  -------------     -----------
  End of year............  $  763,377,550  $254,071,682  $ 864,748,397  $395,770,669  $ 312,168,537     $13,004,835
                           ==============  ============  =============  ============  =============     ===========


                             HARTFORD STOCK
                                HLS FUND
                              SUB-ACCOUNT
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................   $   (10,713,984)
  Capital gains income...         --
  Net realized gain
   (loss) on security
   transactions..........      (293,968,169)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (675,856,461)
                            ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (980,538,614)
                            ---------------
UNIT TRANSACTIONS:
  Purchases..............       128,349,955
  Net transfers..........      (190,199,989)
  Surrenders for benefit
   payments and fees.....      (249,300,245)
  Net annuity
   transactions..........        (1,543,223)
                            ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (312,693,502)
                            ---------------
  Net increase (decrease)
   in net assets.........    (1,293,232,116)
NET ASSETS:
  Beginning of year......     3,911,601,988
                            ---------------
  End of year............   $ 2,618,369,872
                            ===============

(3)  From inception, April 30, 2002 to December 31, 2002.
(5) Formerly Aggressive Growth Series Sub-Account. Change effective March 15, 2002.

_____________________________________ SA-77 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             HARTFORD U.S.
                               GOVERNMENT
                               SECURITIES      HARTFORD VALUE
                                HLS FUND          HLS FUND
                           SUB-ACCOUNT (3)(6)   SUB-ACCOUNT
                           ------------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $ (1,284,219)     $    (46,741)
  Capital gains income...        --                 --
  Net realized gain
   (loss) on security
   transactions..........          (36,749)         (367,059)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        9,111,538       (16,593,949)
                              ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        7,790,570       (17,007,749)
                              ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............       45,693,910        19,724,949
  Net transfers..........      244,351,620        41,598,967
  Surrenders for benefit
   payments and fees.....      (12,519,169)       (3,163,955)
  Net annuity
   transactions..........          155,055            20,187
                              ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      277,681,416        58,180,148
                              ------------      ------------
  Net increase (decrease)
   in net assets.........      285,471,986        41,172,399
NET ASSETS:
  Beginning of year......        --               34,560,701
                              ------------      ------------
  End of year............     $285,471,986      $ 75,733,100
                              ============      ============

(3)  From inception, April 30, 2002 to December 31, 2002.
(6) Formerly U.S. Government Securities Series Sub-Account. Change effective March 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-78 ____________________________________

                             HARTFORD VALUE     MERRILL LYNCH    MERRILL LYNCH
                             OPPORTUNITIES      GLOBAL GROWTH   LARGE CAP GROWTH   JENNISON 20/20       JENNISON
                                HLS FUND          V.I. FUND        V.I. FUND      FOCUS PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT (3)(7)  SUB-ACCOUNT (8)  SUB-ACCOUNT (9)   SUB-ACCOUNT (10)  SUB-ACCOUNT (11)
                           ------------------  ---------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $  (23,127)       $  (10,074)       $  (21,743)        $ (1,893)         $ (3,998)
  Capital gains income...        --                 --               --                --                --
  Net realized gain
   (loss) on security
   transactions..........          (8,388)         (172,163)          (76,080)             213            (5,770)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (168,726)         (105,830)         (344,642)         (31,228)          (83,204)
                               ----------        ----------        ----------         --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (200,241)         (288,067)         (442,465)         (32,908)          (92,972)
                               ----------        ----------        ----------         --------          --------
UNIT TRANSACTIONS:
  Purchases..............       2,824,197           112,341           623,797           61,461           214,603
  Net transfers..........       3,489,167          (235,568)            5,916           90,137            84,580
  Surrenders for benefit
   payments and fees.....         (57,631)          (24,780)         (122,431)          (8,283)           (4,914)
  Net annuity
   transactions..........             226           --               --                --                --
                               ----------        ----------        ----------         --------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       6,255,959          (148,007)          507,282          143,315           294,269
                               ----------        ----------        ----------         --------          --------
  Net increase (decrease)
   in net assets.........       6,055,718          (436,074)           64,817          110,407           201,297
NET ASSETS:
  Beginning of year......        --               1,130,968         1,795,473           54,802           162,613
                               ----------        ----------        ----------         --------          --------
  End of year............      $6,055,718        $  694,894        $1,860,290         $165,209          $363,910
                               ==========        ==========        ==========         ========          ========

                                                JENNISON
                             PRUDENTIAL      INTERNATIONAL
                           VALUE PORTFOLIO  GROWTH PORTFOLIO
                             SUB-ACCOUNT    SUB-ACCOUNT (12)
                           ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $    168         $      (2)
  Capital gains income...      --                --
  Net realized gain
   (loss) on security
   transactions..........       (8,163)          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (23,208)              (51)
                              --------         ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (31,203)              (53)
                              --------         ---------
UNIT TRANSACTIONS:
  Purchases..............      110,578           --
  Net transfers..........       35,909             3,369
  Surrenders for benefit
   payments and fees.....           (3)              (17)
  Net annuity
   transactions..........      --                --
                              --------         ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      146,484             3,352
                              --------         ---------
  Net increase (decrease)
   in net assets.........      115,281             3,299
NET ASSETS:
  Beginning of year......       60,032           --
                              --------         ---------
  End of year............     $175,313         $   3,299
                              ========         =========

(3)  From inception, April 30, 2002 to December 31, 2002.
(7)  Formerly Value Series Sub-Account. Change effective March 15, 2002.
(8) Formerly Merrill Lynch Global Growth Focus Fund Sub-Account. Change effective May 1, 2002.
(9) Formerly Merrill Lynch Large Cap Growth Focus Fund Sub-Account. Change effective May 1, 2002.
(10) Formerly Prudential 20/20 Focus Portfolio Sub-Account. Change effective May 1, 2002.
(11) Formerly Prudential Jennison Portfolio Sub-Account. Change effective May 1, 2002.
(12) From inception, May 1, 2001 to December 31, 2002.

_____________________________________ SA-79 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             WELLS FARGO       WELLS FARGO
                           ASSET ALLOCATION   CORPORATE BOND
                                 FUND              FUND
                           SUB-ACCOUNT (13)  SUB-ACCOUNT (13)
                           ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $   21,333        $   30,094
  Capital gains income...         15,318               411
  Net realized gain
   (loss) on security
   transactions..........         (8,331)           (3,996)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (275,620)           44,208
                              ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (247,300)           70,717
                              ----------        ----------
UNIT TRANSACTIONS:
  Purchases..............      2,762,035         1,660,820
  Net transfers..........      3,042,319           821,526
  Surrenders for benefit
   payments and fees.....       (208,961)          (78,171)
  Net annuity
   transactions..........       --                --
                              ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      5,595,393         2,404,175
                              ----------        ----------
  Net increase (decrease)
   in net assets.........      5,348,093         2,474,892
NET ASSETS:
  Beginning of year......       --                --
                              ----------        ----------
  End of year............     $5,348,093        $2,474,892
                              ==========        ==========

(13) From inception, October 31, 2001 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-80 ____________________________________

                             WELLS FARGO       WELLS FARGO                         WELLS FARGO       WELLS FARGO
                            EQUITY INCOME      EQUITY VALUE      WELLS FARGO      INTERNATIONAL     LARGE COMPANY
                                 FUND              FUND          GROWTH FUND       EQUITY FUND       GROWTH FUND
                           SUB-ACCOUNT (13)  SUB-ACCOUNT (13)  SUB-ACCOUNT (13)  SUB-ACCOUNT (13)  SUB-ACCOUNT (13)
                           ----------------  ----------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $    7,893         $  1,804          $ (1,142)         $ (2,580)        $  (27,013)
  Capital gains income...       --                --                --                --                --
  Net realized gain
   (loss) on security
   transactions..........         (9,034)          (1,952)           (4,377)             (474)            (6,638)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (152,392)         (68,608)          (18,612)          (28,572)          (402,851)
                              ----------         --------          --------          --------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (153,533)         (68,756)          (24,131)          (31,626)          (436,502)
                              ----------         --------          --------          --------         ----------
UNIT TRANSACTIONS:
  Purchases..............      1,399,335          312,308           137,717           383,283          2,616,786
  Net transfers..........      1,260,454          473,776            75,669           304,693          2,822,952
  Surrenders for benefit
   payments and fees.....        (47,652)          (4,592)           (3,573)          (14,158)          (123,561)
  Net annuity
   transactions..........       --                --                --                --                --
                              ----------         --------          --------          --------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      2,612,137          781,492           209,813           673,818          5,316,177
                              ----------         --------          --------          --------         ----------
  Net increase (decrease)
   in net assets.........      2,458,604          712,736           185,682           642,192          4,879,675
NET ASSETS:
  Beginning of year......       --                --                --                --                --
                              ----------         --------          --------          --------         ----------
  End of year............     $2,458,604         $712,736          $185,682          $642,192         $4,879,675
                              ==========         ========          ========          ========         ==========

                             WELLS FARGO       WELLS FARGO
                             MONEY MARKET       SMALL CAP
                                 FUND          GROWTH FUND
                           SUB-ACCOUNT (13)  SUB-ACCOUNT (13)
                           ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $   (4,040)       $  (4,688)
  Capital gains income...       --                --
  Net realized gain
   (loss) on security
   transactions..........       --                 (3,646)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --               (110,912)
                              ----------        ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (4,040)        (119,246)
                              ----------        ---------
UNIT TRANSACTIONS:
  Purchases..............      3,119,079          328,408
  Net transfers..........       (536,862)         522,400
  Surrenders for benefit
   payments and fees.....       (120,350)         (70,104)
  Net annuity
   transactions..........       --                --
                              ----------        ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      2,461,867          780,704
                              ----------        ---------
  Net increase (decrease)
   in net assets.........      2,457,827          661,458
NET ASSETS:
  Beginning of year......       --                --
                              ----------        ---------
  End of year............     $2,457,827        $ 661,458
                              ==========        =========

(12) From inception, May 1, 2001 to December 31, 2002.
(13) From inception, October 31, 2001 to December 31, 2002.

_____________________________________ SA-81 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

 1.  ORGANIZATION:

    Separate Account One (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2003.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts on a monthly basis, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company, will make deductions at a maximum annual rate of 1.50% of the contract's value for the mortality and expenses risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

_____________________________________ SA-82 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                            PURCHASES        PROCEEDS
FUND                                         AT COST        FROM SALES
----                                      --------------  --------------
Evergreen VA Foundation Fund............  $    2,931,285  $    1,178,453
Evergreen VA Fund.......................         144,193             644
Evergreen VA Growth Fund................         528,294         346,258
Evergreen VA International Equity
 Fund...................................       1,165,513         379,386
Evergreen VA Omega Fund.................       1,228,423         196,286
Evergreen VA Special Values Fund........       1,342,228         103,448
Evergreen VA Special Equity Fund........         457,744          57,822
Evergreen VA Growth and Income Fund.....       3,030,524       2,530,561
First American International
 Portfolio..............................         186,668         325,820
First American Large Cap Growth
 Portfolio..............................         479,397         255,880
First American Mid Cap Growth
 Portfolio..............................         734,869         248,699
First American Small Cap Growth
 Portfolio..............................         946,506         162,003
First American Technology Portfolio.....         754,220         228,030
Hartford Advisers HLS Fund..............     782,953,727     539,818,786
Hartford Bond HLS Fund..................     513,335,316     260,166,301
Hartford Capital Appreciation HLS
 Fund...................................     750,663,457     340,088,043
Hartford Dividend and Growth HLS Fund...     653,710,548     103,810,405
Hartford Focus HLS Fund.................      26,804,607      12,508,513
Hartford Global Advisers HLS Fund.......      32,885,035      26,700,731
Hartford Global Communications HLS
 Fund...................................      13,382,541       3,743,204
Hartford Global Financial Services HLS
 Fund...................................      13,528,844       3,525,095
Hartford Global Health HLS Fund.........      60,669,293      20,715,007
Hartford Global Leaders HLS Fund........      70,544,410      30,928,722
Hartford Global Technology HLS Fund.....      45,375,528      17,801,530
Hartford Disciplined Equity HLS Fund....     124,901,563      24,585,763
Hartford Growth HLS Fund................     140,385,071      11,135,031
Hartford Growth Opportunities HLS
 Fund...................................      78,146,140       3,525,240
Hartford High Yield HLS Fund............     345,624,789      82,375,132
Hartford Index HLS Fund.................     116,098,134      75,792,563
Hartford International Capital
 Appreciation HLS Fund..................      71,836,868      15,082,494
Hartford International Small Company HLS
 Fund...................................      34,620,575      11,455,738
Hartford International Opportunities HLS
 Fund...................................     154,153,219     154,711,190
Hartford MidCap HLS Fund................       8,076,459     128,232,620
Hartford MidCap Value HLS Fund..........     259,145,034      23,339,640
Hartford Money Market HLS Fund..........     377,371,168     698,041,865
Hartford Mortgage Securities HLS Fund...     146,759,702     158,248,941
Hartford Small Company HLS Fund.........     109,856,504      45,170,856
Hartford SmallCap Growth HLS Fund.......      94,705,060      10,434,092
Hartford Stock HLS Fund.................     280,008,877     328,367,099
Hartford U.S. Government Securities HLS
 Fund...................................     251,573,541     161,553,542
Hartford Value HLS Fund.................      76,381,878      13,424,567
Hartford Value Opportunities HLS Fund...      43,950,482       3,706,689
Hartford Equity Income HLS Fund.........       5,035,717         127,171
Merrill Lynch Global Growth V.I. Fund...         604,464         460,657
Merrill Lynch Large Cap Growth V.I.
 Fund...................................       1,414,141         408,293
Jennison 20/20 Focus Portfolio..........         100,623          51,473
Prudential Jennison Growth..............         372,273          94,368
Prudential Value Portfolio..............         314,234           9,206
SP Jennison International Growth
 Portfolio..............................         274,765          32,331
Wells Fargo Asset Allocation Fund.......      23,369,587       1,247,349
Wells Fargo Total Return Bond Fund......      13,220,444       4,706,640
Wells Fargo Equity Income Fund..........       9,225,904         774,851
Wells Fargo Equity Value Fund...........       1,171,566         187,705
Wells Fargo Growth Fund.................         548,944          61,079
Wells Fargo International Equity Fund...       1,458,434         135,054
Wells Fargo Large Company Growth Fund...      13,940,069       1,273,318
Wells Fargo Money Market Fund...........       5,780,713       3,089,112
Wells Fargo Small Cap Growth Fund.......       1,643,861         213,913
                                          --------------  --------------
                                          $5,769,853,973  $3,327,875,209
                                          ==============  ==============

_____________________________________ SA-83 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

  5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                        UNITS        UNITS             NET
FUND                                   ISSUED      REDEEMED    INCREASE (DECREASE)
----                                 -----------  -----------  -------------------
Evergreen VA Foundation Fund.......    3,605,639    1,396,733          2,208,906
Evergreen VA Fund..................      183,724           52            183,672
Evergreen VA Growth Fund...........      766,579      408,266           358,3143
Evergreen VA International Equity
 Fund..............................    1,743,707      453,300          1,290,407
Evergreen VA Omega Fund............    2,446,417      373,670          2,072,747
Evergreen VA Special Values Fund...    1,325,480      103,306          1,222,174
Evergreen VA Special Equity Fund...      674,140       76,434            597,706
Evergreen VA Growth and Income
 Fund..............................    3,038,668    2,635,641            403,027
First American International
 Portfolio.........................      263,804      472,741           (208,937)
First American Large Cap Growth
 Portfolio.........................    1,036,782      512,762            524,020
First American Mid Cap Growth
 Portfolio.........................      852,429      262,305            590,124
First American Small Cap Growth
 Portfolio.........................      939,367      134,191            805,176
First American Technology
 Portfolio.........................    2,767,775      834,376          1,933,399
Hartford Advisers HLS Fund.........  679,968,826  192,027,503        487,941,323
Hartford Bond HLS Fund.............  320,740,630  132,440,171        188,300,459
Hartford Capital Appreciation HLS
 Fund..............................  746,769,274  104,830,329        641,938,945
Hartford Dividend and Growth HLS
 Fund..............................  555,645,176   75,808,964        479,836,212
Hartford Focus HLS Fund............   34,238,191   16,287,888         17,950,303
Hartford Global Advisers HLS
 Fund..............................   35,272,197   20,289,755         14,982,442
Hartford Global Communications HLS
 Fund..............................   22,536,670    7,178,736         15,357,934
Hartford Global Financial Services
 HLS Fund..........................   16,257,539    4,555,702         11,701,837
Hartford Global Health HLS Fund....   45,278,479   17,174,546         28,103,933
Hartford Global Leaders HLS Fund...   99,558,272   32,953,301         66,604,971
Hartford Global Technology HLS
 Fund..............................  125,638,246   53,788,482         71,849,764
Hartford Disciplined Equity HLS
 Fund..............................  161,989,743   35,617,343        126,372,400
Hartford Growth HLS Fund...........  138,788,112   12,231,241        126,556,871
Hartford Growth Opportunities HLS
 Fund..............................   83,909,182    4,055,986         79,853,196
Hartford High Yield HLS Fund.......  324,885,143   83,638,749        241,246,394
Hartford Index HLS Fund............  128,334,955   38,359,768         89,975,187
Hartford International Capital
 Appreciation HLS Fund.............   81,507,153   21,413,638         60,093,515
Hartford International Small
 Company HLS Fund..................   30,997,185   12,581,317         18,415,868
Hartford International
 Opportunities HLS Fund............  256,176,577  225,114,433         31,062,144
Hartford MidCap HLS Fund...........    4,622,537   60,037,959        (55,415,422)
Hartford MidCap Value HLS Fund.....  280,030,911   37,866,240        242,164,671
Hartford Money Market HLS Fund.....  379,776,417  577,109,894       (197,333,477)
Hartford Mortgage Securities HLS
 Fund..............................  101,769,864   87,213,611         14,556,253
Hartford Small Company HLS Fund....  166,163,517   48,772,067        117,391,450
Hartford SmallCap Growth HLS
 Fund..............................  104,581,191   11,956,348         92,624,843
Hartford Stock HLS Fund............  313,919,876  112,372,161        201,547,715
Hartford U.S. Government Securities
 HLS Fund..........................  245,003,260  162,073,970         82,929,290
Hartford Value HLS Fund............   95,406,176   19,463,276         75,942,900
Hartford Value Opportunities HLS
 Fund..............................   47,147,201    4,213,323         42,933,878
Hartford Equity Income HLS Fund....    4,917,098      120,586          4,796,512
Merrill Lynch Global Growth V.I.
 Fund..............................      970,443      700,394            270,049
Merrill Lynch Large Cap Growth V.I.
 Fund..............................    1,983,805      563,619          1,420,186
Jennison 20/20 Focus Portfolio.....      107,918       41,070             66,848
Jennison Portfolio.................      590,143      141,727            448,416
Prudential Value Portfolio.........      413,097        3,452            409,645
SP Jennison International Growth
 Portfolio.........................      453,437       49,391            404,046
Wells Fargo Asset Allocation
 Fund..............................   24,672,021    1,332,461         23,339,560
Wells Fargo Total Return Bond
 Fund..............................   11,815,114    4,205,794          7,609,320
Wells Fargo Equity Income Fund.....   10,107,252    1,002,619          9,104,633
Wells Fargo Equity Value Fund......    1,365,468      206,934          1,158,534
Wells Fargo Growth Fund............      632,386       57,998            574,388
Wells Fargo International Equity
 Fund..............................    1,746,638      145,950          1,600,688
Wells Fargo Large Company Growth
 Fund..............................   16,103,945    1,672,288         14,431,657
Wells Fargo Money Market Fund......    5,599,599    2,842,356          2,757,243
Wells Fargo Small Cap Growth
 Fund..............................    2,000,803      254,840          1,745,963

_____________________________________ SA-84 ____________________________________

    The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                         UNITS          UNITS              NET
FUND                                    ISSUED        REDEEMED     INCREASE (DECREASE)
----                                 -------------  -------------  -------------------
Evergreen VA Capital Growth Fund...        750,274        526,813            223,461
Evergreen VA Foundation Fund.......        456,211        159,565            296,646
Evergreen VA Growth Fund...........        618,440        288,685            329,755
Evergreen VA International Growth
 Fund..............................        760,012        655,266            104,746
Evergreen VA Omega Fund............      1,357,705        274,518          1,083,187
Evergreen VA Small Cap Value
 Fund..............................        294,621          2,767            291,854
Evergreen VA Special Equity Fund...        135,524          6,753            128,771
First American International
 Portfolio.........................        431,023        593,249           (162,226)
First American Large Cap Growth
 Portfolio.........................      1,161,754        708,664            453,090
First American Mid Cap Growth
 Portfolio.........................        405,901          5,178            400,723
First American Small Cap Growth
 Portfolio.........................        306,295          3,121            303,174
First American Technology
 Portfolio.........................      1,054,499      1,185,649           (131,150)
Hartford Advisers HLS Fund.........    517,056,053    405,237,380        111,818,673
Hartford Bond HLS Fund.............    315,450,206    146,261,049        169,189,157
Hartford Capital Appreciation HLS
 Fund..............................    501,924,879    292,938,467        208,986,412
Hartford Dividend and Growth HLS
 Fund..............................    407,116,742    204,265,151        202,851,591
Hartford Focus HLS Fund............     45,507,326     17,759,730         27,747,596
Hartford Global Advisers HLS
 Fund..............................     43,561,928     52,472,556         (8,910,628)
Hartford Global Communications HLS
 Fund..............................     10,658,716      3,895,950          6,762,766
Hartford Global Financial Services
 HLS Fund..........................     13,453,240      6,066,937          7,386,303
Hartford Global Health HLS Fund....     53,820,572     46,010,727          7,809,845
Hartford Global Leaders HLS Fund...     84,723,303     78,779,552          5,943,751
Hartford Global Technology HLS
 Fund..............................     80,108,843     81,996,029         (1,887,186)
Hartford Growth and Income HLS
 Fund..............................    121,804,416     82,882,826         38,921,590
Hartford Growth HLS Fund...........     16,761,036      2,159,484         14,601,552
Hartford Growth Opportunities HLS
 Fund..............................     11,525,136        953,059         10,572,077
Hartford High Yield HLS Fund.......    127,216,888     79,992,444         47,224,444
Hartford Index HLS Fund............     84,631,222     84,511,797            119,425
Hartford International Capital
 Appreciation HLS Fund.............     80,758,283     54,420,126         26,338,157
Hartford International Small
 Company HLS Fund..................     35,434,570     22,376,779         13,057,791
Hartford International
 Opportunities HLS Fund............  1,044,899,894  1,095,264,114        (50,364,220)
Hartford MidCap HLS Fund...........      7,604,272    104,303,041        (96,698,769)
Hartford MidCap Value HLS Fund.....    318,324,670    102,274,196        216,050,474
Hartford Money Market HLS Fund.....  1,464,949,499  1,355,214,399        109,735,100
Hartford Mortgage Securities HLS
 Fund..............................    171,330,834     62,099,467        109,231,367
Hartford Small Company HLS Fund....    123,951,161    103,123,466         20,827,695
Hartford SmallCap Growth HLS
 Fund..............................     22,384,781      4,554,739         17,830,042
Hartford Stock HLS Fund............    277,609,553    241,485,733         36,123,820
Hartford U.S. Government Securities
 HLS Fund..........................    330,579,286     64,011,009        266,568,277
Hartford Value HLS Fund............     96,026,277     31,130,662         64,895,615
Hartford Value Opportunities HLS
 Fund..............................      8,487,206        871,312          7,615,894
Merrill Lynch Global Growth V.I.
 Fund..............................        259,450        483,901           (224,451)
Merrill Lynch Large Cap Growth V.I.
 Fund..............................      1,305,821        594,155            711,666
Jennison 20/20 Focus Portfolio.....        178,927         10,870            168,057
Jennison Portfolio.................        610,486         50,580            559,906
Prudential Value Portfolio.........        220,647         40,667            179,980
Jennison International Growth
 Portfolio.........................          5,905       --                    5,905
Wells Fargo Asset Allocation
 Fund..............................      6,770,242        723,760          6,046,482
Wells Fargo Corporate Bond Fund....      3,178,242        806,386          2,371,856
Wells Fargo Equity Income Fund.....      3,230,298        319,588          2,910,710
Wells Fargo Equity Value Fund......        988,168         89,222            898,946
Wells Fargo Growth Fund............        294,031         55,801            238,230
Wells Fargo International Equity
 Fund..............................        818,651         16,179            802,472
Wells Fargo Large Company Growth
 Fund..............................      6,805,922        694,082          6,111,840
Wells Fargo Money Market Fund......      6,434,362      3,971,235          2,463,127
Wells Fargo Small Cap Growth
 Fund..............................      1,192,109        250,120            941,989

_____________________________________ SA-85 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

  6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
EVERGREEN VA FOUNDATION FUND
  2003  Lowest contract charges          124,543   $0.876353    $      109,143     1.45%      2.61%       14.11%
        Highest contract charges          77,891    0.861982            67,141     2.13%      3.56%       13.32%
        Remaining contract
        charges                        2,439,801      --             2,115,570     --        --           --
  2002  Lowest contract charges           95,123    0.767989            73,053     1.45%      2.02%     (10.96)%
        Highest contract charges          91,867    0.763624            70,152     0.72%     16.52%      (0.24)%
        Remaining contract
        charges                          246,339      --               187,886     --        --           --
  2001  Lowest contract charges          132,410    0.862557           114,211     1.41%      4.77%      (9.88)%
        Highest contract charges           4,273    0.858633             3,669     1.63%      2.57%      (9.64)%
        Remaining contract
        charges                         --            --              --           --        --           --
EVERGREEN VA FUND
  2003  Lowest contract charges           56,495    0.644055            36,386     1.53%     --           25.43%
        Highest contract charges          86,679    1.099485            95,302     1.78%      0.08%       25.17%
        Remaining contract
        charges                           40,499      --                26,028     --        --           --
EVERGREEN VA GROWTH FUND
  2003  Lowest contract charges          193,690    1.109393           214,878     1.26%     --           37.27%
        Highest contract charges          31,679    0.787080            24,934     1.99%     --           36.04%
        Remaining contract
        charges                        1,296,246      --             1,031,379     --        --           --
  2002  Lowest contract charges          456,077    0.808212           368,607     1.26%     --         (27.82)%
        Highest contract charges         319,424    0.579420           185,081     1.77%     --         (28.21)%
        Remaining contract
        charges                          387,803      --               229,147     --        --           --
  2001  Lowest contract charges          658,759    1.119662           737,587     1.24%     --          (7.84)%
        Highest contract charges          13,133    0.807130            10,600     1.62%     --         (10.10)%
        Remaining contract
        charges                          161,658      --               134,865     --        --           --
EVERGREEN VA INTERNATIONAL EQUITY FUND
  2003  Lowest contract charges          424,294    1.224217           519,428     1.25%      1.00%       29.70%
        Highest contract charges          49,965    0.746269            37,288     1.34%      6.82%       29.70%
        Remaining contract
        charges                        2,540,429      --             1,920,643     --        --           --
  2002  Lowest contract charges          666,276    0.943918           628,910     1.25%      1.13%     (11.58)%
        Highest contract charges          98,046    0.581786            57,042     0.79%      4.95%      (7.13)%
        Remaining contract
        charges                          959,958      --               562,584     --        --           --
  2001  Lowest contract charges        1,055,625    1.067563         1,126,946     1.24%      0.93%     (18.90)%
        Highest contract charges          88,453    0.660048            58,383     1.62%      1.06%     (19.18)%
        Remaining contract
        charges                          475,457      --               318,220     --        --           --

_____________________________________ SA-86 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
EVERGREEN VA OMEGA FUND
  2003  Lowest contract charges           30,672   $0.749892    $       23,001     1.25%     --           38.30%
        Highest contract charges          59,737    0.574053            34,292     2.13%     --           37.06%
        Remaining contract
        charges                        4,395,249      --             2,558,321     --        --           --
  2002  Lowest contract charges           29,094    0.542221            15,775     1.25%     --         (26.31)%
        Highest contract charges          10,449    0.418833             4,377     0.86%     --          (3.93)%
        Remaining contract
        charges                        2,373,368      --             1,000,386     --        --           --
  2001  Lowest contract charges          812,650    0.574965           467,245     1.43%     --         (16.02)%
        Highest contract charges         108,211    0.572332            61,933     1.62%     --         (18.17)%
        Remaining contract
        charges                          408,863      --               218,104     --        --           --
EVERGREEN VA SPECIAL VALUES FUND
  2003  Lowest contract charges            1,396    1.374337             1,919     1.32%      0.05%       27.91%
        Highest contract charges           9,432    1.050919             9,912     2.14%      0.12%       26.76%
        Remaining contract
        charges                        1,503,200      --             1,778,269     --        --           --
  2002  Lowest contract charges           19,924    1.074467            21,408     0.68%      0.18%     (17.22)%
        Highest contract charges           5,695    1.065306             6,067     0.79%      0.62%      (4.85)%
        Remaining contract
        charges                          266,235      --               227,853     --        --           --
EVERGREEN VA SPECIAL EQUITY FUND
  2003  Lowest contract charges           76,791    0.758822            58,271     1.45%     --           49.79%
        Highest contract charges          50,236    0.746360            37,494     1.99%     --           48.74%
        Remaining contract
        charges                          636,704      --               478,069     --        --           --
  2002  Lowest contract charges           77,036    0.506601            39,027     1.45%     --         (28.23)%
        Highest contract charges          88,989    0.502514            44,718     1.74%     --         (28.48)%
        Remaining contract
        charges                         --            --              --           --        --           --
  2001  Lowest contract charges           37,254    0.705848            26,295     1.43%     --          (9.43)%
        Highest contract charges        --            --              --           --        --           --
        Remaining contract
        charges                         --            --              --           --        --           --
EVERGREEN VA GROWTH AND INCOME FUND
  2003  Lowest contract charges          345,858    1.058149           365,969     0.11%      0.67%        5.82%
        Highest contract charges          18,302    1.057316            19,351     0.18%      0.67%        5.73%
        Remaining contract
        charges                        1,840,198      --             1,946,381     --        --           --
FIRST AMERICAN INTERNATIONAL PORTFOLIO
  2003  Lowest contract charges        1,369,395    0.648952           888,672     1.25%      1.24%       35.84%
        Highest contract charges          49,371    0.828696            40,914     2.14%      1.52%       34.62%
        Remaining contract
        charges                          721,618      --               566,901     --        --           --
  2002  Lowest contract charges        1,515,285    0.477746           723,922     1.25%      1.26%     (19.50)%
        Highest contract charges          38,381    0.615571            23,626     0.83%      0.88%      (7.33)%
        Remaining contract
        charges                          795,655      --               463,188     --        --           --
  2001  Lowest contract charges        1,778,330    0.593483         1,055,409     1.23%     --         (26.03)%
        Highest contract charges          32,652    0.770052            25,144     1.60%     --         (22.99)%
        Remaining contract
        charges                          700,566      --               495,978     --        --           --

_____________________________________ SA-87 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO
  2003  Lowest contract charges           35,828   $0.465515    $       16,679     0.77%      0.33%       17.65%
        Highest contract charges          42,315    0.542626            22,961     2.13%      0.26%       20.65%
        Remaining contract
        charges                        3,472,993      --             1,707,686     --        --           --
  2002  Lowest contract charges        2,355,791    0.382136           900,233     1.25%      0.20%     (30.53)%
        Highest contract charges          18,044    0.449753             8,115     0.82%      0.49%      (5.04)%
        Remaining contract
        charges                          653,281      --               290,593     --        --           --
  2001  Lowest contract charges        2,147,044    0.550037         1,180,953     1.23%     --         (31.54)%
        Highest contract charges          49,649    0.651886            32,366     1.64%     --         (34.81)%
        Remaining contract
        charges                          377,332      --               236,410     --        --           --
FIRST AMERICAN MID CAP GROWTH PORTFOLIO
  2003  Lowest contract charges           18,730    1.029825            19,289     0.77%     --           27.53%
        Highest contract charges          20,939    1.011666            21,183     2.14%     --           30.14%
        Remaining contract
        charges                          951,176      --               972,926     --        --           --
  2002  Lowest contract charges           82,115    0.783698            64,353     1.24%     --         (30.13)%
        Highest contract charges          17,295    0.777346            13,444     0.87%     --          (0.17)%
        Remaining contract
        charges                          301,312      --               235,220     --        --           --
FIRST AMERICAN SMALL CAP GROWTH PORTFOLIO
  2003  Lowest contract charges           20,166    1.225777            24,719     0.77%     --           51.15%
        Highest contract charges          14,312    1.204154            17,234     2.14%     --           59.28%
        Remaining contract
        charges                        1,081,291      --             1,317,159     --        --           --
  2002  Lowest contract charges          151,244    0.762177           115,275     1.24%     --         (30.81)%
        Highest contract charges          10,799    0.756003             8,164     0.82%     --          (3.05)%
        Remaining contract
        charges                          148,552      --               112,747     --        --           --
  2001  Lowest contract charges              706    1.101593               778     0.18%     --           10.16%
        Highest contract charges           6,715    1.101128             7,394     0.23%     --           10.11%
        Remaining contract
        charges                         --            --              --           --        --           --
FIRST AMERICAN TECHNOLOGY PORTFOLIO
  2003  Lowest contract charges           47,782    0.223883            10,698     0.77%     --           47.08%
        Highest contract charges           9,880    0.366124             3,617     2.15%     --           50.44%
        Remaining contract
        charges                        7,066,226      --             1,869,951     --        --           --
  2002  Lowest contract charges        4,095,000    0.147397           603,591     1.25%     --         (42.86)%
        Highest contract charges           9,880    0.243375             2,405     0.85%     --          (0.90)%
        Remaining contract
        charges                        1,085,608      --               240,196     --        --           --
  2001  Lowest contract charges        4,030,139    0.257951         1,039,578     1.23%     --         (52.25)%
        Highest contract charges           7,744    0.428922             3,322     1.62%     --         (57.11)%
        Remaining contract
        charges                        1,283,756      --               450,162     --        --           --
HARTFORD ADVISERS HLS FUND
  2003  Lowest contract charges           69,022    0.973482            67,191     0.40%      2.60%       18.02%
        Highest contract charges         331,157    1.009434           334,281     2.19%      2.88%       15.92%
        Remaining contract
        charges                    2,348,472,707      --         5,913,102,672     --        --           --
  2002  Lowest contract charges           42,699    0.824851            35,220     0.40%      3.98%     (14.14)%
        Highest contract charges          73,289    0.870842            63,823     0.86%      4.56%      (1.82)%
        Remaining contract
        charges                    1,860,815,571      --         4,894,693,583     --        --           --
  2001  Lowest contract charges       42,120,614    1.009584        42,524,298     0.78%      3.17%      (5.40)%
        Highest contract charges         419,529    1.030542           432,343     1.64%      3.90%      (7.50)%
        Remaining contract
        charges                    1,706,572,743      --         6,158,795,636     --        --           --

_____________________________________ SA-88 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
HARTFORD BOND HLS FUND
  2003  Lowest contract charges           12,938   $1.236653    $       16,000     0.40%      4.05%        7.42%
        Highest contract charges         104,486    1.330849           139,055     2.19%      5.28%        5.50%
        Remaining contract
        charges                      701,477,264      --         1,398,375,460     --        --           --
  2002  Lowest contract charges           12,938    1.151275            14,895     0.40%     --            9.64%
        Highest contract charges           2,550    1.261477             3,217     0.89%     --            6.17%
        Remaining contract
        charges                      513,278,738      --         1,111,875,518     --        --           --
  2001  Lowest contract charges        4,214,866    1.206638         5,085,817     0.78%      3.81%        7.81%
        Highest contract charges         131,019    1.169037           153,166     1.63%      3.86%        5.26%
        Remaining contract
        charges                      339,759,187      --           757,102,842     --        --           --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2003  Lowest contract charges          383,694    1.008428           386,928     0.40%      0.96%       41.81%
        Highest contract charges         307,094    1.488245           457,031     2.18%      0.76%       39.28%
        Remaining contract
        charges                    1,789,913,341      --         5,441,037,657     --        --           --
  2002  Lowest contract charges          326,695    0.711113           232,317     0.39%      2.03%     (20.02)%
        Highest contract charges          55,184    1.068503            58,965     0.85%      1.51%        1.83%
        Remaining contract
        charges                    1,148,283,308      --         3,513,963,015     --        --           --
  2001  Lowest contract charges       23,382,416    1.282035        29,977,076     0.79%      0.87%      (7.68)%
        Highest contract charges         179,869    1.357485           244,169     1.64%      1.39%     (13.30)%
        Remaining contract
        charges                      916,116,492      --         4,709,366,965     --        --           --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2003  Lowest contract charges           15,734    1.030374            16,212     0.40%      1.52%       26.29%
        Highest contract charges         318,581    1.121332           357,235     2.19%      1.84%       24.04%
        Remaining contract
        charges                    1,527,317,326      --         3,017,065,548     --        --           --
  2002  Lowest contract charges           15,734    0.815873            12,837     0.40%      2.17%     (14.57)%
        Highest contract charges          63,805    0.904010            57,681     0.86%      6.60%      (3.61)%
        Remaining contract
        charges                    1,047,735,892      --         1,926,204,580     --        --           --
  2001  Lowest contract charges       16,679,702    1.115257        18,602,155     0.78%      2.82%      (4.80)%
        Highest contract charges         248,254    1.075204           266,924     1.66%      3.07%      (3.64)%
        Remaining contract
        charges                      828,035,882      --         2,022,703,972     --        --           --
HARTFORD FOCUS HLS FUND
  2003  Lowest contract charges        1,424,331    0.984645         1,402,460     0.80%      0.30%       27.34%
        Highest contract charges           8,677    0.952684             8,266     2.19%      0.45%       25.58%
        Remaining contract
        charges                       71,330,660      --            68,725,156     --        --           --
  2002  Lowest contract charges        1,399,517    0.773216         1,082,129     0.80%     --         (25.20)%
        Highest contract charges          46,993    0.756733            35,561     0.87%     --          (1.37)%
        Remaining contract
        charges                       53,366,853      --            40,798,144     --        --           --
  2001  Lowest contract charges           66,582    1.036417            69,007     0.24%      0.89%        3.64%
        Highest contract charges           5,385    1.026392             5,527     1.04%      1.18%        2.64%
        Remaining contract
        charges                       26,993,800      --            27,793,973     --        --           --

_____________________________________ SA-89 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
HARTFORD GLOBAL ADVISERS HLS FUND
  2003  Lowest contract charges        2,456,054   $1.059109    $    2,601,228     0.80%      0.89%       21.29%
        Highest contract charges         288,218    0.877028           252,775     2.14%      0.89%       19.38%
        Remaining contract
        charges                      165,328,272      --           240,755,164     --        --           --
  2002  Lowest contract charges        1,994,219    0.873218         1,741,388     0.80%      0.05%      (9.67)%
        Highest contract charges          72,074    0.734673            52,951     0.88%     --          (2.18)%
        Remaining contract
        charges                      151,023,810      --           194,329,400     --        --           --
  2001  Lowest contract charges        1,571,064    0.966735         1,518,803     0.79%      0.88%      (7.00)%
        Highest contract charges           6,139    0.995870             6,114     1.65%      1.09%      (7.92)%
        Remaining contract
        charges                      160,423,528      --           234,632,196     --        --           --
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  2003  Lowest contract charges          101,293    0.794595            80,487     0.80%     --           59.10%
        Highest contract charges             726    0.768805               558     2.25%     --           56.89%
        Remaining contract
        charges                       24,561,378      --            19,111,487     --        --           --
  2002  Lowest contract charges           78,380    0.499444            39,147     0.80%      0.79%     (29.93)%
        Highest contract charges           9,549    0.488756             4,667     0.85%      1.44%       18.03%
        Remaining contract
        charges                        9,217,534      --             4,550,152     --        --           --
  2001  Lowest contract charges           26,164    0.712739            18,648     0.50%      1.81%     (28.73)%
        Highest contract charges             724    0.707744               513     1.23%      3.63%     (29.23)%
        Remaining contract
        charges                        2,515,807      --             1,784,771     --        --           --
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  2003  Lowest contract charges          379,106    0.993064           376,476     0.79%      2.43%       29.25%
        Highest contract charges             538    0.960838               517     2.28%      2.35%       27.45%
        Remaining contract
        charges                       24,705,819      --            23,976,018     --        --           --
  2002  Lowest contract charges          127,635    0.768332            98,066     0.80%      1.64%     (19.52)%
        Highest contract charges          22,791    0.751881            17,136     0.86%      3.44%      (7.15)%
        Remaining contract
        charges                       13,233,201      --            10,041,298     --        --           --
  2001  Lowest contract charges           42,639    0.954679            40,707     0.51%      0.98%      (4.53)%
        Highest contract charges             536    0.947993               509     1.19%      2.86%      (5.20)%
        Remaining contract
        charges                        5,954,146      --             5,659,477     --        --           --
HARTFORD GLOBAL HEALTH HLS FUND
  2003  Lowest contract charges        2,169,550    1.612989         3,499,460     0.80%      0.14%       31.26%
        Highest contract charges             860    1.546677             1,330     2.19%      0.20%       29.43%
        Remaining contract
        charges                      133,003,567      --           208,967,835     --        --           --
  2002  Lowest contract charges        2,043,776    1.228884         2,511,564     0.80%      0.01%     (17.64)%
        Highest contract charges         149,081    1.190305           177,451     0.86%     --          (1.03)%
        Remaining contract
        charges                      104,877,185      --           126,739,227     --        --           --
  2001  Lowest contract charges           62,882    1.083740            68,148     0.24%     --            8.37%
        Highest contract charges          24,017    1.468325            35,264     1.66%     --            6.17%
        Remaining contract
        charges                       99,173,295      --           146,624,209     --        --           --

_____________________________________ SA-90 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
HARTFORD GLOBAL LEADERS HLS FUND
  2003  Lowest contract charges       13,913,505   $1.060196    $   14,751,043     0.80%      0.45%       34.49%
        Highest contract charges       1,723,586    0.699918         1,206,369     2.13%      0.62%       32.36%
        Remaining contract
        charges                      324,477,566      --           378,580,350     --        --           --
  2002  Lowest contract charges       12,574,585    0.788283         9,912,332     0.80%      0.95%     (20.15)%
        Highest contract charges         727,633    0.528790           384,765     0.84%      3.28%      (5.48)%
        Remaining contract
        charges                      260,207,471      --           249,945,603     --        --           --
  2001  Lowest contract charges       10,672,610    0.987167        10,535,648     0.79%      0.71%     (17.25)%
        Highest contract charges          18,825    1.456653            27,422     1.62%      1.61%     (17.20)%
        Remaining contract
        charges                      256,874,500      --           331,777,781     --        --           --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2003  Lowest contract charges        1,548,206    0.465583           720,819     0.80%     --           60.21%
        Highest contract charges       1,490,312    0.444032           661,746     2.11%     --           57.67%
        Remaining contract
        charges                      194,577,468      --            88,242,174     --        --           --
  2002  Lowest contract charges        1,350,789    0.290600           392,539     0.80%     --         (39.08)%
        Highest contract charges          33,246    0.281616             9,363     0.86%     --          (1.76)%
        Remaining contract
        charges                      124,382,185      --            35,555,255     --        --           --
  2001  Lowest contract charges        1,550,587    0.477000           739,630     0.79%     --         (23.43)%
        Highest contract charges           5,656    0.469396             2,655     1.62%     --         (35.42)%
        Remaining contract
        charges                      126,097,166      --            59,578,203     --        --           --
HARTFORD DISCIPLINED EQUITY HLS FUND
  2003  Lowest contract charges           26,507    0.883048            23,407     0.40%      1.45%       28.31%
        Highest contract charges          77,977    1.020369            79,566     2.18%      1.77%       26.02%
        Remaining contract
        charges                      443,401,122      --           444,152,104     --        --           --
  2002  Lowest contract charges           18,948    0.688243            13,041     0.39%      0.26%     (24.95)%
        Highest contract charges         186,066    0.639773           119,040     0.84%     --          (3.72)%
        Remaining contract
        charges                      316,928,194      --           260,340,171     --        --           --
  2001  Lowest contract charges       11,798,604    0.989645        11,676,429     0.78%     --          (8.75)%
        Highest contract charges          86,414    1.096317            94,737     1.65%     --         (13.92)%
        Remaining contract
        charges                      266,326,604      --           303,993,004     --        --           --
HARTFORD GROWTH HLS FUND
  2003  Lowest contract charges        2,775,711    1.134468         3,148,956     0.79%     --           31.75%
        Highest contract charges          48,678    1.109219            53,995     2.18%     --           29.92%
        Remaining contract
        charges                      138,334,035      --           154,637,271     --        --           --
  2002  Lowest contract charges          100,371    0.861086            86,428     0.53%     --         (13.89)%
        Highest contract charges         102,596    0.852627            87,476     0.87%     --            1.96%
        Remaining contract
        charges                       14,398,585      --            12,327,660     --        --           --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2003  Lowest contract charges          411,425    1.099190           452,234     0.79%     --           42.65%
        Highest contract charges          64,756    1.074744            69,596     2.19%     --           40.67%
        Remaining contract
        charges                       89,949,092      --            97,370,887     --        --           --
  2002  Lowest contract charges           31,101    0.770576            23,965     0.53%     --         (22.94)%
        Highest contract charges          52,062    0.763056            39,726     0.86%     --          (3.22)%
        Remaining contract
        charges                       10,488,915      --             8,032,345     --        --           --

_____________________________________ SA-91 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
HARTFORD HIGH YIELD HLS FUND
  2003  Lowest contract charges        7,574,423   $1.175599    $    8,904,484     0.80%      4.01%       22.20%
        Highest contract charges         199,446    1.175175           234,384     2.19%      4.87%       20.51%
        Remaining contract
        charges                      369,324,199      --           429,033,553     --        --           --
  2002  Lowest contract charges        3,347,643    0.962004         3,220,446     0.80%      5.01%      (7.63)%
        Highest contract charges       1,735,417    0.923229         1,602,187     0.89%     --            4.58%
        Remaining contract
        charges                      130,768,619      --           126,801,564     --        --           --
  2001  Lowest contract charges        1,358,466    1.041495         1,414,835     0.78%      0.06%        1.87%
        Highest contract charges          10,401    1.068491            11,114     1.62%      0.04%      (4.54)%
        Remaining contract
        charges                       87,258,366      --            93,059,062     --        --           --
HARTFORD INDEX HLS FUND
  2003  Lowest contract charges        3,354,146    0.874199         2,932,191     0.80%      1.42%       27.11%
        Highest contract charges           1,961    0.905410             1,775     2.20%      2.19%       25.35%
        Remaining contract
        charges                      352,210,318      --           771,875,452     --        --           --
  2002  Lowest contract charges        3,413,436    0.687734         2,347,536     0.80%      1.15%     (23.07)%
        Highest contract charges       1,347,941    0.613581           827,071     0.89%      2.50%      (3.86)%
        Remaining contract
        charges                      260,829,861      --           578,502,984     --        --           --
  2001  Lowest contract charges        3,040,902    0.893931         2,718,357     0.79%      1.11%     (13.01)%
        Highest contract charges          38,085    0.950213            36,189     1.67%      1.65%     (16.59)%
        Remaining contract
        charges                      262,392,824      --           866,859,280     --        --           --
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  2003  Lowest contract charges          418,406    1.054481           441,202     0.80%     --           49.82%
        Highest contract charges         448,890    1.015586           455,886     2.12%     --           47.45%
        Remaining contract
        charges                       96,681,250      --            99,623,089     --        --           --
  2002  Lowest contract charges          278,253    0.703817           195,839     0.80%      0.52%     (17.88)%
        Highest contract charges          60,358    0.688763            41,572     0.88%      0.33%      (7.89)%
        Remaining contract
        charges                       37,116,418      --            25,802,823     --        --           --
  2001  Lowest contract charges           68,739    0.857006            58,909     0.51%      0.21%     (14.30)%
        Highest contract charges              26    0.851001                22     1.41%      0.02%     (14.90)%
        Remaining contract
        charges                       11,048,106      --             9,425,855     --        --           --
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  2003  Lowest contract charges           90,483    1.342473           121,471     0.79%      1.33%       52.51%
        Highest contract charges           1,871    1.298923             2,430     2.20%      1.01%       50.40%
        Remaining contract
        charges                       32,992,523      --            43,375,646     --        --           --
  2002  Lowest contract charges           56,842    0.880232            50,034     0.79%     --          (5.84)%
        Highest contract charges           1,874    0.863668             1,618     0.88%     --          (8.10)%
        Remaining contract
        charges                       14,610,296      --            12,722,640     --        --           --
  2001  Lowest contract charges            4,951    0.934805             4,628     0.49%      0.46%      (6.52)%
        Highest contract charges              23    0.928261                21     --         1.15%      (7.17)%
        Remaining contract
        charges                        1,606,246      --             1,495,412     --        --           --

_____________________________________ SA-92 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2003  Lowest contract charges        3,103,787   $0.855464    $    2,655,178     0.80%      0.96%       32.04%
        Highest contract charges       1,033,232    0.656540           678,358     2.14%      1.32%       29.95%
        Remaining contract
        charges                      359,838,338      --           483,740,747     --        --           --
  2002  Lowest contract charges        2,968,365    0.647904         1,923,215     0.80%      1.98%     (18.59)%
        Highest contract charges         520,613    0.505242           263,036     0.86%      3.80%      (7.19)%
        Remaining contract
        charges                      329,424,237      --           370,729,127     --        --           --
  2001  Lowest contract charges        3,053,410    0.795813         2,429,943     0.79%      0.13%     (19.38)%
        Highest contract charges       1,102,992    0.629153           693,951     1.62%      0.25%     (19.71)%
        Remaining contract
        charges                      379,121,033      --           539,409,451     --        --           --
HARTFORD MIDCAP HLS FUND
  2003  Lowest contract charges        7,731,716    1.787105        13,817,389     0.80%      0.25%       36.58%
        Highest contract charges          25,796    1.086282            28,022     2.14%     --           34.41%
        Remaining contract
        charges                      363,998,611      --           885,605,540     --        --           --
  2002  Lowest contract charges        8,742,508    1.308507        11,439,632     0.80%      0.12%     (14.90)%
        Highest contract charges           2,025    1.493024             3,023     0.81%     --          (2.56)%
        Remaining contract
        charges                      418,427,011      --           751,934,895     --        --           --
  2001  Lowest contract charges        9,829,099    1.537677        15,113,980     0.79%     --          (4.39)%
        Highest contract charges          23,690    1.774521            42,039     1.66%     --          (6.33)%
        Remaining contract
        charges                      514,017,518      --         1,094,800,873     --        --           --
HARTFORD MIDCAP VALUE HLS FUND
  2003  Lowest contract charges            2,743    1.232914             3,381     0.39%     --           42.72%
        Highest contract charges          83,328    1.180250            98,348     2.18%     --           40.18%
        Remaining contract
        charges                      541,344,418      --           647,204,394     --        --           --
  2002  Lowest contract charges        8,838,417    0.858141         7,584,608     0.79%      0.42%     (13.71)%
        Highest contract charges         364,865    0.839851           306,432     0.86%      0.41%      (4.37)%
        Remaining contract
        charges                      290,062,544      --           246,180,642     --        --           --
  2001  Lowest contract charges        1,808,237    0.994493         1,798,279     0.50%      0.36%      (0.55)%
        Highest contract charges          17,991    0.987521            17,767     1.15%      0.42%      (1.25)%
        Remaining contract
        charges                       81,389,122      --            80,622,030     --        --           --
HARTFORD MONEY MARKET HLS FUND
  2003  Lowest contract charges           26,057    1.032133            26,894     0.40%      0.75%        0.35%
        Highest contract charges         118,895    1.095596           130,261     2.19%      0.70%      (1.44)%
        Remaining contract
        charges                      364,952,623      --           543,786,675     --        --           --
  2002  Lowest contract charges           79,387    1.028575            81,655     0.40%      1.44%        1.06%
        Highest contract charges       1,133,656    1.047171         1,187,131     0.87%      0.36%      (0.50)%
        Remaining contract
        charges                      561,218,004      --           863,479,611     --        --           --
  2001  Lowest contract charges           96,207    1.017775            97,917     0.19%      0.85%        1.78%
        Highest contract charges         547,323    1.117678           611,731     1.66%      2.41%        1.64%
        Remaining contract
        charges                      452,052,418      --           728,176,432     --        --           --

_____________________________________ SA-93 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
HARTFORD MORTGAGE SECURITIES HLS FUND
  2003  Lowest contract charges           26,327   $1.145846    $       30,167     0.40%      5.85%        1.88%
        Highest contract charges          24,147    1.241352            29,975     2.21%      3.97%        0.06%
        Remaining contract
        charges                      212,508,051      --           376,945,104     --        --           --
  2002  Lowest contract charges        1,617,294    1.260611         2,038,778     0.79%      2.77%        7.29%
        Highest contract charges         295,769    1.205494           356,548     0.87%     --            1.82%
        Remaining contract
        charges                      196,089,204      --           393,375,343     --        --           --
  2001  Lowest contract charges          312,542    1.174922           367,212     0.76%      3.68%        6.64%
        Highest contract charges          10,155    1.170161            11,883     1.55%     --            4.72%
        Remaining contract
        charges                       88,448,210      --           190,667,238     --        --           --
HARTFORD SMALL COMPANY HLS FUND
  2003  Lowest contract charges        3,676,318    1.062582         3,906,390     0.80%     --           54.63%
        Highest contract charges          49,486    1.185537            58,668     2.18%     --           52.48%
        Remaining contract
        charges                      462,442,634      --           553,644,793     --        --           --
  2002  Lowest contract charges        3,153,343    0.687194         2,166,958     0.80%     --         (30.79)%
        Highest contract charges           2,874    0.777497             2,235     0.89%     --          (6.43)%
        Remaining contract
        charges                      345,620,769      --           309,999,344     --        --           --
  2001  Lowest contract charges        2,746,104     0.99285         2,726,469     0.79%     --         (15.60)%
        Highest contract charges          38,427    1.136848            43,685     1.66%     --         (13.05)%
        Remaining contract
        charges                      325,164,762      --           468,682,301     --        --           --
HARTFORD SMALLCAP GROWTH HLS FUND
  2003  Lowest contract charges          224,898    1.089679           245,067     0.79%     --           48.86%
        Highest contract charges          43,261    1.065429            46,092     2.19%     --           46.80%
        Remaining contract
        charges                      110,186,728      --           118,527,859     --        --           --
  2002  Lowest contract charges           75,989    0.731998            55,624     0.53%     --         (26.80)%
        Highest contract charges          63,679    0.727847            46,349     0.88%     --          (0.11)%
        Remaining contract
        charges                       17,690,375      --            12,902,862     --        --           --
HARTFORD STOCK HLS FUND
  2003  Lowest contract charges           25,578    0.859567            21,986     0.40%      1.23%       25.97%
        Highest contract charges          51,081    0.885188            45,216     2.19%      1.50%       23.72%
        Remaining contract
        charges                    1,182,412,244      --         3,203,380,573     --        --           --
  2002  Lowest contract charges           25,578    0.682368            17,453     0.40%      1.83%     (24.55)%
        Highest contract charges       1,960,168    0.614967         1,205,439     0.88%      2.59%      (4.19)%
        Remaining contract
        charges                      978,955,442      --         2,617,146,980     --        --           --
  2001  Lowest contract charges       33,740,159    0.912775        30,797,173     0.79%      1.04%     (12.93)%
        Highest contract charges         160,074    0.963541           154,238     1.65%      1.53%     (15.36)%
        Remaining contract
        charges                      910,917,142      --         3,880,650,577     --        --           --
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2003  Lowest contract charges           65,824    1.097111            72,217     0.40%      1.59%        1.74%
        Highest contract charges          97,817    1.065542           104,228     2.20%      2.11%      (0.08)%
        Remaining contract
        charges                      349,333,923      --           375,445,618     --        --           --
  2002  Lowest contract charges           30,357     1.07836            32,735     0.20%     --            7.84%
        Highest contract charges       1,017,335    1.065316         1,083,783     0.87%     --            3.24%
        Remaining contract
        charges                      265,520,586      --           284,355,468     --        --           --

_____________________________________ SA-94 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
HARTFORD VALUE HLS FUND
  2003  Lowest contract charges        3,076,785   $0.982249    $    3,022,169     0.80%      0.87%       27.58%
        Highest contract charges          51,218    0.950372            48,677     2.18%      1.19%       25.81%
        Remaining contract
        charges                      172,299,593      --           165,563,822     --        --           --
  2002  Lowest contract charges        2,260,939    0.769902         1,740,701     0.80%      1.47%     (23.25)%
        Highest contract charges           2,999    0.755408             2,266     0.89%      2.16%      (7.57)%
        Remaining contract
        charges                       97,220,756      --            73,990,133     --        --           --
  2001  Lowest contract charges          530,130    1.003185           531,818     0.50%      0.82%        0.32%
        Highest contract charges          30,096    0.996158            29,981     1.15%      0.90%      (0.38)%
        Remaining contract
        charges                       34,028,854      --            33,998,902     --        --           --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2003  Lowest contract charges          152,768    1.125434           171,930     0.79%      0.43%       40.75%
        Highest contract charges          41,721    1.100381            45,909     2.18%      0.59%       38.79%
        Remaining contract
        charges                       50,355,282      --            55,831,022     --        --           --
  2002  Lowest contract charges           40,540    0.799620            32,417     0.53%     --         (20.04)%
        Highest contract charges          76,576    0.791806            60,633     0.87%     --          (1.89)%
        Remaining contract
        charges                        7,498,775      --             5,962,668     --        --           --
HARTFORD EQUITY INCOME HLS FUND
  2003  Lowest contract charges          138,594    1.075091           149,001     0.13%      0.23%        7.51%
        Highest contract charges           7,893    1.072753             8,467     0.36%      0.25%        7.28%
        Remaining contract
        charges                        4,650,025      --             4,993,276     --        --           --
MERRILL LYNCH GLOBAL GROWTH V.I. FUND
  2003  Lowest contract charges          614,675    0.750243           461,156     1.25%      1.04%       31.90%
        Highest contract charges          11,870    0.942094            11,183     2.15%      1.06%       30.72%
        Remaining contract
        charges                          839,392      --               660,334     --        --           --
  2002  Lowest contract charges          718,942    0.568797           408,932     1.25%      0.10%     (28.64)%
        Highest contract charges          12,741    0.720701             9,182     0.90%      0.16%      (6.71)%
        Remaining contract
        charges                          464,205      --               276,780     --        --           --
  2001  Lowest contract charges        1,016,735    0.797023           810,362     1.24%      0.97%     (23.99)%
        Highest contract charges          24,178    0.792965            19,173     1.44%      1.93%     (22.44)%
        Remaining contract
        charges                          379,423      --               301,433     --        --           --
MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
  2003  Lowest contract charges        1,309,622    0.827154         1,083,259     1.25%      0.60%       33.08%
        Highest contract charges         263,758    0.996266           262,773     2.14%      0.84%       31.88%
        Remaining contract
        charges                        2,746,223      --             2,462,570     --        --           --
  2002  Lowest contract charges        1,482,823    0.621568           921,675     1.25%     --         (24.35)%
        Highest contract charges          24,581    0.755410            18,569     0.90%     --          (5.42)%
        Remaining contract
        charges                        1,392,014      --               920,046     --        --           --
  2001  Lowest contract charges        1,577,287    0.821590         1,295,883     1.23%      0.02%     (10.45)%
        Highest contract charges         238,986    0.817400           195,347     1.42%     --         (13.18)%
        Remaining contract
        charges                          371,477      --               304,243     --        --           --

_____________________________________ SA-95 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
JENNISON 20/20 FOCUS PORTFOLIO
  2003  Lowest contract charges           61,536   $0.925485    $       56,951     1.45%     --           26.95%
        Highest contract charges          30,487    0.916041            27,927     1.94%     --           26.31%
        Remaining contract
        charges                          199,725      --               186,938     --        --           --
  2002  Lowest contract charges           87,656    0.729037            63,904     1.44%     --         (23.69)%
        Highest contract charges          19,610    0.738631            14,485     0.64%     --          (3.07)%
        Remaining contract
        charges                          117,635      --                86,820     --        --           --
  2001  Lowest contract charges           27,925    0.955402            26,680     1.24%     --          (8.13)%
        Highest contract charges          22,178    0.972196            21,561     1.46%      0.24%      (2.78)%
        Remaining contract
        charges                            6,741      --                 6,561     --        --           --
JENNISON PORTFOLIO
  2003  Lowest contract charges          220,306    0.544644           119,988     1.45%     --           27.74%
        Highest contract charges          45,074    0.765556            34,507     2.14%     --           26.85%
        Remaining contract
        charges                          937,785      --               649,337     --        --           --
  2002  Lowest contract charges          264,258    0.426367           112,671     1.44%     --         (32.16)%
        Highest contract charges          16,595    0.603510            10,015     0.23%     --          (7.59)%
        Remaining contract
        charges                          473,895      --               241,224     --        --           --
  2001  Lowest contract charges           43,564    0.627038            27,316     1.41%     --         (24.67)%
        Highest contract charges         104,715    0.894012            93,616     1.47%     --         (10.60)%
        Remaining contract
        charges                           46,564      --                41,681     --        --           --
PRUDENTIAL VALUE PORTFOLIO
  2003  Lowest contract charges          220,087    0.906539           199,517     1.45%      1.16%       25.80%
        Highest contract charges           9,366    0.898432             8,415     1.80%      8.90%       25.17%
        Remaining contract
        charges                          424,004      --               380,893     --        --           --
  2002  Lowest contract charges          141,641    0.720648           102,073     1.44%      1.94%     (23.47)%
        Highest contract charges          81,116    0.716442            58,115     1.76%      4.25%     (23.74)%
        Remaining contract
        charges                           21,055      --                15,125     --        --           --
  2001  Lowest contract charges           40,584    0.940687            38,177     0.93%      1.43%      (5.93)%
        Highest contract charges           6,208    0.939426             5,832     1.15%      0.88%      (6.06)%
        Remaining contract
        charges                           17,040      --                16,023     --        --           --
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
  2003  Lowest contract charges              745    0.770623               574     1.40%     --           37.14%
        Highest contract charges          18,429    0.759647            13,999     2.13%     --           36.18%
        Remaining contract
        charges                          390,776      --               298,376     --        --           --
  2002  Lowest contract charges              315    0.561912               177     0.94%     --         (23.95)%
        Highest contract charges           3,087    0.557809             1,722     0.36%     --         (11.28)%
        Remaining contract
        charges                            2,503      --                 1,400     --        --           --
WELLS FARGO ASSET ALLOCATION FUND
  2003  Lowest contract charges            3,384    1.071693             3,626     0.76%      2.15%       16.39%
        Highest contract charges         784,006    1.053054           825,601     2.13%      1.79%       19.50%
        Remaining contract
        charges                       28,598,650      --            30,335,750     --        --           --
  2002  Lowest contract charges          418,008    0.888189           371,270     1.23%      2.77%     (13.94)%
        Highest contract charges          49,337    0.881215            43,476     0.87%      1.57%      (2.17)%
        Remaining contract
        charges                        5,579,137      --             4,933,347     --        --           --

_____________________________________ SA-96 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
WELLS FARGO TOTAL RETURN BOND FUND
  2003  Lowest contract charges           43,687   $1.122119    $       49,022     0.76%      2.06%        2.33%
        Highest contract charges         306,516    1.102596           337,963     2.14%      3.76%        6.11%
        Remaining contract
        charges                        9,630,973      --            10,700,849     --        --           --
  2002  Lowest contract charges          163,782    1.047365           171,540     1.23%      5.83%        6.44%
        Highest contract charges          59,272    1.039141            61,592     0.88%      2.28%        5.16%
        Remaining contract
        charges                        2,148,803      --             2,241,760     --        --           --
WELLS FARGO EQUITY INCOME FUND
  2003  Lowest contract charges           35,587    1.057980            37,650     0.75%      1.64%       22.30%
        Highest contract charges          95,511    1.039584            99,292     2.11%      1.99%       23.53%
        Remaining contract
        charges                       11,884,244      --            12,441,239     --        --           --
  2002  Lowest contract charges          158,180    0.848230           134,173     1.21%      3.28%     (20.27)%
        Highest contract charges          79,868    0.842096            67,256     0.82%      1.68%      (6.20)%
        Remaining contract
        charges                        2,672,662      --             2,257,175     --        --           --
WELLS FARGO EQUITY VALUE FUND
  2003  Lowest contract charges          229,232    0.986725           226,188     1.24%      1.76%       24.01%
        Highest contract charges          37,452    0.971940            36,401     1.33%      1.63%       21.42%
        Remaining contract
        charges                        1,790,795      --             1,751,512     --        --           --
  2002  Lowest contract charges          124,088    0.795690            98,736     1.24%      2.02%     (25.04)%
        Highest contract charges           2,533    0.789927             2,001     0.76%      2.56%      (5.35)%
        Remaining contract
        charges                          772,324      --               611,999     --        --           --
WELLS FARGO GROWTH FUND
  2003  Lowest contract charges           34,897    0.954392            33,305     1.25%     --           22.05%
        Highest contract charges           3,576    0.940077             3,362     1.37%     --           16.32%
        Remaining contract
        charges                          774,143      --               731,915     --        --           --
  2002  Lowest contract charges           39,135    0.781954            30,602     1.23%      0.04%     (26.76)%
        Highest contract charges          74,808    0.776943            58,122     1.77%      0.07%     (27.16)%
        Remaining contract
        charges                          124,286      --                96,958     --        --           --
WELLS FARGO INTERNATIONAL EQUITY FUND
  2003  Lowest contract charges            3,398    1.043964             3,548     0.75%     --           31.13%
        Highest contract charges           1,477    1.025816             1,515     2.12%      0.36%       28.67%
        Remaining contract
        charges                        2,398,288      --             2,477,934     --        --           --
  2002  Lowest contract charges          150,482    0.803592           120,926     1.23%      0.15%     (23.88)%
        Highest contract charges             478    0.797279               381     0.83%     --          (8.51)%
        Remaining contract
        charges                          651,512      --               520,885     --        --           --
WELLS FARGO LARGE COMPANY GROWTH FUND
  2003  Lowest contract charges           39,960    1.000693            39,988     0.75%     --           18.69%
        Highest contract charges          91,949    0.983280            90,412     2.11%     --           23.60%
        Remaining contract
        charges                       20,411,588      --            20,211,359     --        --           --
  2002  Lowest contract charges          289,414    0.801836           232,063     1.22%     --         (28.91)%
        Highest contract charges           1,949    0.795528             1,550     0.89%     --          (2.61)%
        Remaining contract
        charges                        5,820,477      --             4,646,062     --        --           --

_____________________________________ SA-97 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
WELLS FARGO MONEY MARKET FUND
  2003  Lowest contract charges           19,943   $0.994392    $       19,831     0.74%      0.25%      (0.49)%
        Highest contract charges          78,870    0.977074            77,062     2.14%      0.46%      (1.63)%
        Remaining contract
        charges                        5,121,555      --             5,052,534     --        --           --
  2002  Lowest contract charges           43,990    1.001163            44,041     1.14%      0.99%      (0.01)%
        Highest contract charges          22,097    0.993284            21,948     0.87%      0.40%      (0.43)%
        Remaining contract
        charges                        2,397,040      --             2,391,838     --        --           --
WELLS FARGO SMALL CAP GROWTH FUND
  2003  Lowest contract charges            3,502    0.991168             3,471     0.75%     --           35.59%
        Highest contract charges           1,666    0.973914             1,623     2.13%     --           39.25%
        Remaining contract
        charges                        2,682,783      --             2,632,720     --        --           --
  2002  Lowest contract charges           15,028    0.704972            10,594     1.24%     --         (38.99)%
        Highest contract charges             540    0.699427               378     0.84%     --          (2.11)%
        Remaining contract
        charges                          926,421      --               650,486     --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

Summary of the Account's expense charges, including Mortality and Expense risk charges, Riders (if applicable), and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.40% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Principal First Charge, MAV 70 Death Benefit Charge, MAV/ EPB Death Benefit Charge, Optional Death Benefit Charge and Earnings Protection Benefit Charge. These deductions range from 0.15% to 0.85%.
These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee of $30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

_____________________________________ SA-98 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis balance sheets of Hartford Life and Annuity Insurance Company ("the Company") as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and of cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The statutory balance sheets of the Company for the year ended December 31, 2001 and the related statutory statements of operations, changes in capital and surplus, and of cash flows for the year then ended were audited by other auditors whose report, dated Janauary 28, 2002, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the adoption of codification, as discussed in Note 2 to the financial statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, the accompanying financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.

In our opinion, such financial statements present fairly, in all material respects, the balance sheets of Hartford Life and Annuity Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 2.

Deloitte & Touche LLP
Hartford, Connecticut
March 26, 2004

                     THIS IS A COPY OF A PREVIOUSLY ISSUED
                        ANDERSEN REPORT AND THIS REPORT
                       HAS NOT BEEN REISSUED BY ANDERSEN.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of selected financial data, the summary investment schedule and the schedule of investment risks interrogatories, as of and for the year ended December 31, 2001, are presented for purposes of additional analysis and are not a required part of the basic financial statements. This information has been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2003          2002
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 5,639,213   $ 4,928,629
   Common and Preferred Stocks                             11,194        17,393
   Mortgage Loans                                          95,737       137,595
   Real Estate                                             25,360        25,312
   Policy Loans                                           294,714       266,756
   Cash and Short-Term Investments                        392,494       485,025
   Other Invested Assets                                   22,743        16,950
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     6,481,455     5,877,660
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       69,221        64,019
   Federal Income Taxes Recoverable                        54,470        33,035
   Deferred Tax Asset                                      55,301        29,910
   Other Assets                                           290,043       433,080
   Separate Account Assets                             52,234,564    35,919,868
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $59,185,054   $42,357,572
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 6,421,474   $ 6,131,338
   Liability for Deposit Type Contracts                   100,128        59,240
   Policy and Contract Claim Liabilities                   27,834        33,856
   Asset Valuation Reserve                                 16,542           270
   Payable to Affiliates                                   29,702        26,707
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,741,278)   (1,227,985)
   Other Liabilities                                    1,052,307       826,009
   Separate Account Liabilities                        52,234,564    35,919,868
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    58,141,273    41,769,303
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                1,371,883     1,221,883
   Unassigned Funds                                      (330,602)     (636,114)
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS     1,043,781       588,269
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $59,185,054   $42,357,572
 ------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                         FOR THE YEARS ENDED DECEMBER 31,
 -------------------------------------------------------------------------------------------
                                                         2003          2002         2001
 -------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $12,115,706   $4,626,830   $12,741,782
   Considerations for Supplementary Contracts with
    Life Contingencies                                        360          123        33,695
   Net Investment Income                                  330,741      241,414       188,799
   Commissions and Expense Allowances on
    Reinsurance Ceded                                      62,762      197,594        78,607
   Reserve Adjustment on Reinsurance Ceded               (911,456)   3,403,682       600,569
   Fee Income                                             963,407      829,267       817,436
   Other Revenues                                          33,435       10,367         6,435
 -------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    12,594,955    9,309,277    14,467,323
 -------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             231,390      215,874       174,288
   Disability and Other Benefits                           11,998       11,926        11,296
   Surrenders and Other Fund Withdrawals                4,378,823    4,743,944     4,142,327
   Commissions                                            753,838      583,605     1,222,698
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                          290,135    1,785,002     2,147,722
   General Insurance Expenses                             431,698      341,349       330,636
   Net Transfers to Separate Accounts                   6,601,021    2,298,625     2,613,765
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                              (420,032)    (522,245)    4,591,861
   Other Expenses                                          38,492       22,715        78,503
 -------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    12,317,363    9,480,795    15,313,096
 -------------------------------------------------------------------------------------------
   Net Gain (Loss) from Operations Before Federal
    Income Tax (Benefit) Expense                          277,592     (171,518)     (845,773)
   Federal Income Tax (Benefit) Expense                   (19,953)      28,712      (196,458)
 -------------------------------------------------------------------------------------------
                    NET GAIN (LOSS) FROM OPERATIONS       297,545     (200,230)     (649,315)
 -------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                 (22,713)     (56,843)      (10,238)
 -------------------------------------------------------------------------------------------
                                  NET INCOME (LOSS)   $   274,832   $ (257,073)  $  (659,553)
 -------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                       FOR THE YEARS ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------
                                                         2003         2002        2001
 ----------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 ----------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $    2,500   $    2,500   $   2,500
 ----------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 ----------------------------------------------------------------------------------------
   Beginning of Year                                   1,221,883      986,883     226,043
   Capital Contribution                                  150,000      235,000     760,840
 ----------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    1,371,883    1,221,883     986,883
 ----------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           (636,114)    (318,168)    310,720

   Net Income                                            274,832     (257,073)   (659,553)
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets            (4,797)      (4,421)    (22,085)
   Change in Net Deferred Income Tax                     (28,483)     191,399     209,019
   Change in Reserve Valuation Basis                          --           --     (11,721)
   Change in Asset Valuation Reserve                     (16,272)        (270)      2,743
   Change in Non-Admitted Assets                          43,187     (210,628)   (154,455)
   Change in Liability for Reinsurance in
    Unauthorized Companies                                36,880      (36,953)         (2)
   Cumulative Effect of Change in Accounting
    Principles                                               165           --       7,166
 ----------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     (330,602)    (636,114)   (318,168)
 ----------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 ----------------------------------------------------------------------------------------
   End of Year                                        $1,043,781   $  588,269   $ 671,215
 ----------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                            FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                             2003         2002         2001
-------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $12,116,359  $ 4,627,995  $12,732,469
  Net Investment Income                       373,648      242,062      166,707
  Miscellaneous Income                        142,119    4,436,314    1,533,562
                                          -----------  -----------  -----------
    Total Income                           12,632,126    9,306,371   14,432,738
                                          -----------  -----------  -----------
  Benefits Paid                             4,611,634    4,795,021    4,289,455
  Federal Income Tax Payments
   (Recoveries)                                23,421     (108,177)     (58,363)
  Net Transfers to Separate Accounts        7,114,314    2,040,883    2,640,961
  Other Expenses                              537,701      445,677    6,229,824
                                          -----------  -----------  -----------
    Total Benefits and Expenses            12,287,070    7,173,404   13,101,877
-------------------------------------------------------------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES      345,056    2,132,967    1,330,861
-------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND
   MATURED
  Bonds                                     2,323,921    1,623,364    1,286,296
  Common and Preferred Stocks                   4,031           35       14,354
  Mortgage Loans                               41,395       42,133       57,353
  Other                                        12,348      134,912       12,690
                                          -----------  -----------  -----------
    Total Investment Proceeds               2,381,694    1,800,444    1,370,693
                                          -----------  -----------  -----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     3,068,077    3,956,463    2,753,242
  Common and Preferred Stocks                   4,814          842       14,246
  Mortgage Loans                                    0          225      203,177
  Real Estate                                     722        1,292       25,000
  Other                                       169,520           --       40,467
                                          -----------  -----------  -----------
    Total Investments Acquired              3,243,133    3,958,822    3,036,132
                                          -----------  -----------  -----------
  Net Increase in Policy Loans                 27,958       16,536      169,425
-------------------------------------------------------------------------------
             NET CASH USED FOR INVESTING
                              ACTIVITIES     (889,397)  (2,174,914)  (1,834,864)
-------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        150,000      235,000      760,840
  Net Other Cash Provided (Used)              301,810     (129,792)      99,401
-------------------------------------------------------------------------------
          NET CASH PROVIDED BY FINANCING
                                     AND
                MISCELLANEOUS ACTIVITIES      451,810      105,208      860,241
-------------------------------------------------------------------------------
  Net (decrease) increase in cash and
   short-term investments                     (92,531)      63,261      356,238
  Cash and Short-Term Investments,
   Beginning of Year                          485,025      421,764       65,526
-------------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   392,494  $   485,025  $   421,764
-------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in
Note 6.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; and

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2003              2002              2001
                                                                -----------------------------------------------
GAAP Net Income                                                 $   281,211       $   191,548       $   214,610
Deferral and amortization of policy acquisition costs,
 net                                                               (501,010)         (337,657)         (308,546)
Change in unearned revenue reserve                                   12,367            71,208            59,132
Deferred taxes                                                       43,304           (50,834)          180,625
Separate account expense allowance                                  511,608          (279,761)         (110,911)
Benefit reserve adjustment                                           22,016           155,196           (13,199)
Prepaid reinsurance premium                                         (11,809)           (8,564)           (6,944)
Ceding commission on reinsurance assumed                                 --                --          (670,507)
Administrative fees                                                 (48,072)               --                --
Reinsurance                                                         (54,276)               --                --
Dividends received from affiliates                                    9,000                --                --
Other, net                                                           10,493             1,791            (3,813)
                                                                -----------------------------------------------
                            STATUTORY NET INCOME (LOSS)         $   274,832       $  (257,073)      $  (659,553)
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 2,900,964       $ 2,242,347       $ 1,794,936
Deferred policy acquisition costs                                (3,755,461)       (3,289,010)       (3,033,841)
Unearned revenue reserve                                            327,144           297,759           229,194
Deferred taxes                                                      422,680           341,130           366,265
Separate account expense allowance                                1,755,474         1,243,867         1,521,026
Unrealized (gains) losses on investments                           (259,293)         (178,951)          (31,612)
Benefit reserve adjustment                                          208,213           300,515            24,334
Asset valuation reserve                                             (16,542)             (270)               --
Interest maintenance reserve                                        (29,314)          (25,702)          (25,448)
Prepaid reinsurance premium                                         (38,052)          (26,243)          (17,679)
Goodwill                                                           (170,100)         (170,100)         (173,704)
Reinsurance ceded                                                  (108,922)         (189,436)             (382)
Administrative fees                                                (229,878)               --                --
Other, net                                                           36,868            42,363            18,126
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $ 1,043,781           588,269       $   671,215
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 9% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2003 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,336         0.0%
At book value, less current surrender charge of 5% or more             1,350,292         2.5%
At market value                                                       48,425,201        90.8%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          49,777,829        93.3%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          3,331,821         6.3%
Not subject to discretionary withdrawal:                                 247,133         0.5%
                                                                     -----------------------
                                                TOTAL, GROSS          53,356,783       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------
                                                  TOTAL, NET         $53,156,783         N/A
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") which are carried at the appropriate SVO published value. Short-term investments are stated at amortized cost, which approximates fair value. Preferred stocks are stated at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are stated at the aggregate carrying value less accrued interest which is typically the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value. Interests in joint ventures, partnerships and limited liability companies are reported based on the underlying audited GAAP equity of the investee.

The Company's accounting policy requires that a decline in the value of a bond or equity security that is not subject to SSAP 43 Loaned-backed and Structured Securities below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a bond or equity security is other than temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP 43 is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for further other than temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43, requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cashflows of its security are less than its carrying amount then an other than temporary impairment charge is recognized equal to the difference between the carrying amount and estimated undiscounted cashflows of the security. The total estimated undiscounted cashflows of the impaired investment becomes its new cost basis.

Investment income consists primarily of interest and dividends. Interest income from bonds and mortgage loans including any associated premium or discount is accrued on a constant effective yield basis. The accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. The effective yield for fixed rate and variable rate loan backed securities due to new prepayment assumptions are revalued on a retrospective and prospective basis, respectively. The new prepayment assumptions are primarily obtained from broker dealer survey values or internal estimates. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Interest only and other-than-temporarily impaired loan backed securities are valued using the prospective method. In 2003, 2002 and 2001, the Company did not have any changes from the retrospective to prospective methodology due to negative yields on specific securities. Dividends are recorded as earned at the ex-dividend date.

Due and accrued investment income with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued excluded from surplus at December 31, 2003 and 2002 was $2,297 and $1,934, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively, and amortized through net investment income over the term of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively, and amortized through net investment income over the term of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income. Upon termination of the derivative, any gain or loss is recorded as a realized capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability and amortized through net investment income over the term of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as realized capital gain or loss.

Derivatives held for other investment and risk management activities are recorded on the balance sheet at fair value and the changes in fair value are reported in unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $16,542 and $270 as of December 31, 2003 and 2002, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2003 and 2002 were $29,314 and $25,702, respectively. The net capital gains captured in the IMR in 2003, 2002 and 2001 were $9,641, $5,078 and $1,965, respectively. The amount of expense amortized from the IMR in 2003, 2002 and 2001 included in the Company's Statements of Operations, was $6,029, $4,823 and $3,472, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

ADOPTION OF NEW ACCOUNTING STANDARD

The Company adopted SSAP 86 "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING, INCOME GENERATION, AND REPLICATION (SYNTHETIC ASSET) TRANSACTIONS" on
January 1, 2003. The Company elected to apply this statement to all derivative instruments to which the Company was a party to as of January 1, 2003. As a result, the company recorded $254 before tax, due to the change in accounting principle adjustment which increased unassigned surplus.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the state of Connecticut Department of Insurance. Effective January 1, 2001, the state of Connecticut required that insurance companies domiciled in the state of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the state of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166. The adjustment to increase unassigned surplus is related to SSAP 10, Income Taxes.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

For the years ended December 31,

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                     2003           2002           2001
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $290,212       $207,585       $157,500
Interest income from policy loans                                    18,620         18,947         14,160
Interest and dividends from other investments                        26,071         18,478         19,289
                                                                   --------------------------------------
Gross investment income                                             334,903        245,010        190,949
Less: investment expenses                                             4,162          3,596          2,150
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $330,741       $241,414       $188,799
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2003           2002           2001
                                                                   --------------------------------------
Gross unrealized capital gains                                     $176,924       $117,032       $ 17,132
Gross unrealized capital losses                                      (8,996)       (32,336)       (17,210)
                                                                   --------------------------------------
Net unrealized capital gains (losses)                               167,928         84,696            (78)
Balance, beginning of year                                           84,696            (78)          (918)
                                                                   --------------------------------------
             CHANGE IN NET UNREALIZED CAPITAL GAINS ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 83,232       $ 84,774       $    840
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                     2003           2002           2001
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    376       $    185       $    120
Gross unrealized capital losses                                     (30,877)       (23,137)       (22,913)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (30,501)       (22,952)       (22,793)
Balance, beginning of year                                          (22,952)       (22,793)        (1,604)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS       $ (7,549)      $   (159)      $(21,189)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                     2003           2002           2001
                                                                   --------------------------------------
Bonds and short-term investments                                   $ 12,602       $(28,561)      $ (7,491)
Common stocks                                                           657           (149)           (13)
Other invested assets                                                (4,393)            (2)            33
                                                                   --------------------------------------
Realized capital losses                                               8,866        (28,712)        (7,471)
Capital gains tax (benefit)                                          21,938         23,053            802
                                                                   --------------------------------------
Net realized capital losses, after tax                              (13,072)       (51,765)        (8,273)
Less: amounts transferred to IMR                                      9,641          5,078          1,965
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(22,713)      $(56,843)      $(10,238)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2003, 2002 and 2001 resulted in proceeds of $2,523,341, $1,691,422 and $2,135,324, gross realized capital gains of $23,090, $15,257 and $8,091, and gross realized capital losses of $6,150, $9,998 and $5,442, respectively, before transfers to the IMR. Sales of common stocks for the years ended December 31, 2003, 2002 and 2001 resulted in proceeds of $2,814, $35 and $14,354, gross realized capital gains of $662, $0 and $358, and gross realized capital losses of $5, $7 and $371, respectively.

(e) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income enhancement and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "Accounting for Derivative Instruments and Hedging, Income Generations, and Replication (Synthetic Asset) Transactions. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2003, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation nor did it hold any replication transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2003 were $1,163,355. The fair value of derivative instruments are based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or widely accepted pricing valuation models which utilize independent third party data as inputs for over the counter derivatives. The fair value of derivative instruments at December 31, 2003 was $819.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. As of December 31,2003, the Company did not hold any derivatives used to hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2003, interest rate swaps used in cash flow hedge relationships had a notional value of $70,000 and a fair value of $3,683.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2003 foreign currency swaps used in cash flow hedge relationships had a notional value of $76,855 and a fair value of $(10,282).

FAIR VALUE HEDGES

Interest rate swaps and caps: Interest rate swaps are used periodically to hedge the changes in fair value of certain fixed rate liabilities due to changes in LIBOR. In addition, interest rate caps are used to offset the changes in fair value related to corresponding interest rate caps that exist in certain of the Company's variable-rate fixed maturity investments. As of December 31, 2003, the Company did not hold any interest rate swaps or caps used in fair value hedge relationships.

INCOME GENERATION TRANSACTIONS

Written options: Periodically, the Company is a writer of covered floors as part of an income generation transaction. The company occasionally writes interest rate floors which are used to offset the changes in fair value related to corresponding interest rate floors that exist in certain of the Company's variable-rate fixed maturity investments. As of December 31, 2003, the Company did not hold any option contracts used in income generation relationships.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2003 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $6,884 reported as an asset on the balance sheet. The average fair value for interest rate caps and swaptions was $7,481 in asset value. There were no realized gains and losses during the year 2003.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2003, the warrants had a notional value of $500 and a fair value was $534 reported as an asset on the balance sheet. The average fair value of the warrants was $290 and there were no realized gains and losses during the year 2003.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures for over-the-counter derivatives are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring all privately negotiated derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2003, the Company had one fixed maturity that exceeded 10% of capital and surplus that was not the U.S. government or a government agency. The fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value and estimated fair value of this fixed maturity was $151,928.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2003
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $  107,943   $    605    $   (47)   $  108,501
  --Guaranteed and sponsored -- asset backed                          529,528         --         --       529,528
States, municipalities and political subdivisions                       5,560          7         (4)        5,563
International governments                                              44,569      4,201        (13)       48,757
Public utilities                                                      266,866     13,955       (625)      280,196
All other corporate                                                 2,779,091    150,649     (5,014)    2,924,726
All other corporate -- asset-backed                                 1,863,931      7,507     (3,293)    1,868,145
Short-term investments                                                111,118         --         --       111,118
Parents, subsidiaries and affiliates                                   41,725         --         --        41,725
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $5,750,331   $176,924    $(8,996)   $5,918,259
                                                                   ----------------------------------------------

                                                                                 December 31, 2003
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,807   $    376    $    (62)  $    5,121
Common stock -- affiliated                                             36,884         --     (30,815)       6,069
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   41,691   $    376    $(30,877)  $   11,190
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   74,416   $     85    $     --   $   74,501
  --Guaranteed and sponsored -- asset backed                          687,703      1,444          --      689,147
States, municipalities and political subdivisions                         395         17          --          412
International governments                                              34,304      4,454          --       38,758
Public utilities                                                      208,886      6,772      (5,187)     210,471
All other corporate                                                 2,137,680     87,636     (20,309)   2,205,007
All other corporate -- asset-backed                                 1,617,227     11,025      (6,735)   1,621,517
Short-term investments                                                440,120         --          --      440,120
Certificates of deposit                                                67,270      5,599        (105)      72,764
Parents, subsidiaries and affiliates                                  100,748         --          --      100,748
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $5,368,749   $117,032    $(32,336)  $5,453,445
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,957   $    185    $   (872)  $    4,270
Common stock -- affiliated                                             35,384         --     (22,265)      13,119
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   40,341   $    185    $(23,137)  $   17,389
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2003 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  560,864       $  577,243
Over one year through five years                        2,716,119        2,795,443
Over five years through ten years                       1,952,205        2,009,214
Over ten years                                            521,143          536,359
                                                       ---------------------------
                                         TOTAL         $5,750,331       $5,918,259
                                                       ---------------------------

Bonds with a carrying value of $3,612 and $3,319 as of December 31, 2003 and 2002, respectively, were on deposit with various regulatory authorities as required.

(h) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans during 2003 were 9.5% and 6.53%, respectively. During 2003, the Company did not reduce interest rates on any outstanding mortgage loans. The highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed or purchase money mortgages, was 61%. There were no taxes, assessments and any amounts advanced and not included in the mortgage loan total. As of December 31,2003, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired loans with a related allowance for credit losses as of December 31, 2003 and 2002.

(i) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR (OTHER THAN MORTGAGE LOANS)

The total recorded investment in restructured loans, as of December 31, 2003 and 2002 was $968 and $499, respectively. The realized capital losses related to these loans, as of December 31, 2003 and 2002 were $0 and $10,544, respectively.

(j) REPURCHASE AGREEMENTS

For repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in other liabilities. The Company had no repurchase agreements as of December 31, 2003 and 2002.

(k) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS:

                                                                  2003                    2002
                                                         ----------------------------------------------
                                                          Carrying   Estimated    Carrying   Estimated
                                                           Amount    Fair Value    Amount    Fair Value
                                                         ----------------------------------------------
ASSETS
  Bonds and short-term investments                       $5,750,331   5,918,259  $5,368,749   5,453,445
  Common stocks                                              11,190      11,190      17,389      17,389
  Preferred stocks                                                4           4           4           4
  Policy loans                                              294,714     294,714     266,756     266.756
  Mortgage loans                                             95,737      95,737     137,595     137,595
  Other invested assets                                      48,103      48,103      42,262      42,262
LIABILITIES
  Deposit funds and other benefits                       $5,099,858   4,959,587  $4,913,126  $4,780,374
                                                         ----------------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value for bonds, short-term investments, preferred stocks and common stocks approximate those quotations published by the NAIC; policy and mortgage loan carrying amounts approximate fair value; fair value of derivative instruments, including swaps, issued caps, floors, futures, forward commitments and collars, are determined using a pricing model which is similar to external valuation models; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(l) JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets. The Company did not recognize any impairment write-downs for its investments in joint ventures, partnerships, or limited liability companies for the periods presented. There are no future commitments to joint ventures, partnerships or limited liability companies.

(m) SECURITIES LENDING

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2003 and 2002. As of December 31, 2003 and 2002, all collateral accepted was held in separate custodial accounts. As of December 31, 2003 and 2002, the fair value of the loaned securities was approximately $236,373 and $0, respectively, and was included in fixed maturities. The cash collateral received as of December 31, 2003 and 2002 of approximately $240,331 and $0, respectively, was invested in short-term securities and was also included in fixed maturities, with a corresponding liability for the obligation to return the collateral recorded in other liabilities.

(n) SECURITY UNREALIZED LOSS AGING

The following table presents the Company's unrealized loss, fair value and amortized cost for fixed maturity and equity securities, excluding non-highly rated securitized financial assets with contractual cash flows, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2003.

                                                 Less Than 12 Months                 12 Months or More             Total
                                          --------------------------------------------------------------------------------
                                          Amortized     Fair     Unrealized   Amortized    Fair     Unrealized   Amortized
                                            Cost       Value       Losses       Cost       Value      Losses       Cost
                                          --------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                               $  4,055    $  4,008    $   (47)    $     --    $    --    $     --    $  4,055
States, municipalities and
 political subdivisions                      5,169       5,165         (4)          --         --          --       5,169
International governments                      337         324        (13)          --         --          --         337
Public utilities                             8,289       8,108       (181)       5,973      5,529        (444)     14,262
All other corporate including
 international                             162,756     157,796     (4,960)      10,084     10,030         (54)    172,840
All other corporate --
 asset-backed                               54,323      53,494       (829)      45,853     45,611        (242)    100,176
                                          --------------------------------------------------------------------------------
           TOTAL FIXED MATURITIES          234,929     228,895     (6,034)      61,910     61,170        (740)    296,839
Common stock -- unaffiliated                   212         193        (19)       2,486      2,443         (43)      2,698
Common stock -- affiliated                      --          --         --       36,884      6,069     (30,815)     36,884
                                          --------------------------------------------------------------------------------
                     TOTAL EQUITY              212         193        (19)      39,370      8,512     (30,858)     39,582
                                          --------------------------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                               $235,141    $229,088    $(6,053)    $101,280    $69,682    $(31,598)   $336,421
                                          --------------------------------------------------------------------------------

                                           Total
                                   ---------------------
                                     Fair     Unrealized
                                    Value       Losses
                                   ---------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                        $  4,008    $    (47)
States, municipalities and
 political subdivisions               5,165          (4)
International governments               324         (13)
Public utilities                     13,637        (625)
All other corporate including
 international                      167,826      (5,014)
All other corporate --
 asset-backed                        99,105      (1,071)
                                   ---------------------
           TOTAL FIXED MATURITIES   290,065      (6,774)
Common stock -- unaffiliated          2,636         (62)
Common stock -- affiliated            6,069     (30,815)
                                   ---------------------
                     TOTAL EQUITY     8,705     (30,877)
                                   ---------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                        $298,770    $(37,651)
                                   ---------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Balance Sheet. The Company does not have any current plans to dispose of this investment.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 99% of the Company's unrealized loss amount, which was comprised of approximately 70 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $1,025.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 60 securities. Of the less than twelve months total unrealized loss amount $5,028, or 83%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $5,253 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 15 securities. Of the twelve months or more unrealized loss amount $748, or 96%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the sector in the greatest gross unrealized loss position for twelve months or more in the schedule above was the utilities sector, 100% of which was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 86%. The utilities sector remains adversely impacted by several events that primarily occurred in 2001 including the bankruptcy of Enron Corp., the decline in the energy trading industry and the regulatory, political and legal effect of the California utility crises. These events led to credit downgrades, which continue to negatively impact security price levels. Companies have begun to reduce leverage, selling various non-core businesses and have secured liquidity sources either through capital market issuances or bank lines to support cash flow needs. Improved credit fundamentals coupled with increased energy prices and demand should allow the price of these companies' securities to improve.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2003 and 2002. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,        December 31,
                                                                  2003                2002
                                                              ---------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $423,715            $469,416
Total of all deferred tax liabilities                            (57,848)            (74,977)
Net deferred assets/(liability)                                  365,867             394,439
Net admitted deferred asset/(liability)                           55,301              29,910
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $310,566            $364,529
Increase (decrease) in deferred taxes non-admitted              $(53,963)            203,818
                                                              ---------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a 'Policyholders' Surplus Account' and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2003          2002           2001
                                                                     --------------------------------------
Federal                                                              $(21,840)      $25,183       $(196,458)
                                                                     --------------------------------------
Foreign                                                                 1,885         3,528              --
                                                                     --------------------------------------
Federal income tax on capital gains                                    21,940        23,053             802
                                                                     --------------------------------------
                               CURRENT INCOME TAXES INCURRED         $  1,985       $51,764       $(195,656)
                                                                     --------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                               December 31,        December 31,
                                                                   2003                2002             Change
                                                               ------------------------------------------------
Reserves                                                         $ 23,627            $ 10,906          $ 12,721
Fortis ceding commission                                           15,256              16,501            (1,245)
Tax DAC                                                           226,262             206,940            19,322
Accrued deferred compensation                                          --               1,775            (1,775)
Bonds                                                              21,085              34,822           (13,737)
Capital loss carryforward                                              --               3,300            (3,300)
NOL carryforward/AMT credits                                      108,582             192,969           (84,387)
Other                                                              28,903               2,203            26,700
                                                               ------------------------------------------------
                             TOTAL DEFERRED TAX ASSETS           $423,715            $469,416          $(45,701)
                                                               ------------------------------------------------
                      DEFERRED TAX ASSETS NON-ADMITTED           $310,566            $364,529          $(53,963)
                                                               ------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                               December 31,        December 31,
                                                                   2003                2002            Change
                                                               -----------------------------------------------
Bonds                                                            $(13,550)           $ (5,593)         $(7,957)
Tax preferred investments                                         (29,655)            (52,323)          22,668
Accrued deferred compensation                                        (102)                 --             (102)
Software project deferral                                          (1,121)             (5,903)           4,782
Deferred and uncollected                                          (10,234)             (8,767)          (1,467)
Other                                                              (3,186)             (2,391)            (795)
                                                               -----------------------------------------------
                        TOTAL DEFERRED TAX LIABILITIES           $(57,848)           $(74,977)         $17,129
                                                               -----------------------------------------------

                                                               December 31,        December 31,
                                                                   2003                2002             Change
                                                               ------------------------------------------------
Total deferred tax assets                                        $423,715            $469,416          $(45,701)
Total deferred tax liabilities                                    (57,848)            (74,977)           17,129
                                                               ------------------------------------------------
Net deferred tax asset (liability)                               $365,867            $394,439           (28,572)
Other change in net deferred income tax                                                                      89
                                                               ------------------------------------------------
Change in net deferred income tax                                                                      $(28,483)
                                                               ------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2003               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $ 96,886              35.0%
Tax preferred investments                                                (69,159)            (25.0)%
Other                                                                      2,741               1.0%
                                                                     -------------------------------
                                                       TOTAL            $ 30,468              11.0%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2003               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                  $ 1,985              0.7%
Change in net deferred income taxes                                       28,483             10.3%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES             $30,468             11.0%
                                                                     -------------------------------

(e) As of December 31, 2003, the Company had an operating loss carry forward of $(27,774). If not utilized, it will expire for tax purposes in 2017.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2003                  $ 1,985
2002                  $    --
2001                  $    --

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $210,929 in 2003, a decrease of $91,192 from the 2002 balance of $302,120. The total amount of reinsurance credits taken for this agreement is $324,505 in 2003, a decrease of $140,295 from the 2002 balance of $464,800.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $20,073 and 500 thousand warrants exercisable for the unaffiliated company's stock. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. As of December 31, 2002, the Company established a liability for reinsurance in unauthorized companies of $36,926 related to this reinsurer.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company will automatically cede 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts issued between July 7, 2003 and December 31, 2003 that were otherwise not reinsured. The amount of ceded premiums and reserve credit taken related to this reinsurance arrangement was immaterial.

The amount of reinsurance recoverables from reinsurers was $16,578 and $36,327 at December 31, 2003 and 2002, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2003
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 5,671,324  $1,511,423  $  (761,273) $ 6,421,474
Policy and Contract Claim Liabilities                    $    22,699  $   14,201  $    (9,066) $    27,834
Premium and Annuity Considerations                       $12,173,716  $  287,413  $  (345,423) $12,115,706
Death, Annuity, Disability and Other Benefits            $   165,828  $  114,575  $   (37,015) $   243,388
Surrenders and Other Fund Withdrawals                    $ 4,904,307  $  546,275  $(1,071,759) $ 4,378,823

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2001
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 3,085,682  $1,578,470  $  (317,816) $ 4,346,336
Policy and Contract Claim Liabilities                    $    23,510  $   16,288  $    (9,291) $    30,507
Premium and Annuity Considerations                       $ 6,890,184  $6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $   115,649  $   94,069  $   (24,134) $   185,584
Surrenders and Other Fund Withdrawals                    $ 3,893,425  $  491,474  $  (242,572) $ 4,142,327

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2002
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 5,566,253  $1,511,752  $  (946,667) $ 6,131,338
Policy and Contract Claim Liabilities                    $    26,680  $   15,825  $    (8,649) $    33,856
Premium and Annuity Considerations                       $ 8,401,771  $  371,175  $(4,146,116) $ 4,626,830
Death, Annuity, Disability and Other Benefits            $   138,864  $  114,019  $   (25,083) $   227,800
Surrenders and Other Fund Withdrawals                    $ 4,436,989  $  766,314  $  (459,359) $ 4,743,944

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND COLLECTED):

The following presents premium and annuity considerations (deferred and collected) as of December 31, 2003:

                                                                             Net of
                                                                    Gross    Loading
                                                                   -----------------
TYPE
Ordinary New Business                                              $ 2,414   $ 2,831
Ordinary Renewal                                                    16,253    25,079
Group Life                                                              45        80
                                                                   -----------------
                                                            TOTAL  $18,712   $27,990
                                                                   -----------------

8. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford Financial Services Group ("The Hartford"), intercompany asset sale transactions were executed in March and April 2003. The transactions resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to Hartford Life and Accident Insurance Company, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company for cash equal to the fair value of the securities as of the effective date of the sales. The transfer re-deployed to the Life subsidiaries desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred in March and April 2003 were $140 million and $413 million, respectively.

For additional information, see Notes 5 and 9.

9. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $8,599, $4,357and $3,764 for 2003, 2002 and 2001, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2003, 2002 or 2001.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Beginning in 2004, the floor company contribution for eligible employees will be increased to 1.5%. The cost to the Company for the above-mentioned plan was approximately $2.7 million, $2.5 million and $2 million in 2003, 2002 and 2001, respectively.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2003, 2002 or 2001.

11. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $52.2 billion and $35.9 billion as of December 31, 2003 and 2002, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $626 million, $518 million and $567 million for the years ended December 31, 2003, 2002 and 2001, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2003 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2003               $ 7,624,097
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                         $50,631,955
                                                                               -----------
          Total reserves                                                       $50,631,955
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                       74,343
          Market value                                                          50,458,094
                                                                               -----------
          Subtotal                                                              50,532,437
          Not subject to discretionary withdrawal                                   99,518
                                                                               -----------
                                                                 TOTAL         $50,631,955
                                                                               -----------

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

HLI and its subsidiaries are involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

On March 16, 2003, a final decision and award was issued in an arbitration between The Hartford and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under terms of the final decision and award, the reinsurer's reinsurance obligations to The Hartford's subsidiaries were not limited or reduced in any manner, and as a result, are left unchanged.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. Guaranty fund assessments paid by the Company was not material to the results of operations for 2003, 2002 or 2001.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $8,164 and $6,395 in 2003 and 2002, respectively. Future minimum rental commitments are as follows:

2004                  $ 7,460
2005                    6,695
2006                    6,011
2007                    5,508
2008                    5,242
Thereafter              9,904
                      -------
  Total               $40,820
                      -------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $3,195 and $3,224 in 2003 and 2002, respectively.

(d) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1998 through 2001 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

13. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates. There was no income or surplus impact in 2003 related to September 11. In 2002 the Company recognized a $2.8 million after-tax benefit due to favorable developments related to September 11.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

         (2)  Not applicable.

         (3)  (a) Principal Underwriter Agreement.(2)

              (b) Form of Dealer Agreement.(2)

         (4)  Form of Individual Flexible Premium Variable Annuity Contract.(1)

         (5)  Form of Application.(1)

         (6)  (a) Certificate of Incorporation of Hartford.(3)

              (b) Bylaws of Hartford.(3)

         (7)  Not applicable.

         (8)  Form of Fund Participation Agreement.(4)

         (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

         (10) (a) Consent of Deloitte & Touche LLP.

              (b) Consent of Arthur Andersen LLP. (5)

         (11) No financial statements are omitted.

         (12) Not applicable.

         (13) Not applicable.

         (14) Not applicable.

         (15) Copy of Power of Attorney.

         (16) Organizational Chart.(6)

--------
(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73568, dated May 1, 1995.
(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73568, dated April 29, 1996.
(3) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.
(4) Incorporated by reference to the Post-Effective Amendment No. 6, to the Registration Statement File No. 333-70153, dated August 25, 2000.
(5) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
    Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.
(6) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-101923, filed on April 5, 2004.

Item 25.   Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President & Deputy Chief Financial Officer
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Senior Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President & Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary, Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, Connecticut 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See item 24(b)(16).

Item 27. Number of Contract Owners

         As of February 29, 2004, there were 457,132 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

         (A) involved a knowing and culpable violation of law by the director;
         (B) enabled the director or an associate to receive an improper personal gain;
         (C) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
         (D) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
         (E) created liability under section 33-757 relating to unlawful distributions.

         The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
         Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
         Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
         Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
         Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
         Hartford Life Insurance Company - Separate Account Ten
         Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five
         Hartford Life Insurance Company - Separate Account Seven
         Hartford Life Insurance Company - Separate Account Eleven
         Hartford Life Insurance Company - Separate Account Twelve
         Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
         Hart Life Insurance Company - Separate Account Two
         American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Servus Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account Two

     (b) Directors and Officers of HSD

                                                POSITIONS AND OFFICES
               NAME                               WITH UNDERWRITER
               ----                               ----------------
         David A. Carlson                 Senior Vice President and
                                          Deputy Chief Financial Officer
         Bruce W. Ferris                  Vice President
         George R. Jay                    Controller
         Stephen T. Joyce                 Vice President
         Thomas M. Marra                  President, Chief Executive Officer and
                                          Chairman of the Board, Director
         Christine Hayer Repasy           Senior Vice President, General Counsel and
                                          Corporate Secretary
         Martin A. Swanson                Vice President
         John C. Walters                  Executive Vice President, Director
         Lizabeth H. Zlatkus              Executive Vice President & Chief
                                          Financial Officer, Director

         Unless otherwise indicated, the principal business address of each of the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

         (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

         (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

         The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 26th day of April, 2004.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE
      (Registrant)

By: Thomas M. Marra                                *By: /s/ Marianne O'Doherty
   ---------------------------------------------       -----------------------
    Thomas M. Marra, President, Chief Executive         Marianne O'Doherty
    Officer and Chairman of the Board*                  Attorney-in-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
      (Depositor)

By: Thomas M. Marra
   ---------------------------------------------
    Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Robert A. Kerzner, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President
     & Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,       *By: /s/ Marianne O'Doherty
     General Counsel and Corporate Secretary,             ----------------------
     Director*                                             Marianne O'Doherty
John C. Walters, Executive Vice President, Director*       Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President
     and Chief Financial Officer, Director*             Date: April 26, 2004
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

33-73568

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(10) Consent of Deloitte & Touche LLP.

(15) Copy of Power of Attorney.